UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08532

AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	11-30

Date of reporting period:	08-31-2010

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

Strategic Allocation: Aggressive Fund

August 31, 2010

Strategic Allocation: Aggressive – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

COMMON STOCKS — 77.5%
AEROSPACE & DEFENSE — 1.5%
AAR Corp.(1)	968	$ 14,868
AerCap Holdings NV(1)	13,704	147,181
Aerovironment, Inc.(1)	497	11,242
Alliant Techsystems, Inc.(1)	715	47,118
BE Aerospace, Inc.(1)	69,700	1,878,415
Boeing Co. (The)	14,881	909,676
Ceradyne, Inc.(1)	596	13,017
Curtiss-Wright Corp.	3,409	90,645
Esterline Technologies Corp.(1)	392	18,032
Goodrich Corp.	32,600	2,232,448
Honeywell International, Inc.	45,223	1,767,767
ITT Corp.	4,945	210,163
L-3 Communications Holdings, Inc.	3,520	234,432
Ladish Co., Inc.(1)	4,337	107,948
Lockheed Martin Corp.	5,500	382,360
Moog, Inc., Class A(1)	1,006	31,387
MTU Aero Engines Holding AG	6,530	363,237
Northrop Grumman Corp.	19,409	1,050,415
Orbital Sciences Corp.(1)	1,036	13,458
Precision Castparts Corp.	5,900	667,762
Raytheon Co.	25,926	1,138,670
Rockwell Collins, Inc.	35,248	1,900,925
Rolls-Royce Group plc(1)	97,525	828,613
Triumph Group, Inc.	2,834	188,121
		14,247,900
AIR FREIGHT & LOGISTICS — 0.9%
Atlas Air Worldwide Holdings, Inc.(1)	16,332	707,829
C.H. Robinson Worldwide, Inc.	29,400	1,910,706
Expeditors International of Washington, Inc.	32,000	1,266,880
Hub Group, Inc., Class A(1)	1,218	32,375
United Parcel Service, Inc., Class B	66,903	4,268,411
UTi Worldwide, Inc.	1,044	14,626
		8,200,827
AIRLINES — 0.4%
AirTran Holdings, Inc.(1)	12,855	57,976
Alaska Air Group, Inc.(1)	13,000	574,990
Allegiant Travel Co.	323	12,154
British Airways plc(1)	86,990	281,500
Eva Airways Corp.(1)	955,000	678,225
JetBlue Airways Corp.(1)	3,132	17,884
Ryanair Holdings plc ADR(1)	28,540	809,109
SkyWest, Inc.	1,096	13,963
UAL Corp.(1)	50,432	1,068,654
US Airways Group, Inc.(1)	19,416	175,520
		3,689,975
AUTO COMPONENTS — 0.4%
American Axle & Manufacturing Holdings, Inc.(1)	12,057	100,917
Amerigon, Inc.(1)	3,394	35,094

Strategic Allocation: Aggressive – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

Apollo Tyres Ltd.	323,710	$ 492,378
BorgWarner, Inc.(1)	49,340	2,153,691
Cooper Tire & Rubber Co.	1,090	17,647
Standard Motor Products, Inc.	2,074	17,836
TRW Automotive Holdings Corp.(1)	20,643	717,551
Xinyi Glass Holdings Co. Ltd.	862,000	443,259
		3,978,373
AUTOMOBILES — 0.9%
Bayerische Motoren Werke AG	19,350	1,021,680
Daimler AG(1)	25,840	1,256,127
Dongfeng Motor Group Co. Ltd. H Shares	286,000	444,143
Ford Motor Co.(1)	160,083	1,807,337
Geely Automobile Holdings Ltd.	690,000	226,193
Hyundai Motor Co.	16,625	1,962,163
Nissan Motor Co. Ltd.(1)	72,100	550,984
PT Astra International Tbk	137,000	721,771
		7,990,398
BEVERAGES — 1.3%
Anheuser-Busch InBev NV	16,769	872,227
Carlsberg A/S B Shares	13,320	1,255,010
Cia de Bebidas das Americas Preference Shares ADR	4,964	549,465
Coca-Cola Co. (The)	100,716	5,632,039
Coca-Cola Enterprises, Inc.	6,936	197,399
Dr Pepper Snapple Group, Inc.	30,912	1,138,180
PepsiCo, Inc.	28,230	1,811,801
Pernod-Ricard SA	11,886	929,208
		12,385,329
BIOTECHNOLOGY — 0.9%
Acorda Therapeutics, Inc.(1)	947	28,524
Alexion Pharmaceuticals, Inc.(1)	31,093	1,755,822
Alkermes, Inc.(1)	726	9,627
AMAG Pharmaceuticals, Inc.(1)	515	12,978
Amgen, Inc.(1)	71,678	3,658,445
Arena Pharmaceuticals, Inc.(1)	2,716	17,681
Biogen Idec, Inc.(1)	15,752	847,458
Cephalon, Inc.(1)	12,878	729,023
Cepheid, Inc.(1)	1,460	21,477
Cubist Pharmaceuticals, Inc.(1)	1,439	31,701
Gilead Sciences, Inc.(1)	36,931	1,176,622
ImmunoGen, Inc.(1)	1,569	8,410
Incyte Corp. Ltd.(1)	2,113	26,455
InterMune, Inc.(1)	1,176	12,254
Isis Pharmaceuticals, Inc.(1)	2,260	17,718
Momenta Pharmaceuticals, Inc.(1)	1,036	14,970
Onyx Pharmaceuticals, Inc.(1)	1,541	37,123
PDL BioPharma, Inc.	2,930	16,584
Pharmasset, Inc.(1)	681	16,541
Savient Pharmaceuticals, Inc.(1)	1,665	24,009
Seattle Genetics, Inc.(1)	2,076	23,770
Talecris Biotherapeutics Holdings Corp.(1)	2,314	50,769

Strategic Allocation: Aggressive – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

Theravance, Inc.(1)	1,526	$ 18,449
		8,556,410
BUILDING PRODUCTS(2)
Apogee Enterprises, Inc.	288	2,604
Griffon Corp.(1)	670	7,162
Nortek, Inc.(1)	150	6,225
Simpson Manufacturing Co., Inc.	498	10,976
		26,967
CAPITAL MARKETS — 1.3%
Ameriprise Financial, Inc.	17,950	782,261
Apollo Investment Corp.	3,355	32,107
Ares Capital Corp.	2,502	37,380
Artio Global Investors, Inc.	2,314	32,049
Bank of New York Mellon Corp. (The)	45,294	1,099,285
BGC Partners, Inc., Class A	3,554	18,339
BlackRock, Inc.	5,071	719,828
Calamos Asset Management, Inc., Class A	2,578	24,388
Charles Schwab Corp. (The)	57,598	734,951
Cohen & Steers, Inc.	1,494	31,882
Credit Suisse Group AG	35,980	1,580,249
Fifth Street Finance Corp.	1,690	16,663
Goldman Sachs Group, Inc. (The)	22,789	3,120,726
HFF, Inc., Class A(1)	8,738	69,642
Invesco Ltd.	11,189	202,521
Investment Technology Group, Inc.(1)	4,079	54,210
Knight Capital Group, Inc., Class A(1)	1,420	16,870
Legg Mason, Inc.	37,061	938,755
MCG Capital Corp.	2,537	13,395
Morgan Stanley	22,800	562,932
Northern Trust Corp.	18,908	872,415
PennantPark Investment Corp.	2,275	22,477
Piper Jaffray Cos.(1)	785	21,682
Prospect Capital Corp.	1,498	13,752
Pzena Investment Management, Inc., Class A	1,444	9,054
Schroders plc	29,303	617,034
State Street Corp.	7,325	256,961
T. Rowe Price Group, Inc.	1,386	60,679
TradeStation Group, Inc.(1)	4,058	23,820
Waddell & Reed Financial, Inc., Class A	1,416	32,582
		12,018,889
CHEMICALS — 1.9%
A. Schulman, Inc.	563	10,230
Air Liquide SA	12,301	1,279,187
Akzo Nobel NV	11,690	617,232
Albemarle Corp.	40,600	1,627,654
Arch Chemicals, Inc.	1,977	60,733
Ashland, Inc.	5,062	235,180
BASF SE	9,440	498,073
CF Industries Holdings, Inc.	3,500	323,750
Cytec Industries, Inc.	23,806	1,129,118
E.I. du Pont de Nemours & Co.	11,600	472,932

Strategic Allocation: Aggressive – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

Ecolab, Inc.	20,100	$ 952,740
Georgia Gulf Corp.(1)	942	12,246
Givaudan SA	1,280	1,222,950
H.B. Fuller Co.	984	18,686
International Flavors & Fragrances, Inc.	15,200	694,488
Intrepid Potash, Inc.(1)	990	22,225
Kraton Performance Polymers, Inc.(1)	1,980	53,500
LG Chem Ltd.	3,670	1,056,093
Lubrizol Corp.	10,653	994,031
Mexichem SAB de CV	149,633	385,776
Minerals Technologies, Inc.	5,991	321,118
Monsanto Co.	6,108	321,586
Olin Corp.	715	12,806
OM Group, Inc.(1)	9,743	249,421
PPG Industries, Inc.	39,020	2,568,687
Sensient Technologies Corp.	1,323	36,687
Sherwin-Williams Co. (The)	4,129	290,599
Shin-Etsu Chemical Co. Ltd.	10,700	495,453
Sigma-Aldrich Corp.	19,034	1,012,038
Solutia, Inc.(1)	6,661	90,190
Valspar Corp.	7,289	219,545
W.R. Grace & Co.(1)	3,442	87,083
Yara International ASA	7,740	311,080
		17,683,117
COMMERCIAL BANKS — 3.8%
American National Bankshares, Inc.	894	17,692
Associated Banc-Corp.	2,492	30,053
Banco Bilbao Vizcaya Argentaria SA	110,090	1,327,592
Banco Santander Brasil SA ADR	94,972	1,194,748
Banco Santander SA	79,037	926,176
BancorpSouth, Inc.	1,315	16,766
Barclays plc	323,799	1,501,701
BB&T Corp.	2,247	49,704
BNP Paribas	22,573	1,412,260
Boston Private Financial Holdings, Inc.	5,775	36,209
China Minsheng Banking Corp. Ltd. H Shares	379,000	344,468
CIMB Group Holdings Bhd	469,200	1,161,081
Citizens Republic Bancorp., Inc.(1)	5,319	4,149
Columbia Banking System, Inc.	3,560	63,404
Comerica, Inc.	34,572	1,189,623
Commerce Bancshares, Inc.	9,484	338,863
Community Bank System, Inc.	666	15,038
Credicorp Ltd.	8,826	928,936
Cullen/Frost Bankers, Inc.	363	18,604
CVB Financial Corp.	1,696	11,584
Danvers Bancorp., Inc.	3,236	48,767
East West Bancorp., Inc.	6,423	93,904
Erste Group Bank AG	13,000	471,823
F.N.B. Corp.	2,231	17,335
First Commonwealth Financial Corp.	1,669	8,262
First Horizon National Corp.(1)	5,437	54,805

Strategic Allocation: Aggressive – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

First Interstate Bancsystem, Inc.	1,140	$ 13,019
First Midwest Bancorp., Inc.	1,846	20,269
FirstMerit Corp.	2,631	45,516
Fulton Financial Corp.	5,464	45,242
Grupo Financiero Banorte SAB de CV, Series O	69,596	249,028
Hampton Roads Bankshares, Inc.(1)	6,001	5,701
HDFC Bank Ltd.	17,011	771,805
Heritage Financial Corp.(1)	1,715	21,780
HSBC Holdings plc (Hong Kong)	167,759	1,634,727
IBERIABANK Corp.	261	12,724
ICICI Bank Ltd.	39,437	819,676
Industrial & Commercial Bank of China Ltd. H Shares	1,968,000	1,429,433
Itau Unibanco Holding SA Preference Shares	51,211	1,095,223
Kasikornbank PCL NVDR	158,500	549,521
KeyCorp	1,853	13,657
Lakeland Financial Corp.	1,146	21,247
Lloyds Banking Group plc(1)	566,680	603,930
Marshall & Ilsley Corp.	2,423	15,871
MB Financial, Inc.	1,056	15,819
Mitsubishi UFJ Financial Group, Inc.	188,700	900,711
National Bankshares, Inc.	630	14,679
Old National Bancorp.	2,282	21,040
Pacific Continental Corp.	1,588	13,037
Park Sterling Bank, Inc.(1)	3,221	19,487
PNC Financial Services Group, Inc.	14,905	759,559
Powszechna Kasa Oszczednosci Bank Polski SA	106,321	1,281,908
PT Bank Mandiri (Persero) Tbk	659,000	430,338
PT Bank Rakyat Indonesia	677,000	696,857
Republic Bancorp., Inc., Class A	709	13,769
Sandy Spring Bancorp, Inc.	2,952	43,188
Sberbank of Russian Federation	738,485	1,868,367
Shinhan Financial Group Co. Ltd.	8,240	315,469
Standard Chartered plc	27,544	738,616
Sterling Bancshares, Inc.	9,410	46,674
Swedbank AB A Shares(1)	51,950	582,997
Synovus Financial Corp.	7,866	16,204
Toronto-Dominion Bank (The)	7,366	497,279
Trico Bancshares	1,443	20,014
Trustmark Corp.	848	16,171
Turkiye Garanti Bankasi AS	338,741	1,641,520
U.S. Bancorp.	64,063	1,332,510
United Bankshares, Inc.	641	14,749
United Overseas Bank Ltd.	75,682	1,045,199
Washington Banking Co.	1,602	19,320
Webster Financial Corp.	2,015	32,421
Wells Fargo & Co.	189,397	4,460,299
Western Alliance Bancorp.(1)	4,284	26,218
Whitney Holding Corp.	4,416	32,811
Wilmington Trust Corp.	3,129	27,535
Wintrust Financial Corp.	682	19,614
		35,616,295

Strategic Allocation: Aggressive – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

COMMERCIAL SERVICES & SUPPLIES — 0.6%
ATC Technology Corp.(1)	568	$ 13,706
Avery Dennison Corp.	8,700	282,924
Brink’s Co. (The)	1,193	22,512
Cintas Corp.	9,765	248,910
Deluxe Corp.	3,097	51,813
IESI-BFC Ltd.	1,382	32,657
Pitney Bowes, Inc.	26,478	509,437
R.R. Donnelley & Sons Co.	19,431	294,282
Republic Services, Inc.	62,315	1,833,930
Stericycle, Inc.(1)	15,000	982,500
SYKES Enterprises, Inc.(1)	2,497	29,864
US Ecology, Inc.	2,385	32,317
Waste Connections, Inc.(1)	18,543	699,998
Waste Management, Inc.	15,325	507,104
		5,541,954
COMMUNICATIONS EQUIPMENT — 1.7%
Acme Packet, Inc.(1)	5,960	200,256
Arris Group, Inc.(1)	17,615	143,915
Bel Fuse, Inc., Class B	1,219	22,588
Blue Coat Systems, Inc.(1)	419	7,890
Cisco Systems, Inc.(1)	161,607	3,240,220
Comba Telecom Systems Holdings Ltd.	541,800	554,424
Emulex Corp.(1)	34,636	330,427
F5 Networks, Inc.(1)	51,444	4,497,749
Harris Corp.	17,698	744,555
HTC Corp.	104,600	1,910,189
KVH Industries, Inc.(1)	1,784	22,246
Netgear, Inc.(1)	4,931	104,143
Oplink Communications, Inc.(1)	2,425	38,121
Plantronics, Inc.	5,381	146,955
Polycom, Inc.(1)	632	17,999
QUALCOMM, Inc.	55,339	2,120,037
RADWARE Ltd.(1)	2,192	53,353
Sycamore Networks, Inc.	1,086	23,805
Telefonaktiebolaget LM Ericsson B Shares	89,180	865,070
Tellabs, Inc.	69,436	492,996
Viasat, Inc.(1)	668	23,347
		15,560,285
COMPUTERS & PERIPHERALS — 2.4%
Apple, Inc.(1)	32,848	7,994,218
Diebold, Inc.	5,670	147,080
Electronics for Imaging, Inc.(1)	2,408	25,633
EMC Corp.(1)	147,403	2,688,631
Fujitsu Ltd.	72,000	498,798
Hewlett-Packard Co.	68,516	2,636,495
Lexmark International, Inc., Class A(1)	80,876	2,829,851
NCR Corp.(1)	1,213	15,587
NetApp, Inc.(1)	67,307	2,721,895
Netezza Corp.(1)	1,237	24,072
Novatel Wireless, Inc.(1)	2,601	15,112

Strategic Allocation: Aggressive – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

SanDisk Corp.(1)	32,187	$ 1,069,896
Seagate Technology plc(1)	70,830	717,508
Synaptics, Inc.(1)	1,907	50,383
Western Digital Corp.(1)	42,375	1,023,356
Wistron Corp.	198,485	310,423
		22,768,938
CONSTRUCTION & ENGINEERING — 0.2%
Comfort Systems USA, Inc.	1,303	13,590
EMCOR Group, Inc.(1)	23,439	533,003
Granite Construction, Inc.	4,566	100,498
Larsen & Toubro Ltd.	13,840	533,608
Orascom Construction Industries	4,730	208,745
Pike Electric Corp.(1)	3,577	28,974
Shaw Group, Inc. (The)(1)	16,323	528,865
URS Corp.(1)	9,481	338,187
		2,285,470
CONSTRUCTION MATERIALS — 0.2%
Holcim Ltd.	10,890	655,384
Martin Marietta Materials, Inc.	321	23,497
PT Semen Gresik (Persero) Tbk	607,000	584,494
Texas Industries, Inc.	388	11,733
Vulcan Materials Co.	6,804	250,115
		1,525,223
CONSUMER FINANCE — 0.5%
American Express Co.	63,752	2,541,792
AmeriCredit Corp.(1)	12,749	308,526
Cash America International, Inc.	11,452	350,775
ORIX Corp.	13,070	983,245
World Acceptance Corp.(1)	2,174	88,590
		4,272,928
CONTAINERS & PACKAGING — 0.1%
Bemis Co., Inc.	16,069	463,912
Graphic Packaging Holding Co.(1)	42,306	129,033
Silgan Holdings, Inc.	2,517	75,233
Sonoco Products Co.	6,082	191,279
		859,457
DISTRIBUTORS — 0.2%
Core-Mark Holding Co., Inc.(1)	895	23,172
Genuine Parts Co.	10,126	424,583
Li & Fung Ltd.	238,000	1,205,489
		1,653,244
DIVERSIFIED(2)
iShares Russell 2000 Index Fund	1,405	84,680
iShares Russell 2000 Value Index Fund	1,536	86,323
iShares S&P SmallCap 600 Index Fund	965	51,386
		222,389
DIVERSIFIED CONSUMER SERVICES — 0.1%
Career Education Corp.(1)	5,880	103,076
Corinthian Colleges, Inc.(1)	2,645	12,908
ITT Educational Services, Inc.(1)	18,078	962,834
Regis Corp.	1,086	18,212

Strategic Allocation: Aggressive – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

Sotheby’s	2,085	$ 55,482
		1,152,512
DIVERSIFIED FINANCIAL SERVICES — 1.2%
Bank of America Corp.	308,810	3,844,685
CBOE Holdings, Inc.	128	2,677
Citigroup, Inc.(1)	187,400	697,128
Compass Diversified Holdings	1,283	18,193
Deutsche Boerse AG	9,920	606,179
JPMorgan Chase & Co.	153,787	5,591,695
		10,760,557
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.4%
AT&T, Inc.	227,757	6,156,272
Atlantic Tele-Network, Inc.	398	16,975
CenturyLink, Inc.	9,600	347,136
China Unicom (Hong Kong) Ltd. ADR	22,005	304,989
Consolidated Communications Holdings, Inc.	11,295	195,855
General Communication, Inc., Class A(1)	4,290	38,653
Qwest Communications International, Inc.	75,647	427,406
Telefonica SA	44,010	976,004
Telenor ASA	74,200	1,086,999
Verizon Communications, Inc.	99,344	2,931,641
Vonage Holdings Corp.(1)	21,184	45,757
Windstream Corp.	13,530	156,069
		12,683,756
ELECTRIC UTILITIES — 0.8%
American Electric Power Co., Inc.	18,872	668,258
Central Vermont Public Service Corp.	1,413	28,020
CEZ AS	22,730	952,764
Cleco Corp.	565	16,006
Entergy Corp.	2,484	195,839
Exelon Corp.	31,039	1,263,908
Fortum Oyj	33,370	768,375
Great Plains Energy, Inc.	13,952	257,973
IDACORP, Inc.	4,014	140,731
NextEra Energy, Inc.	10,968	589,311
Northeast Utilities	12,593	364,819
NV Energy, Inc.	47,187	603,994
Portland General Electric Co.	19,031	380,239
PPL Corp.	27,900	757,764
Unitil Corp.	862	18,343
Westar Energy, Inc.	23,624	566,267
		7,572,611
ELECTRICAL EQUIPMENT — 0.8%
ABB Ltd.(1)	41,880	809,343
Acuity Brands, Inc.	361	13,985
American Superconductor Corp.(1)	1,090	29,310
Belden, Inc.	756	16,556
Brady Corp., Class A	919	23,674
Crompton Greaves Ltd.	94,431	594,811
Emerson Electric Co.	34,241	1,597,343
Encore Wire Corp.	2,324	42,506

Strategic Allocation: Aggressive – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

Harbin Electric, Inc.(1)	2,119	$ 35,790
Hubbell, Inc., Class B	14,571	655,404
II-VI, Inc.(1)	385	13,240
LSI Industries, Inc.	3,718	19,148
Nidec Corp.	5,400	474,372
Rockwell Automation, Inc.	55,346	2,830,394
Thomas & Betts Corp.(1)	10,677	394,515
Woodward Governor Co.	4,041	105,551
		7,655,942
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.9%
Agilent Technologies, Inc.(1)	30,800	830,676
Anixter International, Inc.(1)	3,601	165,214
AU Optronics Corp.(1)	281,000	242,544
Benchmark Electronics, Inc.(1)	1,249	17,524
Celestica, Inc.(1)	32,698	245,562
Cognex Corp.	4,305	83,948
Coherent, Inc.(1)	341	12,668
Daktronics, Inc.	8,734	80,440
DDi Corp.	5,044	39,444
Dolby Laboratories, Inc., Class A(1)	24,600	1,363,332
Electro Scientific Industries, Inc.(1)	2,500	27,125
Hon Hai Precision Industry Co. Ltd.	593,863	2,094,853
HOYA Corp.	13,600	299,812
Jabil Circuit, Inc.	23,781	243,755
Kemet Corp.(1)	33,703	90,998
LG Innotek Co. Ltd.	3,291	362,342
Littelfuse, Inc.(1)	3,737	139,166
Methode Electronics, Inc.	1,523	13,600
Molex, Inc.	19,758	348,729
Nan Ya Printed Circuit Board Corp.	41,000	131,829
Omron Corp.	30,900	657,282
Park Electrochemical Corp.	988	23,613
PC Connection, Inc.(1)	2,007	13,066
Rogers Corp.(1)	960	25,728
Sanmina-SCI Corp.(1)	846	7,639
SMART Modular Technologies (WWH), Inc.(1)	13,038	61,148
Tech Data Corp.(1)	5,030	182,086
Tyco Electronics Ltd.	25,787	632,297
Vishay Intertechnology, Inc.(1)	4,933	37,935
Vishay Precision Group, Inc.(1)	225	3,260
		8,477,615
ENERGY EQUIPMENT & SERVICES — 1.4%
Baker Hughes, Inc.	22,037	828,150
Bristow Group, Inc.(1)	692	22,836
Cal Dive International, Inc.(1)	3,949	18,047
Cameron International Corp.(1)	5,566	204,718
Complete Production Services, Inc.(1)	19,155	337,894
Core Laboratories NV	21,900	1,728,567
Dril-Quip, Inc.(1)	687	36,322
FMC Technologies, Inc.(1)	18,614	1,151,276
Global Industries Ltd.(1)	2,715	12,394

Strategic Allocation: Aggressive – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

Halliburton Co.	38,436	$ 1,084,280
Helix Energy Solutions Group, Inc.(1)	2,337	21,267
Key Energy Services, Inc.(1)	2,499	20,017
National Oilwell Varco, Inc.	35,278	1,326,100
Newpark Resources, Inc.(1)	5,765	50,328
North American Energy Partners, Inc.(1)	1,537	12,911
Oil States International, Inc.(1)	10,104	416,588
Petrofac Ltd.	25,420	546,185
Rowan Cos., Inc.(1)	696	17,894
Saipem SpA	56,202	1,967,151
Schlumberger Ltd.	49,452	2,637,291
Seadrill Ltd.	7,820	182,254
Superior Energy Services, Inc.(1)	1,012	21,758
Tetra Technologies, Inc.(1)	5,507	46,204
Transocean Ltd.(1)	8,971	456,624
Unit Corp.(1)	669	22,793
		13,169,849
FOOD & STAPLES RETAILING — 1.6%
Costco Wholesale Corp.	32,829	1,856,480
CP ALL PCL	621,700	789,665
Kroger Co. (The)	25,200	497,196
Magnit OJSC GDR	23,500	500,550
Metro AG	11,940	607,886
PriceSmart, Inc.	2,378	61,376
Ruddick Corp.	397	12,851
Safeway, Inc.	32,766	616,001
Shoprite Holdings Ltd.	47,886	586,969
SYSCO Corp.	16,600	456,334
Tesco plc	204,050	1,273,515
United Natural Foods, Inc.(1)	2,066	71,773
Village Super Market, Inc., Class A	566	14,676
Walgreen Co.	21,600	580,608
Wal-Mart de Mexico SAB de CV	230,908	523,415
Wal-Mart Stores, Inc.	61,512	3,084,212
Weis Markets, Inc.	1,461	51,369
Wesfarmers Ltd.	36,308	1,032,411
Whole Foods Market, Inc.(1)	43,700	1,520,323
X5 Retail Group NV GDR(1)	14,592	531,149
		14,668,759
FOOD PRODUCTS — 2.1%
Archer-Daniels-Midland Co.	7,200	221,616
Associated British Foods plc	65,630	1,064,914
ConAgra Foods, Inc.	34,114	736,521
Corn Products International, Inc.	17,393	593,623
Danone SA	18,392	988,344
Del Monte Foods Co.	69,746	909,488
Dole Food Co., Inc.(1)	14,888	128,632
Farmer Bros. Co.	1,064	15,120
General Mills, Inc.	30,135	1,089,682
H.J. Heinz Co.	33,718	1,559,120
Hershey Co. (The)	37,167	1,727,151

Strategic Allocation: Aggressive – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

Kellogg Co.	31,306	$ 1,555,282
Kraft Foods, Inc., Class A	27,500	823,625
Mead Johnson Nutrition Co.	44,165	2,304,971
Nestle SA	37,420	1,938,726
Ralcorp Holdings, Inc.(1)	758	45,215
Sara Lee Corp.	79,155	1,142,998
Seneca Foods Corp., Class A(1)	644	16,074
TreeHouse Foods, Inc.(1)	437	18,136
Tyson Foods, Inc., Class A	64,728	1,060,245
Unilever NV CVA	38,629	1,034,613
Unilever NV New York Shares	28,400	760,836
		19,734,932
GAS UTILITIES — 0.1%
AGL Resources, Inc.	2,647	97,145
Atmos Energy Corp.	790	22,357
Chesapeake Utilities Corp.	690	23,763
Nicor, Inc.	1,623	68,637
ONEOK, Inc.	6,052	259,691
PT Perusahaan Gas Negara	1,253,000	554,732
Southwest Gas Corp.	6,567	206,532
WGL Holdings, Inc.	696	24,548
		1,257,405
HEALTH CARE EQUIPMENT & SUPPLIES — 1.4%
Abaxis, Inc.(1)	544	9,825
Align Technology, Inc.(1)	1,498	24,005
American Medical Systems Holdings, Inc.(1)	1,854	33,780
Analogic Corp.	306	12,693
Arthrocare Corp.(1)	620	16,095
Beckman Coulter, Inc.	12,866	587,204
Becton, Dickinson & Co.	2,465	168,088
Boston Scientific Corp.(1)	33,169	172,147
C.R. Bard, Inc.	19,376	1,488,658
CareFusion Corp.(1)	6,062	130,818
Cie Generale d’Optique Essilor International SA	9,530	578,423
Cooper Cos., Inc. (The)	669	26,987
Covidien plc	45,049	1,592,032
Cutera, Inc.(1)	3,024	21,289
Cyberonics, Inc.(1)	676	14,487
DexCom, Inc.(1)	1,398	17,126
Edwards Lifesciences Corp.(1)	9,110	524,463
Gen-Probe, Inc.(1)	10,519	473,671
Haemonetics Corp.(1)	627	32,654
HeartWare International, Inc.(1)	207	13,405
Hospira, Inc.(1)	1,126	57,831
ICU Medical, Inc.(1)	377	13,433
Immucor, Inc.(1)	1,708	30,061
Integra LifeSciences Holdings Corp.(1)	498	17,315
Intuitive Surgical, Inc.(1)	4,394	1,164,542
Masimo Corp.	17,478	397,799
Medtronic, Inc.	12,706	399,985
Meridian Bioscience, Inc.	997	18,225

Strategic Allocation: Aggressive – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

Neogen Corp.(1)	469	$ 13,704
NuVasive, Inc.(1)	949	27,853
Sirona Dental Systems, Inc.(1)	787	24,806
Sonova Holding AG	8,400	1,074,770
STERIS Corp.	9,970	286,837
Supermax Corp. Bhd	380,500	623,989
Symmetry Medical, Inc.(1)	10,284	92,453
Utah Medical Products, Inc.	878	23,337
Varian Medical Systems, Inc.(1)	20,800	1,107,392
Volcano Corp.(1)	1,246	27,537
West Pharmaceutical Services, Inc.	802	26,963
Young Innovations, Inc.	3,571	93,667
Zimmer Holdings, Inc.(1)	29,433	1,388,355
Zoll Medical Corp.(1)	637	16,830
		12,865,534
HEALTH CARE PROVIDERS & SERVICES — 1.5%
Aetna, Inc.	20,768	554,921
Alliance HealthCare Services, Inc.(1)	5,868	24,646
Almost Family, Inc.(1)	440	11,119
Amedisys, Inc.(1)	675	15,606
AMERIGROUP Corp.(1)	595	21,955
AmerisourceBergen Corp.	35,700	973,896
Amsurg Corp.(1)	1,668	27,806
Assisted Living Concepts, Inc., Class A(1)	643	17,477
Bio-Reference Labs, Inc.(1)	589	11,674
Cardinal Health, Inc.	31,633	947,725
Catalyst Health Solutions, Inc.(1)	947	37,965
Chemed Corp.	1,022	50,998
Community Health Systems, Inc.(1)	839	21,873
Express Scripts, Inc.(1)	82,719	3,523,829
Fresenius Medical Care AG & Co. KGaA	27,030	1,530,458
Genoptix, Inc.(1)	464	7,985
Health Management Associates, Inc., Class A(1)	2,840	17,750
Health Net, Inc.(1)	17,194	410,593
HealthSouth Corp.(1)	2,190	35,609
HMS Holdings Corp.(1)	678	35,378
Humana, Inc.(1)	25,251	1,206,745
Kindred Healthcare, Inc.(1)	1,511	17,754
LifePoint Hospitals, Inc.(1)	12,912	392,783
Magellan Health Services, Inc.(1)	5,213	228,382
Medco Health Solutions, Inc.(1)	36,801	1,600,107
MWI Veterinary Supply, Inc.(1)	297	15,771
National Healthcare Corp.	1,441	50,017
Owens & Minor, Inc.	2,561	68,276
Patterson Cos., Inc.	6,927	175,184
PSS World Medical, Inc.(1)	1,392	25,557
Psychiatric Solutions, Inc.(1)	1,045	34,851
Quest Diagnostics, Inc.	4,300	187,050
Select Medical Holdings Corp.(1)	22,569	161,368
Sinopharm Group Co. H Shares	99,600	379,642
Sun Healthcare Group, Inc.(1)	1,737	14,070

Strategic Allocation: Aggressive – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

U.S. Physical Therapy, Inc.(1)	1,385	$ 22,202
UnitedHealth Group, Inc.	33,022	1,047,458
WellPoint, Inc.(1)	8,300	412,344
		14,318,824
HEALTH CARE TECHNOLOGY — 0.1%
Allscripts Healthcare Solutions, Inc.(1)	168	2,804
athenahealth, Inc.(1)	836	22,522
MedAssets, Inc.(1)	1,076	21,326
Quality Systems, Inc.	469	26,288
SXC Health Solutions Corp. (NASDAQ)(1)	8,700	676,860
		749,800
HOTELS, RESTAURANTS & LEISURE — 2.0%
Bob Evans Farms, Inc.	770	19,674
Carnival plc	20,701	672,107
CEC Entertainment, Inc.(1)	13,528	424,373
Chipotle Mexican Grill, Inc.(1)	13,446	2,028,060
Compass Group plc	166,282	1,360,523
Ctrip.com International Ltd. ADR(1)	70,351	2,848,512
Darden Restaurants, Inc.	5,100	210,426
Domino’s Pizza, Inc.(1)	10,359	132,802
Home Inns & Hotels Management, Inc. ADR(1)	15,600	654,576
Intercontinental Hotels Group plc	51,030	768,534
International Speedway Corp., Class A	12,417	284,225
Jack in the Box, Inc.(1)	1,069	21,573
Las Vegas Sands Corp.(1)	47,100	1,334,343
Marriott International, Inc., Class A	900	28,809
McDonald’s Corp.	24,659	1,801,587
MGM Resorts International(1)	7,400	66,674
Panera Bread Co., Class A(1)	1,572	125,666
Red Robin Gourmet Burgers, Inc.(1)	1,097	20,327
Ruby Tuesday, Inc.(1)	1,155	10,638
Speedway Motorsports, Inc.	14,728	196,177
Starbucks Corp.	38,587	887,115
Starwood Hotels & Resorts Worldwide, Inc.	79,236	3,702,698
Wynn Macau Ltd.(1)	259,807	448,222
Wynn Resorts Ltd.	7,500	604,575
		18,652,216
HOUSEHOLD DURABLES — 0.5%
American Greetings Corp., Class A	9,230	178,139
Arcelik AS	87,753	416,626
CSS Industries, Inc.	932	14,390
Deer Consumer Products, Inc.(1)	5,029	40,232
Ethan Allen Interiors, Inc.	887	11,966
Fortune Brands, Inc.	8,461	378,968
Furniture Brands International, Inc.(1)	3,951	18,372
Helen of Troy Ltd.(1)	595	13,242
M.D.C. Holdings, Inc.	696	18,528
MRV Engenharia e Participacoes SA	76,800	645,448
PDG Realty SA Empreendimentos e Participacoes	71,300	730,762
Stanley Black & Decker, Inc.	12,100	649,044
Tempur-Pedic International, Inc.(1)	7,285	195,238

Strategic Allocation: Aggressive – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

Toll Brothers, Inc.(1)	18,241	$ 315,204
Turkiye Sise ve Cam Fabrikalari AS(1)	206,610	308,484
Whirlpool Corp.	11,984	888,733
		4,823,376
HOUSEHOLD PRODUCTS — 1.3%
Cellu Tissue Holdings, Inc.(1)	2,950	22,479
Church & Dwight Co., Inc.	11,200	685,776
Clorox Co.	12,863	833,780
Colgate-Palmolive Co.	3,342	246,773
Energizer Holdings, Inc.(1)	9,406	593,048
Kimberly-Clark Corp.	19,855	1,278,662
LG Household & Health Care Ltd.	3,182	1,066,948
Procter & Gamble Co. (The)	77,526	4,625,976
Reckitt Benckiser Group plc	19,522	976,940
Unicharm Corp.	10,700	1,305,499
WD-40 Co.	545	19,168
		11,655,049
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
Constellation Energy Group, Inc.	15,306	448,925
Mirant Corp.(1)	37,352	362,314
NRG Energy, Inc.(1)	27,328	555,305
		1,366,544
INDUSTRIAL CONGLOMERATES — 1.0%
3M Co.	28,333	2,225,557
Carlisle Cos., Inc.	10,849	304,315
General Electric Co.	220,487	3,192,652
Raven Industries, Inc.	1,924	64,858
Siemens AG	13,460	1,224,365
Smiths Group plc	36,360	638,492
Textron, Inc.	76,477	1,305,462
Tredegar Corp.	822	13,497
Tyco International Ltd.	20,986	782,358
		9,751,556
INSURANCE — 2.5%
ACE Ltd.	14,369	768,310
Admiral Group plc	46,040	1,074,673
Aflac, Inc.	33,440	1,580,040
Allianz SE	11,840	1,214,443
Allied World Assurance Co. Holdings Ltd.	14,227	716,614
Allstate Corp. (The)	39,099	1,079,132
Alterra Capital Holdings Ltd.	2,060	38,192
American Equity Investment Life Holding Co.	1,434	13,609
American Financial Group, Inc.	36,370	1,046,365
AMERISAFE, Inc.(1)	2,270	39,884
Amtrust Financial Services, Inc.	6,156	84,029
Aon Corp.	23,874	865,194
Arch Capital Group Ltd.(1)	174	13,885
Aspen Insurance Holdings Ltd.	2,909	82,616
Assured Guaranty Ltd.	174	2,688
Baldwin & Lyons, Inc., Class B	1,163	25,807
Berkshire Hathaway, Inc., Class B(1)	14,787	1,164,920

Strategic Allocation: Aggressive – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

China Life Insurance Co. Ltd. H Shares	133,000	$ 507,807
Chubb Corp. (The)	35,174	1,938,791
Endurance Specialty Holdings Ltd.	10,078	371,274
FPIC Insurance Group, Inc.(1)	854	25,919
Hanover Insurance Group, Inc. (The)	721	31,277
Hartford Financial Services Group, Inc. (The)	5,594	112,775
HCC Insurance Holdings, Inc.	25,546	644,526
Horace Mann Educators Corp.	7,146	117,194
Infinity Property & Casualty Corp.	709	32,862
Loews Corp.	28,525	1,002,369
Marsh & McLennan Cos., Inc.	32,938	781,289
Mercer Insurance Group, Inc.	1,914	33,189
Ping An Insurance Group Co. of China Ltd. H Shares	106,000	876,889
Platinum Underwriters Holdings Ltd.	1,595	64,135
Principal Financial Group, Inc.	60,248	1,388,716
ProAssurance Corp.(1)	511	27,058
Protective Life Corp.	2,574	48,082
Prudential Financial, Inc.	24,809	1,254,591
RLI Corp.	1,428	74,913
Safety Insurance Group, Inc.	2,475	100,856
Symetra Financial Corp.	28,187	302,728
Torchmark Corp.	9,700	478,695
Transatlantic Holdings, Inc.	8,419	401,334
Travelers Cos., Inc. (The)	47,466	2,324,885
United Fire & Casualty Co.	919	18,591
Unitrin, Inc.	270	6,426
Validus Holdings Ltd.	874	22,261
XL Group plc	14,200	254,322
		23,054,155
INTERNET & CATALOG RETAIL — 0.4%
HSN, Inc.(1)	4,338	114,046
Netflix, Inc.(1)	7,800	979,056
priceline.com, Inc.(1)	7,126	2,077,087
Rakuten, Inc.	1,163	880,452
		4,050,641
INTERNET SOFTWARE & SERVICES — 1.6%
Akamai Technologies, Inc.(1)	13,507	622,268
Ancestry.com, Inc.(1)	2,186	42,081
AOL, Inc.(1)	11,801	262,218
Baidu, Inc. ADR(1)	35,370	2,774,069
Dice Holdings, Inc.(1)	5,257	33,119
EarthLink, Inc.	22,048	188,731
Equinix, Inc.(1)	18,200	1,660,022
Google, Inc., Class A(1)	9,151	4,118,133
Liquidity Services, Inc.(1)	2,820	36,293
MercadoLibre, Inc.(1)	13,548	893,355
Tencent Holdings Ltd.	46,100	843,327
VeriSign, Inc.(1)	44,500	1,296,285
WebMD Health Corp.(1)	24,700	1,258,218
Yahoo! Japan Corp.	1,775	639,135

Strategic Allocation: Aggressive – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

Zix Corp.(1)	18,856	$ 50,346
		14,717,600
IT SERVICES — 1.7%
Accenture plc, Class A	23,146	847,144
Automatic Data Processing, Inc.	4,895	188,996
CACI International, Inc., Class A(1)	461	18,813
Cass Information Systems, Inc.	1,203	39,458
Cognizant Technology Solutions Corp., Class A(1)	37,400	2,154,427
Computer Sciences Corp.	23,184	922,955
Convergys Corp.(1)	26,745	270,927
DST Systems, Inc.	1,590	64,777
Fiserv, Inc.(1)	6,700	335,201
Forrester Research, Inc.(1)	775	23,785
Infosys Technologies Ltd.	47,653	2,749,215
International Business Machines Corp.	52,870	6,515,170
Lionbridge Technologies, Inc.(1)	4,025	17,951
MasterCard, Inc., Class A	7,782	1,543,638
MAXIMUS, Inc.	885	47,533
NeuStar, Inc., Class A(1)	1,092	24,177
Total System Services, Inc.	2,571	36,508
Western Union Co. (The)	16,523	259,081
		16,059,756
LEISURE EQUIPMENT & PRODUCTS — 0.3%
Arctic Cat, Inc.(1)	2,024	14,148
JAKKS Pacific, Inc.(1)	865	12,888
Mattel, Inc.	67,472	1,416,237
Polaris Industries, Inc.	18,327	977,379
RC2 Corp.(1)	543	9,997
		2,430,649
LIFE SCIENCES TOOLS & SERVICES — 0.4%
Bruker Corp.(1)	52,279	621,597
Dionex Corp.(1)	444	32,190
Illumina, Inc.(1)	14,700	630,483
Life Technologies Corp.(1)	23,400	1,000,818
PAREXEL International Corp.(1)	1,458	29,000
Pharmaceutical Product Development, Inc.	1,142	26,232
Thermo Fisher Scientific, Inc.(1)	14,609	615,331
Waters Corp.(1)	10,800	653,616
		3,609,267
MACHINERY — 2.9%
Actuant Corp., Class A	561	11,119
Alfa Laval AB	65,470	958,372
Altra Holdings, Inc.(1)	22,334	287,439
ArvinMeritor, Inc.(1)	78,190	1,021,943
Ashok Leyland Ltd.	471,214	737,274
Atlas Copco AB A Shares	62,980	957,709
Barnes Group, Inc.	1,116	16,974
Briggs & Stratton Corp.	10,901	197,853
Cascade Corp.	2,192	68,434
Caterpillar, Inc.	33,654	2,192,895
Colfax Corp.(1)	1,554	19,409

Strategic Allocation: Aggressive – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

Commercial Vehicle Group, Inc.(1)	5,172	$ 46,962
Cummins, Inc.	40,092	2,983,246
Deere & Co.	28,369	1,794,907
Doosan Infracore Co. Ltd.(1)	53,790	865,916
Douglas Dynamics, Inc.(1)	1,177	13,371
Dover Corp.	35,400	1,584,504
Dynamic Materials Corp.	1,590	21,751
Eaton Corp.	25,776	1,790,917
EnPro Industries, Inc.(1)	5,030	137,369
Fanuc Ltd.	5,600	601,262
FreightCar America, Inc.	504	11,738
Harsco Corp.	10,482	209,011
Hyundai Heavy Industries Co. Ltd.	2,717	598,288
Illinois Tool Works, Inc.	47,023	1,940,169
Ingersoll-Rand plc	19,600	637,588
Kadant, Inc.(1)	531	9,048
Kaydon Corp.	18,420	596,992
Kennametal, Inc.	23,026	580,255
Komatsu Ltd.	41,700	846,310
Lincoln Electric Holdings, Inc.	446	22,108
Middleby Corp.(1)	1,178	64,778
Mueller Industries, Inc.	3,497	82,459
Mueller Water Products, Inc., Class A	5,826	13,808
NACCO Industries, Inc., Class A	757	58,698
Oshkosh Corp.(1)	21,399	532,407
PT United Tractors Tbk	151,000	307,515
Robbins & Myers, Inc.	7,457	176,433
Tata Motors Ltd.	14,949	321,083
Timken Co.	58,113	1,900,876
Titan International, Inc.	7,295	73,971
Vallourec SA	5,350	459,602
Volvo AB B Shares(1)	83,460	967,662
Wabash National Corp.(1)	37,435	229,477
		26,949,902
MARINE — 0.2%
Alexander & Baldwin, Inc.	633	21,421
China Shipping Container Lines Co. Ltd. H Shares(1)	1,109,000	382,082
Diana Shipping, Inc.(1)	3,023	35,943
Genco Shipping & Trading Ltd.(1)	1,481	22,274
Hanjin Shipping Co. Ltd.(1)	12,442	313,411
Kuehne + Nagel International AG	9,150	954,430
		1,729,561
MEDIA — 1.6%
CBS Corp., Class B	104,400	1,442,808
Charter Communications, Inc., Class A(1)	3,851	131,897
Comcast Corp., Class A	123,694	2,117,641
CTC Media, Inc.	28,667	513,139
DirecTV, Class A(1)	4,341	164,611
Discovery Communications, Inc., Class A(1)	26,200	989,050
E.W. Scripps Co. (The), Class A(1)	7,700	52,283
Entravision Communications Corp., Class A(1)	12,343	19,255

Strategic Allocation: Aggressive – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

Focus Media Holding Ltd. ADR(1)	18,442	$ 352,058
Gannett Co., Inc.	930	11,244
Harte-Hanks, Inc.	1,383	14,148
Imax Corp.(1)	30,800	435,204
ITV plc(1)	640,420	550,021
Journal Communications, Inc., Class A(1)	4,329	17,143
Knology, Inc.(1)	2,216	25,994
Liberty Media Corp. - Starz, Series A(1)	1,403	83,815
LIN TV Corp., Class A(1)	7,181	28,652
LodgeNet Interactive Corp.(1)	20,335	51,854
McClatchy Co. (The), Class A(1)	334	895
Naspers Ltd. N Shares	17,131	691,697
Omnicom Group, Inc.	8,325	291,458
Reed Elsevier plc	66,320	532,969
Scholastic Corp.	9,977	233,761
Scripps Networks Interactive, Inc., Class A	23,951	962,351
Time Warner Cable, Inc.	6,600	340,626
Time Warner, Inc.	75,965	2,277,431
Viacom, Inc., Class B	22,400	703,808
Walt Disney Co. (The)	52,567	1,713,159
Washington Post Co. (The), Class B	405	145,893
		14,894,865
METALS & MINING — 2.3%
Antofagasta plc	96,990	1,535,087
BHP Billiton Ltd.	69,214	2,281,528
Brush Engineered Materials, Inc.(1)	573	13,781
Century Aluminum Co.(1)	1,336	13,360
Cliffs Natural Resources, Inc.	29,898	1,829,459
Coeur d’Alene Mines Corp.(1)	1,635	28,056
Commercial Metals Co.	1,038	13,525
Exxaro Resources Ltd.	22,238	345,073
Ferrexpo plc	124,273	569,868
Freeport-McMoRan Copper & Gold, Inc.	42,735	3,076,065
Gerdau SA Preference Shares	33,600	448,064
Gold Fields Ltd. ADR	19,881	279,924
Haynes International, Inc.	443	12,971
Hecla Mining Co.(1)	4,700	26,884
Impala Platinum Holdings Ltd.	25,208	594,738
Kaiser Aluminum Corp.	392	14,473
Mesabi Trust	5,196	141,747
Newmont Mining Corp.	35,359	2,168,214
Nucor Corp.	9,100	334,698
POSCO	1,324	537,264
Reliance Steel & Aluminum Co.	7,707	287,086
Royal Gold, Inc.	446	21,885
RTI International Metals, Inc.(1)	503	13,883
Schnitzer Steel Industries, Inc., Class A	273	12,077
Thompson Creek Metals Co., Inc.(1)	3,212	27,559
Titanium Metals Corp.(1)	33,900	614,268
Vale SA Preference Shares	197,400	4,634,193
Worthington Industries, Inc.	971	13,808

Strategic Allocation: Aggressive – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

Xstrata plc	97,370	$ 1,532,141
		21,421,679
MULTILINE RETAIL — 1.2%
Big Lots, Inc.(1)	2,539	79,369
Dillard’s, Inc., Class A	10,632	232,522
Dollar Tree, Inc.(1)	86,064	3,901,281
Family Dollar Stores, Inc.	22,600	967,054
Fred’s, Inc., Class A	1,687	18,591
Kohl’s Corp.(1)	36,759	1,726,938
Macy’s, Inc.	36,353	706,702
PCD Stores Ltd.(1)	1,608,000	450,643
Target Corp.	68,759	3,517,711
		11,600,811
MULTI-UTILITIES — 0.5%
Avista Corp.	1,128	23,541
Black Hills Corp.	432	13,146
Consolidated Edison, Inc.	4,324	205,520
DTE Energy Co.	14,293	669,627
Integrys Energy Group, Inc.	26,612	1,289,351
MDU Resources Group, Inc.	2,684	50,486
NorthWestern Corp.	2,466	69,344
PG&E Corp.	26,748	1,250,736
Wisconsin Energy Corp.	8,855	493,578
Xcel Energy, Inc.	27,742	618,924
		4,684,253
OFFICE ELECTRONICS — 0.2%
Canon, Inc.	35,700	1,455,451
Xerox Corp.	20,768	175,282
Zebra Technologies Corp., Class A(1)	653	18,689
		1,649,422
OIL, GAS & CONSUMABLE FUELS — 5.2%
Alpha Natural Resources, Inc.(1)	483	17,934
Apache Corp.	20,124	1,808,141
Banpu PCL	37,000	723,566
Berry Petroleum Co., Class A	820	22,263
BG Group plc	125,910	2,026,604
Bill Barrett Corp.(1)	795	25,885
BP Prudhoe Bay Royalty Trust	759	70,792
Brigham Exploration Co.(1)	36,600	560,712
Canadian Natural Resources Ltd.	20,805	667,632
Chevron Corp.	72,543	5,379,789
Cimarex Energy Co.	15,395	1,007,141
CNOOC Ltd.	1,198,000	2,069,885
Concho Resources, Inc.(1)	27,400	1,600,708
ConocoPhillips	79,346	4,160,111
Crosstex Energy LP(1)	6,291	75,492
DCP Midstream Partners LP	2,879	91,437
Devon Energy Corp.	17,962	1,082,749
DHT Holdings, Inc.	4,892	18,932
EOG Resources, Inc.	6,578	571,431
EQT Corp.	18,896	616,010

Strategic Allocation: Aggressive – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

Exxon Mobil Corp.	198,193	$ 11,725,098
Forest Oil Corp.(1)	4,647	121,380
Frontier Oil Corp.	3,017	35,329
Goodrich Petroleum Corp.(1)	1,373	18,233
Hugoton Royalty Trust	765	13,877
Imperial Oil Ltd.	26,666	983,267
Knightsbridge Tankers Ltd.	3,144	55,020
Murphy Oil Corp.	16,142	864,566
Noble Energy, Inc.	3,647	254,488
Nordic American Tanker Shipping	1,900	50,293
NovaTek OAO GDR	13,506	991,340
OAO Gazprom ADR	20,072	415,490
Occidental Petroleum Corp.	35,184	2,571,247
Overseas Shipholding Group, Inc.	362	11,656
Pacific Rubiales Energy Corp.(1)	35,435	835,739
Penn Virginia Corp.	1,036	14,442
Permian Basin Royalty Trust	5,849	106,803
Pioneer Natural Resources Co.	10,500	607,110
PT Adaro Energy Tbk	1,856,500	390,410
Rosetta Resources, Inc.(1)	621	12,234
Royal Dutch Shell plc B Shares	54,310	1,389,736
SandRidge Energy, Inc.(1)	3,223	13,021
Southwestern Energy Co.(1)	19,074	624,101
Sunoco Logistics Partners LP	322	23,844
Swift Energy Co.(1)	2,863	77,158
Teekay Tankers Ltd., Class A	8,205	94,768
Total SA	23,360	1,091,461
Tullow Oil plc	29,093	543,453
Ultra Petroleum Corp.(1)	5,198	202,774
Valero Energy Corp.	22,400	353,248
W&T Offshore, Inc.	8,407	75,999
Whiting Petroleum Corp.(1)	15,400	1,306,536
Williams Pipeline Partners LP	3,910	124,573
World Fuel Services Corp.	7,030	179,546
		48,775,454
PAPER & FOREST PRODUCTS — 0.2%
Buckeye Technologies, Inc.	4,524	53,745
Clearwater Paper Corp.(1)	1,305	88,688
International Paper Co.	26,199	536,032
KapStone Paper and Packaging Corp.(1)	9,882	112,556
MeadWestvaco Corp.	7,421	161,481
P.H. Glatfelter Co.	1,299	13,289
Weyerhaeuser Co.	25,970	407,724
		1,373,515
PERSONAL PRODUCTS — 0.3%
Estee Lauder Cos., Inc. (The), Class A	20,692	1,160,200
Hypermarcas SA(1)	43,800	577,100
Natura Cosmeticos SA	22,400	546,145
Prestige Brands Holdings, Inc.(1)	2,709	20,047
Schiff Nutrition International, Inc.	1,555	13,389
		2,316,881

Strategic Allocation: Aggressive – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

PHARMACEUTICALS — 3.3%
Abbott Laboratories	77,453	$ 3,821,531
Allergan, Inc.	21,086	1,295,102
Aspen Pharmacare Holdings Ltd.(1)	30,820	351,453
Aurobindo Pharma Ltd.	30,441	672,012
Auxilium Pharmaceuticals, Inc.(1)	1,031	26,713
Bristol-Myers Squibb Co.	41,466	1,081,433
Eli Lilly & Co.	60,165	2,019,137
Endo Pharmaceuticals Holdings, Inc.(1)	35,521	965,106
Forest Laboratories, Inc.(1)	21,816	595,359
Impax Laboratories, Inc.(1)	1,366	21,405
Johnson & Johnson	90,096	5,137,274
Merck & Co., Inc.	60,259	2,118,706
Nektar Therapeutics(1)	2,326	29,796
Novartis AG	53,970	2,836,050
Novo Nordisk A/S B Shares	21,943	1,882,574
Perrigo Co.	6,031	343,707
Pfizer, Inc.	198,253	3,158,170
Questcor Pharmaceuticals, Inc.(1)	1,189	11,521
Roche Holding AG	10,429	1,417,584
Salix Pharmaceuticals Ltd.(1)	24,395	923,595
Shire plc	58,900	1,270,068
Teva Pharmaceutical Industries Ltd. ADR	11,630	588,245
VIVUS, Inc.(1)	2,038	11,494
		30,578,035
PROFESSIONAL SERVICES — 0.2%
Capita Group plc (The)	51,030	550,183
CDI Corp.	1,431	15,870
Heidrick & Struggles International, Inc.	1,177	20,444
Kelly Services, Inc., Class A(1)	7,711	80,503
Korn/Ferry International(1)	2,074	27,003
Mistras Group, Inc.(1)	2,598	27,539
SGS SA	460	666,043
Towers Watson & Co., Class A	399	17,915
		1,405,500
REAL ESTATE INVESTMENT TRUSTS (REITs) — 2.7%
Agree Realty Corp.	1,788	42,465
Alexandria Real Estate Equities, Inc.	3,300	228,921
AMB Property Corp.	21,430	509,820
American Campus Communities, Inc.	12,537	373,477
Annaly Capital Management, Inc.	14,722	255,868
Apartment Investment & Management Co., Class A	16,100	329,084
Ashford Hospitality Trust, Inc.(1)	13,366	107,329
Associated Estates Realty Corp.	11,986	162,530
AvalonBay Communities, Inc.	23,012	2,421,323
BioMed Realty Trust, Inc.	13,078	223,503
Boston Properties, Inc.	14,679	1,194,871
BRE Properties, Inc.	974	39,817
Camden Property Trust	4,351	199,102
Capstead Mortgage Corp.	1,412	16,407
CBL & Associates Properties, Inc.	1,456	17,763

Strategic Allocation: Aggressive – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

Chimera Investment Corp.	13,865	$ 54,489
Colonial Properties Trust	3,700	58,682
Corporate Office Properties Trust	8,682	313,420
Cousins Properties, Inc.	14,462	95,015
DCT Industrial Trust, Inc.	11,586	53,643
Developers Diversified Realty Corp.	37,287	386,293
Digital Realty Trust, Inc.	25,574	1,515,771
Duke Realty Corp.	30,518	342,107
DuPont Fabros Technology, Inc.	34,406	850,172
Equity LifeStyle Properties, Inc.	8,490	439,188
Equity One, Inc.	4,547	72,707
Equity Residential	18,600	852,438
Essex Property Trust, Inc.	3,605	381,301
Extra Space Storage, Inc.	12,548	191,859
Federal Realty Investment Trust	4,064	322,235
First Industrial Realty Trust, Inc.(1)	3,859	16,401
First Potomac Realty Trust	1,192	17,677
Getty Realty Corp.	1,422	35,308
Government Properties Income Trust	17,778	456,361
Hatteras Financial Corp.	508	14,722
HCP, Inc.	23,469	826,578
Health Care REIT, Inc.	6,500	298,610
Healthcare Realty Trust, Inc.	765	17,909
Hersha Hospitality Trust	32,110	152,201
Highwoods Properties, Inc.	1,161	36,316
Host Hotels & Resorts, Inc.	60,123	789,415
Inland Real Estate Corp.	1,737	13,392
Investors Real Estate Trust	3,223	26,429
Kilroy Realty Corp.	7,187	223,588
Kimco Realty Corp.	36,471	543,783
LaSalle Hotel Properties	2,617	55,140
Lexington Realty Trust	4,978	33,203
Link Real Estate Investment Trust (The)	165,000	481,504
Macerich Co. (The)	9,406	389,597
Mack-Cali Realty Corp.	12,797	394,787
Medical Properties Trust, Inc.	1,437	14,140
MFA Financial, Inc.	4,894	36,069
Mid-America Apartment Communities, Inc.	1,821	102,832
National Health Investors, Inc.	436	18,277
National Retail Properties, Inc.	4,449	108,378
Nationwide Health Properties, Inc.	13,074	502,957
Omega Healthcare Investors, Inc.	15,569	333,955
Pebblebrook Hotel Trust(1)	3,073	54,515
Pennsylvania Real Estate Investment Trust	7,202	75,333
Piedmont Office Realty Trust, Inc., Class A	20,434	375,168
Post Properties, Inc.	4,170	105,918
ProLogis	43,030	466,875
PS Business Parks, Inc.	328	18,457
Public Storage	11,400	1,117,428
Rayonier, Inc.	3,950	186,835
Regency Centers Corp.	2,200	80,212

Strategic Allocation: Aggressive – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

Saul Centers, Inc.	1,180	$ 48,781
Simon Property Group, Inc.	24,847	2,247,411
SL Green Realty Corp.	7,136	430,158
Sovran Self Storage, Inc.	721	27,232
Sunstone Hotel Investors, Inc.(1)	12,830	109,953
Taubman Centers, Inc.	9,265	384,405
UDR, Inc.	9,535	196,230
Urstadt Biddle Properties, Inc., Class A	1,111	20,398
U-Store-It Trust	9,626	77,008
Ventas, Inc.	9,539	481,815
Vornado Realty Trust	12,048	976,611
Washington Real Estate Investment Trust	576	17,649
		25,489,521
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
BR Malls Participacoes SA	19,800	309,585
Brookfield Properties Corp.	14,400	208,224
C C Land Holdings Ltd.	1,208,000	484,520
CB Richard Ellis Group, Inc., Class A(1)	70,500	1,157,610
China Overseas Land & Investment Ltd.	376,000	802,391
Forest City Enterprises, Inc., Class A(1)	7,500	84,525
Jones Lang LaSalle, Inc.	15,800	1,193,058
		4,239,913
ROAD & RAIL — 0.5%
Arkansas Best Corp.	811	16,723
Canadian National Railway Co.	12,530	764,596
CSX Corp.	5,501	274,445
Dollar Thrifty Automotive Group, Inc.(1)	723	34,010
J.B. Hunt Transport Services, Inc.	18,900	618,786
Kansas City Southern(1)	29,100	976,887
Knight Transportation, Inc.	28,919	544,834
Norfolk Southern Corp.	4,767	255,892
Old Dominion Freight Line, Inc.(1)	575	13,392
Union Pacific Corp.	14,401	1,050,409
		4,549,974
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.5%
Advanced Micro Devices, Inc.(1)	26,137	146,890
Altera Corp.	34,200	843,714
Applied Materials, Inc.	73,258	761,151
ARM Holdings plc	439,080	2,470,013
ASML Holding NV	13,130	327,372
Atheros Communications, Inc.(1)	5,030	124,040
Broadcom Corp., Class A	54,527	1,634,174
Cavium Networks, Inc.(1)	34,500	832,830
Cirrus Logic, Inc.(1)	13,090	197,921
Cree, Inc.(1)	13,909	744,688
Cymer, Inc.(1)	574	16,893
Entegris, Inc.(1)	8,516	32,787
GT Solar International, Inc.(1)	7,183	55,525
Integrated Device Technology, Inc.(1)	4,722	24,177
Intel Corp.	183,867	3,258,123
Intersil Corp., Class A	1,864	18,631

Strategic Allocation: Aggressive – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

KLA-Tencor Corp.	7,527	$ 210,831
Kulicke & Soffa Industries, Inc.(1)	10,321	59,243
Lattice Semiconductor Corp.(1)	9,692	40,222
Linear Technology Corp.	57,847	1,657,317
LSI Corp.(1)	48,506	194,994
Mattson Technology, Inc.(1)	2,516	5,233
MediaTek, Inc.	638	8,693
MEMC Electronic Materials, Inc.(1)	2,577	26,517
Microchip Technology, Inc.	15,724	435,398
Micron Technology, Inc.(1)	144,188	932,175
Mindspeed Technologies, Inc.(1)	8,200	52,480
MIPS Technologies, Inc., Class A(1)	7,424	48,924
MKS Instruments, Inc.(1)	3,779	65,226
Power Integrations, Inc.	960	26,294
Richtek Technology Corp.	45,150	307,258
Samsung Electronics Co. Ltd.	5,070	3,197,031
Sigma Designs, Inc.(1)	2,865	27,217
Silicon Image, Inc.(1)	6,464	23,400
Silicon Motion Technology Corp. ADR(1)	9,494	45,856
Skyworks Solutions, Inc.(1)	44,990	803,521
Standard Microsystems Corp.(1)	1,196	21,672
Taiwan Semiconductor Manufacturing Co. Ltd.	676,425	1,243,723
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	31,023	291,926
Teradyne, Inc.(1)	9,092	81,646
Texas Instruments, Inc.	28,311	652,002
Ultra Clean Holdings, Inc.(1)	4,622	39,148
Ultratech, Inc.(1)	3,144	52,222
Varian Semiconductor Equipment Associates, Inc.(1)	744	18,466
Veeco Instruments, Inc.(1)	31,447	1,044,984
Verigy Ltd.(1)	27,898	233,367
Zoran Corp.(1)	1,492	12,055
		23,347,970
SOFTWARE — 3.0%
Activision Blizzard, Inc.	23,900	255,491
ArcSight, Inc.(1)	607	23,309
Ariba, Inc.(1)	2,209	34,173
Aspen Technology, Inc.(1)	1,040	9,963
Cadence Design Systems, Inc.(1)	29,626	201,457
Citrix Systems, Inc.(1)	46,758	2,709,159
CommVault Systems, Inc.(1)	8,780	215,549
Compuware Corp.(1)	1,951	14,008
Electronic Arts, Inc.(1)	47,809	728,609
Intuit, Inc.(1)	90,334	3,866,295
Lawson Software, Inc.(1)	2,000	15,200
Microsoft Corp.	344,887	8,097,947
Motricity, Inc.(1)	11,353	83,558
Nintendo Co. Ltd.	1,800	500,940
Oracle Corp.	205,947	4,506,120
Parametric Technology Corp.(1)	3,317	56,555
Progress Software Corp.(1)	2,211	59,056
Quest Software, Inc.(1)	27,580	591,040

Strategic Allocation: Aggressive – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

Radiant Systems, Inc.(1)	4,422	$ 79,198
Rovi Corp.(1)	35,300	1,535,903
S1 Corp.(1)	7,317	35,634
salesforce.com, inc.(1)	25,452	2,796,666
SAP AG	13,730	599,494
Smith Micro Software, Inc.(1)	7,294	55,799
Symantec Corp.(1)	56,436	769,223
Synopsys, Inc.(1)	15,144	346,646
Taleo Corp., Class A(1)	1,096	28,091
TIBCO Software, Inc.(1)	913	13,229
Ulticom, Inc.(1)	3,261	25,240
		28,253,552
SPECIALTY RETAIL — 2.2%
Aaron’s, Inc.	793	12,918
Advance Auto Parts, Inc.	6,556	357,105
AutoZone, Inc.(1)	12,374	2,595,818
Best Buy Co., Inc.	13,821	433,841
Cabela’s, Inc.(1)	1,162	18,104
Cato Corp. (The), Class A	553	12,691
Charming Shoppes, Inc.(1)	3,971	13,382
Children’s Place Retail Stores, Inc. (The)(1)	1,747	76,274
Christopher & Banks Corp.	3,778	24,330
Coldwater Creek, Inc.(1)	3,900	16,809
Collective Brands, Inc.(1)	2,702	34,937
Finish Line, Inc. (The), Class A	9,495	125,334
Gap, Inc. (The)	29,847	504,116
Genesco, Inc.(1)	1,259	31,777
Group 1 Automotive, Inc.(1)	723	18,248
Home Depot, Inc. (The)	85,770	2,385,264
Hot Topic, Inc.	3,603	18,700
Inditex SA	11,100	740,600
Kingfisher plc	229,800	720,725
Kirkland’s, Inc.(1)	1,522	17,366
Limited Brands, Inc.	35,262	832,183
Lowe’s Cos., Inc.	49,425	1,003,327
Monro Muffler Brake, Inc.	3,375	141,345
New York & Co., Inc.(1)	6,017	11,192
Nitori Holdings Co. Ltd.	10,400	906,178
OfficeMax, Inc.(1)	35,440	345,186
O’Reilly Automotive, Inc.(1)	33,500	1,583,545
Penske Automotive Group, Inc.(1)	1,071	12,863
PEP Boys-Manny Moe & Jack	1,408	12,700
PetSmart, Inc.	60,207	1,920,001
Rent-A-Center, Inc.	16,098	323,248
Ross Stores, Inc.	19,109	948,380
Stage Stores, Inc.	1,136	12,678
Staples, Inc.	18,352	326,115
Systemax, Inc.	1,487	17,502
Truworths International Ltd.	62,304	494,630
Williams-Sonoma, Inc.	119,947	3,113,824
		20,163,236

Strategic Allocation: Aggressive – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

TEXTILES, APPAREL & LUXURY GOODS — 0.6%
Anta Sports Products Ltd.	333,000	$ 682,374
Crocs, Inc.(1)	2,847	35,588
Culp, Inc.(1)	1,481	13,729
Deckers Outdoor Corp.(1)	2,238	97,286
Fossil, Inc.(1)	14,000	664,860
G-III Apparel Group Ltd.(1)	5,412	130,538
Iconix Brand Group, Inc.(1)	9,018	137,389
Jones Apparel Group, Inc.	16,109	247,756
Lululemon Athletica, Inc.(1)	16,500	544,830
LVMH Moet Hennessy Louis Vuitton SA	11,100	1,290,880
Maidenform Brands, Inc.(1)	2,620	69,875
Steven Madden Ltd.(1)	3,699	127,357
Swatch Group AG (The)	4,290	1,380,913
True Religion Apparel, Inc.(1)	1,420	24,964
VF Corp.	5,600	395,472
		5,843,811
THRIFTS & MORTGAGE FINANCE — 0.2%
Brookline Bancorp., Inc.	1,933	18,093
First Financial Holdings, Inc.	1,864	16,851
First Financial Northwest, Inc.	3,427	14,188
First Niagara Financial Group, Inc.	3,388	38,250
Flagstar Bancorp, Inc.(1)	3,470	7,912
Flushing Financial Corp.	1,093	11,837
Housing Development Finance Corp. Ltd.	40,515	540,028
Hudson City Bancorp., Inc.	25,753	296,803
K-Fed Bancorp.	1,937	15,128
Northwest Bancshares, Inc.	4,655	50,041
Oritani Financial Corp.	1,587	14,934
People’s United Financial, Inc.	29,986	381,422
PMI Group, Inc. (The)(1)	4,266	13,139
Provident Financial Services, Inc.	4,551	52,200
Radian Group, Inc.	2,495	15,793
Washington Federal, Inc.	1,307	18,651
		1,505,270
TOBACCO — 0.4%
Altria Group, Inc.	52,882	1,180,326
British American Tobacco plc	32,465	1,103,345
Lorillard, Inc.	2,700	205,227
Philip Morris International, Inc.	31,562	1,623,550
		4,112,448
TRADING COMPANIES & DISTRIBUTORS — 0.4%
Aircastle Ltd.	8,220	64,198
Beacon Roofing Supply, Inc.(1)	11,467	159,735
Fastenal Co.	27,900	1,263,033
GATX Corp.	466	12,722
Kaman Corp.	850	18,165
Lawson Products, Inc.	1,193	16,177
Mitsubishi Corp.	74,100	1,587,668
United Rentals, Inc.(1)	7,059	79,414
W.W. Grainger, Inc.	5,800	613,582

Strategic Allocation: Aggressive – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

WESCO International, Inc.(1)	382	$ 12,331
Wolseley plc(1)	12,630	243,868
		4,070,893
TRANSPORTATION INFRASTRUCTURE — 0.1%
China Merchants Holdings International Co. Ltd.	146,166	493,249
Mundra Port and Special Economic Zone Ltd.	36,959	603,923
		1,097,172
WATER UTILITIES(2)
Artesian Resources Corp., Class A	1,322	23,677
WIRELESS TELECOMMUNICATION SERVICES — 1.9%
America Movil SAB de CV, Series L ADR	22,051	1,028,238
American Tower Corp., Class A(1)	73,825	3,459,439
Bharti Airtel Ltd.	90,630	630,692
Crown Castle International Corp.(1)	25,925	1,066,036
Millicom International Cellular SA	25,654	2,362,220
MTN Group Ltd.	70,677	1,154,790
NII Holdings, Inc.(1)	43,300	1,569,625
SBA Communications Corp., Class A(1)	98,522	3,527,088
SOFTBANK CORP.	41,000	1,176,657
Syniverse Holdings, Inc.(1)	4,503	92,627
Vodafone Group plc	861,890	2,077,268
		18,144,680
TOTAL COMMON STOCKS
(Cost $645,012,076)		722,545,268
U.S. TREASURY SECURITIES — 7.6%
U.S. Treasury Bonds, 5.25%, 2/15/29(3)	$ 1,992,000	2,564,700
U.S. Treasury Bonds, 4.375%, 11/15/39(3)	2,040,000	2,355,243
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29(3)	7,213,067	8,487,753
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40(3)	1,714,365	1,930,937
U.S. Treasury Inflation Indexed Notes, 3.375%, 1/15/12(3)	1,718,542	1,801,247
U.S. Treasury Inflation Indexed Notes, 3.00%, 7/15/12(3)	9,213,176	9,773,881
U.S. Treasury Inflation Indexed Notes, 0.50%, 4/15/15(3)	2,162,427	2,206,182
U.S. Treasury Inflation Indexed Notes, 1.375%, 7/15/18(3)	11,621,948	12,261,156
U.S. Treasury Notes, 1.875%, 6/15/12(3)	6,000,000	6,154,686
U.S. Treasury Notes, 1.375%, 9/15/12(3)	7,000,000	7,125,237
U.S. Treasury Notes, 1.375%, 3/15/13(3)	6,000,000	6,116,256
U.S. Treasury Notes, 2.375%, 8/31/14(3)	2,000,000	2,104,532
U.S. Treasury Notes, 3.00%, 8/31/16(3)	5,500,000	5,916,795
U.S. Treasury Notes, 3.625%, 2/15/20(3)	1,500,000	1,651,641
TOTAL U.S. TREASURY SECURITIES
(Cost $66,260,057)		70,450,246
CORPORATE BONDS — 7.6%
AEROSPACE & DEFENSE — 0.2%
Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co. PIK, 8.875%, 4/1/15(3)	206,529	151,799
Honeywell International, Inc., 5.30%, 3/15/17(3)	214,000	248,560
Honeywell International, Inc., 5.30%, 3/1/18(3)	170,000	200,193
L-3 Communications Corp., 5.875%, 1/15/15(3)	100,000	102,375
L-3 Communications Corp., 6.375%, 10/15/15(3)	150,000	154,313
Lockheed Martin Corp., 5.50%, 11/15/39(3)	170,000	192,205

Strategic Allocation: Aggressive – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

United Technologies Corp., 6.05%, 6/1/36(3)	$ 228,000	$ 277,463
United Technologies Corp., 5.70%, 4/15/40(3)	130,000	154,146
		1,481,054
AUTO COMPONENTS — 0.1%
American Axle & Manufacturing, Inc., 7.875%, 3/1/17(3)	150,000	139,500
Goodyear Tire & Rubber Co. (The), 9.00%, 7/1/15(3)	250,000	262,500
TRW Automotive, Inc., 8.875%, 12/1/17(3)(4)	225,000	241,594
		643,594
AUTOMOBILES — 0.1%
American Honda Finance Corp., 2.375%, 3/18/13(3)(4)	150,000	153,326
Daimler Finance N.A. LLC, 5.875%, 3/15/11(3)	200,000	205,415
Ford Motor Co., 7.45%, 7/16/31(3)	300,000	294,000
Nissan Motor Acceptance Corp., 3.25%, 1/30/13(3)(4)	30,000	30,926
		683,667
BEVERAGES — 0.1%
Anheuser-Busch InBev Worldwide, Inc., 3.00%, 10/15/12(3)	150,000	154,852
Anheuser-Busch InBev Worldwide, Inc., 6.875%, 11/15/19(4)	210,000	260,187
Anheuser-Busch InBev Worldwide, Inc., 5.00%, 4/15/20(3)(4)	80,000	87,973
Dr Pepper Snapple Group, Inc., 6.82%, 5/1/18(3)	190,000	234,483
SABMiller plc, 6.20%, 7/1/11(3)(4)	170,000	177,101
		914,596
BUILDING PRODUCTS(2)
Nortek, Inc., 11.00%, 12/1/13	150,666	159,518
CAPITAL MARKETS — 0.3%
Credit Suisse (New York), 5.00%, 5/15/13(3)	280,000	303,154
Credit Suisse (New York), 5.50%, 5/1/14(3)	170,000	188,374
Credit Suisse (New York), 5.30%, 8/13/19(3)	130,000	143,201
Credit Suisse (New York), 4.375%, 8/5/20(3)	110,000	110,922
Deutsche Bank AG (London), 4.875%, 5/20/13(3)	250,000	270,055
Deutsche Bank AG (London), 3.875%, 8/18/14(3)	130,000	138,646
Goldman Sachs Group, Inc. (The), 6.00%, 5/1/14(3)	130,000	144,130
Goldman Sachs Group, Inc. (The), 7.50%, 2/15/19(3)	490,000	572,707
Goldman Sachs Group, Inc. (The), 5.375%, 3/15/20(3)	80,000	82,782
Jefferies Group, Inc., 8.50%, 7/15/19(3)	70,000	81,393
Morgan Stanley, 4.20%, 11/20/14(3)	110,000	113,387
Morgan Stanley, 6.625%, 4/1/18(3)	240,000	264,229
Morgan Stanley, 7.30%, 5/13/19(3)	340,000	387,333
UBS AG (Stamford Branch), 2.25%, 8/12/13(3)	70,000	70,375
UBS AG (Stamford Branch), 5.875%, 12/20/17(3)	200,000	226,148
		3,096,836
CHEMICALS — 0.1%
Dow Chemical Co. (The), 8.55%, 5/15/19(3)	150,000	188,447
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18	125,000	116,250
Huntsman International LLC, 7.875%, 11/15/14	175,000	177,188
Rohm & Haas Co., 5.60%, 3/15/13(3)	70,000	75,193
		557,078
COMMERCIAL BANKS — 0.2%
Barclays Bank plc, 5.00%, 9/22/16(3)	100,000	108,708
BB&T Corp., 5.70%, 4/30/14(3)	130,000	145,890
Fifth Third Bancorp., 6.25%, 5/1/13(3)	90,000	98,345
HSBC Bank plc, 3.50%, 6/28/15(3)(4)	100,000	104,373

Strategic Allocation: Aggressive – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

HSBC Bank plc, 4.125%, 8/12/20(3)(4)	$ 80,000	$ 81,454
HSBC Holdings plc, 6.80%, 6/1/38(3)	50,000	59,553
National Australia Bank Ltd., 3.75%, 3/2/15(3)(4)	100,000	105,456
PNC Bank N.A., 6.00%, 12/7/17(3)	230,000	258,258
PNC Funding Corp., 4.25%, 9/21/15(3)	100,000	106,941
SunTrust Bank, 7.25%, 3/15/18(3)	100,000	113,447
Wachovia Bank N.A., 4.80%, 11/1/14(3)	269,000	289,937
Wachovia Bank N.A., 4.875%, 2/1/15(3)	101,000	108,736
Wells Fargo & Co., 3.625%, 4/15/15(3)	80,000	83,809
		1,664,907
COMMERCIAL SERVICES & SUPPLIES — 0.3%
Allied Waste North America, Inc., 6.375%, 4/15/11(3)	600,000	617,512
ARAMARK Corp., 8.50%, 2/1/15(3)	200,000	207,250
Cenveo Corp., 8.375%, 6/15/14(3)	325,000	279,500
Corrections Corp. of America, 6.25%, 3/15/13(3)	550,000	558,250
KAR Auction Services, Inc., 8.75%, 5/1/14(3)	500,000	516,250
Republic Services, Inc., 5.50%, 9/15/19(3)	170,000	191,242
Waste Management, Inc., 6.125%, 11/30/39(3)	70,000	80,308
		2,450,312
COMMUNICATIONS EQUIPMENT(2)
Cisco Systems, Inc., 5.90%, 2/15/39(3)	180,000	212,585
COMPUTERS & PERIPHERALS(2)
Seagate Technology HDD Holdings, 6.80%, 10/1/16(3)	250,000	255,000
CONSUMER FINANCE — 0.3%
Ally Financial, Inc., 6.875%, 9/15/11	168,000	171,780
Ally Financial, Inc., 8.30%, 2/12/15(3)(4)	400,000	417,000
American Express Centurion Bank, 5.55%, 10/17/12(3)	130,000	140,076
American Express Co., 7.25%, 5/20/14(3)	70,000	81,499
American General Finance Corp., 4.875%, 7/15/12(3)	500,000	458,125
Capital One Bank USA N.A., 8.80%, 7/15/19(3)	50,000	63,473
Ford Motor Credit Co. LLC, 7.25%, 10/25/11(3)	450,000	469,238
Ford Motor Credit Co. LLC, 7.50%, 8/1/12	250,000	262,566
General Electric Capital Corp., 3.75%, 11/14/14(3)	110,000	115,245
General Electric Capital Corp., 3.50%, 6/29/15(3)	110,000	114,034
General Electric Capital Corp., 5.625%, 9/15/17(3)	415,000	459,083
SLM Corp., 5.375%, 1/15/13(3)	70,000	68,678
		2,820,797
CONTAINERS & PACKAGING — 0.1%
Graham Packaging Co. LP/GPC Capital Corp I, 9.875%, 10/15/14	350,000	357,875
Graham Packaging Co. LP/GPC Capital Corp I, 8.25%, 1/1/17(4)	225,000	223,313
		581,188
DIVERSIFIED FINANCIAL SERVICES — 0.4%
Arch Western Finance LLC, 6.75%, 7/1/13(3)	61,000	61,610
Bank of America Corp., 4.50%, 4/1/15(3)	130,000	134,856
Bank of America Corp., 6.50%, 8/1/16(3)	100,000	111,910
Bank of America Corp., 5.75%, 12/1/17(3)	120,000	127,228
Bank of America N.A., 5.30%, 3/15/17(3)	303,000	310,875
BankAmerica Capital II, 8.00%, 12/15/26(3)	300,000	307,875
Citigroup Capital XXI, VRN, 8.30%, 12/21/37(3)	275,000	286,688
Citigroup, Inc., 6.00%, 12/13/13(3)	230,000	248,361
Citigroup, Inc., 6.01%, 1/15/15(3)	210,000	226,476

Strategic Allocation: Aggressive – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

Citigroup, Inc., 4.75%, 5/19/15	$ 50,000	$ 51,563
Citigroup, Inc., 6.125%, 5/15/18(3)	240,000	259,511
Citigroup, Inc., 8.50%, 5/22/19(3)	80,000	98,042
Citigroup, Inc., 5.375%, 8/9/20(3)	60,000	60,715
JPMorgan Chase & Co., 4.65%, 6/1/14(3)	170,000	185,169
JPMorgan Chase & Co., 3.70%, 1/20/15(3)	70,000	73,348
JPMorgan Chase & Co., 6.00%, 1/15/18(3)	390,000	443,644
Susser Holdings LLC / Susser Finance Corp., 8.50%, 5/15/16(4)	250,000	257,500
		3,245,371
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
Alltel Corp., 7.875%, 7/1/32(3)	80,000	107,724
Angel Lux Common SA, 8.875%, 5/1/16(3)(4)	575,000	606,625
AT&T, Inc., 6.80%, 5/15/36(3)	270,000	326,465
AT&T, Inc., 6.55%, 2/15/39(3)	270,000	321,542
British Telecommunications plc, 5.95%, 1/15/18(3)	100,000	109,729
Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18(3)	90,000	121,607
Cincinnati Bell, Inc., 8.75%, 3/15/18(3)	150,000	144,000
Embarq Corp., 7.08%, 6/1/16(3)	98,000	106,991
France Telecom SA, 4.375%, 7/8/14(3)	190,000	210,261
Frontier Communications Corp., 6.25%, 1/15/13(3)	280,000	291,200
Frontier Communications Corp., 7.125%, 3/15/19(3)	200,000	198,000
Intelsat Jackson Holdings SA, 11.25%, 6/15/16(3)	200,000	216,250
Intelsat Luxembourg SA, 11.25%, 2/4/17(5)	250,000	260,000
Intelsat Subsidiary Holding Co. SA, 8.875%, 1/15/15(3)	175,000	181,562
Level 3 Financing, Inc., 9.25%, 11/1/14	250,000	221,562
MetroPCS Wireless, Inc., 9.25%, 11/1/14(3)	500,000	522,500
Qwest Corp., 7.875%, 9/1/11(3)	215,000	227,631
Qwest Corp., 7.50%, 10/1/14(3)	90,000	100,687
Sprint Capital Corp., 8.75%, 3/15/32(3)	500,000	484,375
Telecom Italia Capital SA, 6.175%, 6/18/14(3)	160,000	175,595
Telecom Italia Capital SA, 7.00%, 6/4/18(3)	90,000	101,999
Telefonica Emisiones SAU, 5.88%, 7/15/19(3)	150,000	170,488
Verizon Communications, Inc., 6.40%, 2/15/38(3)	60,000	70,559
Wind Acquisition Finance SA, 11.75%, 7/15/17(4)	250,000	276,250
Windstream Corp., 8.625%, 8/1/16(3)	300,000	311,250
		5,864,852
ELECTRIC UTILITIES — 0.1%
Carolina Power & Light Co., 5.15%, 4/1/15(3)	83,000	95,121
Carolina Power & Light Co., 5.25%, 12/15/15(3)	174,000	202,584
Cleveland Electric Illuminating Co. (The), 5.70%, 4/1/17(3)	59,000	65,835
Duke Energy Corp., 3.95%, 9/15/14(3)	80,000	85,820
Edison Mission Energy, 7.00%, 5/15/17(3)	375,000	257,813
Energy Future Holdings Corp., 10.875%, 11/1/17(3)	35,000	21,000
FirstEnergy Solutions Corp., 6.05%, 8/15/21(3)	180,000	191,116
Florida Power Corp., 6.35%, 9/15/37(3)	170,000	214,209
Southern California Edison Co., 5.625%, 2/1/36(3)	49,000	56,884
		1,190,382
ELECTRICAL EQUIPMENT(2)
Baldor Electric Co., 8.625%, 2/15/17(3)	125,000	132,812
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.1%
Sanmina-SCI Corp., 8.125%, 3/1/16(3)	500,000	506,250

Strategic Allocation: Aggressive – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

ENERGY EQUIPMENT & SERVICES(2)
Pioneer Drilling Co., 9.875%, 3/15/18(3)(4)	$ 125,000	$ 125,625
Weatherford International Ltd., 9.625%, 3/1/19(3)	200,000	262,977
		388,602
FOOD & STAPLES RETAILING — 0.2%
CVS Caremark Corp., 6.60%, 3/15/19(3)	190,000	228,537
Ingles Markets, Inc., 8.875%, 5/15/17(3)	500,000	525,625
Kroger Co. (The), 6.40%, 8/15/17(3)	120,000	143,492
Rite Aid Corp., 8.625%, 3/1/15(3)	250,000	203,750
SUPERVALU, Inc., 8.00%, 5/1/16(3)	275,000	277,062
SYSCO Corp., 4.20%, 2/12/13(3)	90,000	96,949
Wal-Mart Stores, Inc., 5.875%, 4/5/27(3)	213,000	253,304
Wal-Mart Stores, Inc., 6.20%, 4/15/38(3)	170,000	210,887
Wal-Mart Stores, Inc., 5.625%, 4/1/40(3)	100,000	116,744
		2,056,350
FOOD PRODUCTS — 0.1%
Kellogg Co., 4.45%, 5/30/16(3)	170,000	190,700
Kraft Foods, Inc., 6.00%, 2/11/13(3)	50,000	55,518
Kraft Foods, Inc., 5.375%, 2/10/20(3)	80,000	89,139
Kraft Foods, Inc., 6.50%, 2/9/40(3)	210,000	250,724
Mead Johnson Nutrition Co., 3.50%, 11/1/14(3)	70,000	73,755
Smithfield Foods, Inc., 7.75%, 5/15/13(3)	250,000	252,500
Smithfield Foods, Inc., 7.75%, 7/1/17(3)	400,000	391,000
		1,303,336
HEALTH CARE EQUIPMENT & SUPPLIES — 0.2%
Alere, Inc., 9.00%, 5/15/16(3)	500,000	507,500
Baxter International, Inc., 5.90%, 9/1/16(3)	90,000	108,514
Baxter International, Inc., 5.375%, 6/1/18(3)	170,000	201,184
Biomet, Inc, 10.00%, 10/15/17(3)	200,000	218,000
Biomet, Inc, 11.625%, 10/15/17(3)	525,000	580,125
Covidien International Finance SA, 1.875%, 6/15/13(3)	120,000	122,137
		1,737,460
HEALTH CARE PROVIDERS & SERVICES — 0.4%
CHS/Community Health Systems, Inc., 8.875%, 7/15/15(3)	450,000	468,000
DaVita, Inc., 7.25%, 3/15/15(3)	100,000	103,875
Express Scripts, Inc., 5.25%, 6/15/12(3)	120,000	128,077
Express Scripts, Inc., 7.25%, 6/15/19(3)	240,000	303,068
HCA, Inc., 6.50%, 2/15/16(3)	200,000	194,750
HCA, Inc., 9.25%, 11/15/16(3)	375,000	403,125
HealthSouth Corp., 10.75%, 6/15/16	125,000	136,875
HealthSouth Corp., 8.125%, 2/15/20	250,000	254,063
Medco Health Solutions, Inc., 7.25%, 8/15/13(3)	240,000	277,922
Omnicare, Inc., 6.875%, 12/15/15(3)	250,000	248,750
Sun Healthcare Group, Inc., 9.125%, 4/15/15	200,000	209,750
Tenet Healthcare Corp., 8.875%, 7/1/19	600,000	651,750
WellPoint, Inc., 5.80%, 8/15/40(3)	40,000	43,016
		3,423,021
HOTELS, RESTAURANTS & LEISURE — 0.3%
Games Merger Corp., 11.00%, 6/1/18(4)	300,000	316,500
Harrah’s Operating Co., Inc., 11.25%, 6/1/17(3)	500,000	537,500
Harrah’s Operating Co., Inc., 10.00%, 12/15/18(3)	275,000	215,875

Strategic Allocation: Aggressive – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

McDonald’s Corp., 5.35%, 3/1/18(3)	$ 130,000	$ 153,527
MGM Resorts International, 6.75%, 9/1/12(3)	400,000	369,000
MGM Resorts International, 7.625%, 1/15/17(3)	125,000	98,750
Pinnacle Entertainment, Inc., 8.75%, 5/15/20(3)	250,000	242,500
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 5/15/18(3)	250,000	265,625
Universal City Development Partners Ltd., 8.875%, 11/15/15(4)	240,000	244,800
Yum! Brands, Inc., 5.30%, 9/15/19(3)	180,000	203,047
		2,647,124
HOUSEHOLD DURABLES(2)
K Hovnanian Enterprises, Inc., 10.625%, 10/15/16	125,000	121,875
Yankee Acquisition Corp., 8.50%, 2/15/15(3)	200,000	203,500
		325,375
HOUSEHOLD PRODUCTS — 0.1%
Central Garden and Pet Co., 8.25%, 3/1/18	200,000	202,500
Kimberly-Clark Corp., 6.125%, 8/1/17(3)	170,000	207,552
		410,052
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
AES Corp. (The), 8.75%, 5/15/13(3)(4)	169,000	172,591
AES Corp. (The), 8.00%, 10/15/17(3)	155,000	163,913
Calpine Construction Finance Co. LP/CCFC Finance Corp., 8.00%, 6/1/16(3)(4)	300,000	316,500
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.00%, 12/1/20	89,000	85,999
RRI Energy, Inc., 7.625%, 6/15/14(3)	400,000	395,000
		1,134,003
INDUSTRIAL CONGLOMERATES — 0.1%
General Electric Co., 5.00%, 2/1/13(3)	122,000	132,290
General Electric Co., 5.25%, 12/6/17(3)	190,000	213,503
Hutchison Whampoa International 09/16 Ltd., 4.625%, 9/11/15(3)(4)	140,000	148,280
		494,073
INSURANCE — 0.2%
Allstate Corp. (The), 7.45%, 5/16/19	130,000	160,851
CNA Financial Corp., 5.875%, 8/15/20(3)	50,000	50,458
Fairfax Financial Holdings Ltd., 7.75%, 6/15/17(3)	425,000	447,313
Hartford Financial Services Group, Inc. (The), 4.00%, 3/30/15(3)	80,000	81,426
International Lease Finance Corp., 5.30%, 5/1/12(3)	375,000	366,563
Lincoln National Corp., 6.25%, 2/15/20(3)	70,000	78,685
MetLife Global Funding I, 5.125%, 4/10/13(3)(4)	160,000	174,393
MetLife, Inc., 6.75%, 6/1/16(3)	170,000	202,152
New York Life Global Funding, 4.65%, 5/9/13(3)(4)	130,000	140,968
Prudential Financial, Inc., 7.375%, 6/15/19(3)	70,000	85,347
Prudential Financial, Inc., 5.40%, 6/13/35(3)	190,000	187,809
Travelers Cos., Inc. (The), 5.90%, 6/2/19(3)	80,000	92,705
		2,068,670
IT SERVICES — 0.1%
SunGard Data Systems, Inc., 9.125%, 8/15/13(3)	400,000	410,500
SunGard Data Systems, Inc., 10.25%, 8/15/15(3)	200,000	211,000
		621,500
LEISURE EQUIPMENT & PRODUCTS(2)
Hasbro, Inc., 6.35%, 3/15/40(3)	100,000	104,457

Strategic Allocation: Aggressive – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

MACHINERY(2)
Deere & Co., 5.375%, 10/16/29(3)	$ 120,000	$ 136,778
SPX Corp., 7.625%, 12/15/14(3)	175,000	189,438
		326,216
MEDIA — 0.6%
CBS Corp., 8.875%, 5/15/19(3)	80,000	104,184
CBS Corp., 5.75%, 4/15/20(3)	80,000	89,087
CBS Corp., 5.50%, 5/15/33(3)	80,000	78,519
Cengage Learning Acquisitions, Inc., 10.50%, 1/15/15(4)	200,000	192,000
Cinemark USA, Inc., 8.625%, 6/15/19(3)	150,000	157,875
Clear Channel Communications, Inc., 10.75%, 8/1/16(3)	275,000	204,188
Comcast Corp., 5.90%, 3/15/16(3)	153,000	176,976
Comcast Corp., 6.40%, 5/15/38(3)	130,000	148,353
DirecTV Holdings LLC, 3.55%, 3/15/15(3)	130,000	134,229
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.75%, 10/1/14(3)	160,000	173,025
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 6.375%, 6/15/15(3)	120,000	124,800
Harland Clarke Holdings Corp., 9.50%, 5/15/15(3)	600,000	574,500
Interpublic Group of Cos., Inc. (The), 10.00%, 7/15/17(3)	750,000	866,250
Mediacom LLC/Mediacom Capital Corp., 9.125%, 8/15/19(3)	250,000	251,250
News America, Inc., 6.90%, 8/15/39(3)	100,000	120,574
Nielsen Finance LLC/Nielsen Finance Co., 11.50%, 5/1/16(3)	125,000	140,781
Omnicom Group, Inc., 5.90%, 4/15/16(3)	190,000	218,960
Omnicom Group, Inc., 4.45%, 8/15/20(3)	60,000	61,675
Time Warner Cable, Inc., 5.40%, 7/2/12(3)	120,000	128,810
Time Warner Cable, Inc., 6.75%, 7/1/18(3)	210,000	251,137
Time Warner, Inc., 3.15%, 7/15/15	90,000	92,617
Time Warner, Inc., 4.875%, 3/15/20(3)	130,000	139,698
Time Warner, Inc., 7.70%, 5/1/32(3)	130,000	164,382
Viacom, Inc., 6.25%, 4/30/16(3)	330,000	385,212
Virgin Media Finance plc, 9.50%, 8/15/16(3)	500,000	562,500
WMG Acquisition Corp., 9.50%, 6/15/16	325,000	341,250
		5,882,832
METALS & MINING — 0.1%
Alcoa, Inc., 6.15%, 8/15/20(3)	100,000	101,140
Anglo American Capital plc, 9.375%, 4/8/19(3)(4)	100,000	133,593
AngloGold Ashanti Holdings plc, 5.375%, 4/15/20(3)	50,000	52,352
ArcelorMittal, 9.85%, 6/1/19(3)	160,000	201,426
ArcelorMittal, 5.25%, 8/5/20(3)	80,000	78,548
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17(3)	120,000	133,370
Newmont Mining Corp., 6.25%, 10/1/39(3)	120,000	137,818
Rio Tinto Finance USA Ltd., 5.875%, 7/15/13(3)	190,000	211,635
Vale Overseas Ltd., 5.625%, 9/15/19(3)	50,000	54,642
		1,104,524
MULTILINE RETAIL(2)
Macy’s Retail Holdings, Inc., 5.35%, 3/15/12(3)	127,000	131,762
Macy’s Retail Holdings, Inc., 5.90%, 12/1/16(3)	250,000	258,750
		390,512
MULTI-UTILITIES — 0.2%
CenterPoint Energy Resources Corp., 6.125%, 11/1/17(3)	190,000	218,755
CenterPoint Energy Resources Corp., 6.25%, 2/1/37(3)	220,000	249,516
Dominion Resources, Inc., 6.40%, 6/15/18(3)	170,000	209,860

Strategic Allocation: Aggressive – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

Pacific Gas & Electric Co., 4.20%, 3/1/11(3)	$ 130,000	$ 132,319
Pacific Gas & Electric Co., 5.80%, 3/1/37(3)	298,000	344,882
Pacific Gas & Electric Co., 6.35%, 2/15/38(3)	20,000	24,701
PG&E Corp., 5.75%, 4/1/14(3)	60,000	67,706
Sempra Energy, 8.90%, 11/15/13(3)	70,000	84,093
Sempra Energy, 6.50%, 6/1/16(3)	80,000	95,316
Sempra Energy, 6.00%, 10/15/39(3)	50,000	57,623
		1,484,771
OFFICE ELECTRONICS(2)
Xerox Corp., 5.65%, 5/15/13(3)	50,000	54,659
Xerox Corp., 4.25%, 2/15/15(3)	130,000	138,613
		193,272
OIL, GAS & CONSUMABLE FUELS — 0.6%
Anadarko Petroleum Corp., 6.45%, 9/15/36(3)	140,000	122,062
Apache Corp., 5.10%, 9/1/40(3)	60,000	62,307
Arch Coal, Inc., 8.75%, 8/1/16(3)	275,000	299,062
Bill Barrett Corp., 9.875%, 7/15/16(3)	325,000	354,250
Chesapeake Energy Corp., 7.625%, 7/15/13(3)	125,000	135,781
ConocoPhillips, 5.75%, 2/1/19(3)	160,000	191,504
ConocoPhillips, 6.50%, 2/1/39(3)	290,000	372,191
El Paso Corp., 7.875%, 6/15/12(3)	60,000	63,853
El Paso Corp., 6.875%, 6/15/14(3)	125,000	132,912
Enbridge Energy Partners LP, 6.50%, 4/15/18(3)	90,000	106,334
Encore Acquisition Co., 9.50%, 5/1/16(3)	125,000	136,875
Enterprise Products Operating LLC, 6.30%, 9/15/17(3)	230,000	265,877
Enterprise Products Operating LLC, 6.45%, 9/1/40(3)	70,000	78,653
EOG Resources, Inc., 5.625%, 6/1/19(3)	120,000	141,446
Hess Corp., 6.00%, 1/15/40(3)	70,000	77,194
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20(3)	160,000	189,424
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39(3)	70,000	77,207
Magellan Midstream Partners LP, 6.55%, 7/15/19(3)	86,000	102,620
Motiva Enterprises LLC, 5.75%, 1/15/20(3)(4)	110,000	126,802
Nexen, Inc., 5.65%, 5/15/17(3)	130,000	146,980
OPTI Canada, Inc., 7.875%, 12/15/14(3)	290,000	224,750
Petrobras International Finance Co., 5.75%, 1/20/20(3)	70,000	75,409
Petrohawk Energy Corp., 7.875%, 6/1/15(3)	100,000	104,250
Petroleos Mexicanos, 6.00%, 3/5/20(3)(4)	80,000	87,000
Plains All American Pipeline LP/PAA Finance Corp., 3.95%, 9/15/15(3)	40,000	41,750
Plains All American Pipeline LP/PAA Finance Corp., 8.75%, 5/1/19(3)	170,000	216,486
Sabine Pass LNG LP, 7.25%, 11/30/13(3)	250,000	236,250
Sabine Pass LNG LP, 7.50%, 11/30/16(3)	400,000	356,500
SandRidge Energy, Inc., 8.75%, 1/15/20(3)(4)	225,000	214,875
Shell International Finance BV, 3.10%, 6/28/15(3)	90,000	94,352
Shell International Finance BV, 4.30%, 9/22/19(3)	120,000	130,410
Shell International Finance BV, 6.375%, 12/15/38(3)	150,000	191,593
Southwestern Energy Co., 7.50%, 2/1/18(3)	300,000	339,750
Talisman Energy, Inc., 7.75%, 6/1/19(3)	120,000	151,712
Williams Partners LP, 5.25%, 3/15/20(3)	80,000	86,548
XTO Energy, Inc., 6.50%, 12/15/18(3)	130,000	166,163
		5,901,132

Strategic Allocation: Aggressive – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

PAPER & FOREST PRODUCTS — 0.2%
Boise Cascade LLC, 7.125%, 10/15/14(3)	$ 269,000	$ 251,515
Domtar Corp., 9.50%, 8/1/16(3)	250,000	287,500
Georgia-Pacific LLC, 7.70%, 6/15/15(3)	475,000	517,750
Georgia-Pacific LLC, 7.125%, 1/15/17(3)(4)	175,000	185,500
International Paper Co., 9.375%, 5/15/19(3)	235,000	304,946
International Paper Co., 7.30%, 11/15/39(3)	90,000	102,004
Verso Paper Holdings LLC/Verso Paper, Inc., 9.125%, 8/1/14(3)	550,000	532,125
		2,181,340
PHARMACEUTICALS — 0.2%
Abbott Laboratories, 5.875%, 5/15/16(3)	95,000	113,774
Abbott Laboratories, 5.30%, 5/27/40(3)	60,000	66,921
AstraZeneca plc, 5.40%, 9/15/12(3)	180,000	196,528
AstraZeneca plc, 5.90%, 9/15/17(3)	180,000	217,967
GlaxoSmithKline Capital, Inc., 4.85%, 5/15/13(3)	130,000	142,908
Pfizer, Inc., 7.20%, 3/15/39(3)	100,000	140,570
Watson Pharmaceuticals, Inc., 5.00%, 8/15/14(3)	240,000	263,653
Wyeth, 5.95%, 4/1/37(3)	199,000	241,176
		1,383,497
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.1%
Digital Realty Trust LP, 5.875%, 2/1/20(3)(4)	100,000	106,275
Host Hotels & Resorts LP, 6.75%, 6/1/16(3)	300,000	306,000
ProLogis, 5.625%, 11/15/16(3)	210,000	200,239
ProLogis, 7.375%, 10/30/19(3)	70,000	70,461
		682,975
REAL ESTATE MANAGEMENT & DEVELOPMENT(2)
AMB Property LP, 6.625%, 12/1/19(3)	110,000	123,135
CB Richard Ellis Services, Inc., 11.625%, 6/15/17(3)	100,000	114,000
		237,135
ROAD & RAIL — 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 9.625%, 3/15/18(3)	175,000	183,750
CSX Corp., 7.375%, 2/1/19(3)	130,000	164,634
Hertz Corp. (The), 10.50%, 1/1/16(3)	250,000	267,500
Union Pacific Corp., 5.75%, 11/15/17(3)	270,000	315,323
		931,207
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT(2)
Freescale Semiconductor, Inc., 9.25%, 4/15/18(3)(4)	150,000	151,125
SOFTWARE(2)
Intuit, Inc., 5.75%, 3/15/17(3)	303,000	343,139
SPECIALTY RETAIL — 0.3%
Asbury Automotive Group, Inc., 8.00%, 3/15/14(3)	125,000	125,625
Burlington Coat Factory Warehouse Corp., 11.125%, 4/15/14(3)	250,000	260,000
Couche-Tard US LP/Couche-Tard Finance Corp., 7.50%, 12/15/13(3)	485,000	495,306
GSC Holdings Corp., 8.00%, 10/1/12(3)	300,000	307,875
Michaels Stores, Inc., 10.00%, 11/1/14(3)	300,000	314,250
Michaels Stores, Inc., 11.375%, 11/1/16(3)	250,000	269,375
Staples, Inc., 9.75%, 1/15/14(3)	100,000	124,254
Toys “R” Us Property Co. I LLC,, 10.75%, 7/15/17	500,000	566,250
		2,462,935
TEXTILES, APPAREL & LUXURY GOODS — 0.1%
Perry Ellis International, Inc., 8.875%, 9/15/13(3)	625,000	639,062

Strategic Allocation: Aggressive – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

TRADING COMPANIES & DISTRIBUTORS — 0.1%
Ashtead Capital, Inc., 9.00%, 8/15/16(3)(4)	$ 850,000	$ 865,938
RSC Equipment Rental, Inc./RSC Holdings III LLC, 9.50%, 12/1/14(3)	450,000	461,250
		1,327,188
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
America Movil SAB de CV, 5.00%, 10/16/19(3)	130,000	140,764
America Movil SAB de CV, 5.00%, 3/30/20(3)	100,000	109,517
American Tower Corp., 4.625%, 4/1/15(3)	150,000	159,261
Cricket Communications, Inc., 9.375%, 11/1/14(3)	250,000	254,375
Crown Castle International Corp., 9.00%, 1/15/15(3)	500,000	545,000
Rogers Communications, Inc., 6.25%, 6/15/13(3)	140,000	156,705
Rogers Communications, Inc., 6.80%, 8/15/18(3)	100,000	123,281
		1,488,903
TOTAL CORPORATE BONDS
(Cost $64,194,905)		70,286,587
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(6) — 3.4%
FHLMC, 6.50%, 12/1/12(3)	307	333
FHLMC, 7.00%, 6/1/14(3)	14,324	15,314
FHLMC, 4.50%, 1/1/19(3)	500,350	534,910
FHLMC, 5.00%, 1/1/21(3)	419,918	452,618
FHLMC, 5.00%, 4/1/21(3)	845,632	904,655
FHLMC, 7.00%, 8/1/29(3)	4,683	5,311
FHLMC, 8.00%, 7/1/30(3)	24,550	28,283
FHLMC, 5.50%, 12/1/33(3)	242,947	262,369
FHLMC, 6.00%, 11/1/38	3,903,931	4,200,647
FHLMC, 6.50%, 7/1/47(3)	61,691	66,798
FNMA, 6.50%, 4/1/12(3)	3,471	3,763
FNMA, 6.00%, 4/1/14(3)	23,419	25,271
FNMA, 7.50%, 6/1/15(3)	8,869	9,678
FNMA, 5.50%, 12/1/16(3)	92,701	100,384
FNMA, 4.50%, 5/1/19(3)	322,017	344,529
FNMA, 4.50%, 5/1/19(3)	308,429	329,990
FNMA, 5.00%, 9/1/20(3)	227,158	243,049
FNMA, 7.00%, 6/1/26(3)	1,350	1,526
FNMA, 7.50%, 3/1/27(3)	15,516	17,662
FNMA, 7.00%, 1/1/29(3)	7,935	8,984
FNMA, 6.50%, 4/1/29(3)	36,591	40,626
FNMA, 6.50%, 8/1/29(3)	25,893	28,749
FNMA, 6.50%, 12/1/29(3)	43,439	48,230
FNMA, 7.00%, 3/1/30(3)	14,704	16,660
FNMA, 8.00%, 7/1/30(3)	12,918	14,957
FNMA, 7.50%, 9/1/30(3)	6,739	7,681
FNMA, 7.00%, 9/1/31(3)	38,777	43,991
FNMA, 6.50%, 1/1/32(3)	18,397	20,426
FNMA, 7.00%, 6/1/32(3)	123,568	140,066
FNMA, 6.50%, 8/1/32(3)	28,750	31,921
FNMA, 6.50%, 11/1/32(3)	221,113	245,497
FNMA, 5.50%, 6/1/33(3)	203,034	219,456
FNMA, 5.50%, 8/1/33(3)	138,922	150,158
FNMA, 5.00%, 11/1/33(3)	1,689,337	1,811,638
FNMA, 5.50%, 1/1/34(3)	1,781,652	1,926,946

Strategic Allocation: Aggressive – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

FNMA, 4.50%, 9/1/35(3)	$ 1,384,358	$ 1,463,814
FNMA, 5.00%, 1/1/36	6,493,502	6,935,195
FNMA, 5.00%, 2/1/36(3)	1,526,276	1,630,095
FNMA, 5.50%, 1/1/37	1,253,016	1,348,487
FNMA, 5.50%, 2/1/37(3)	767,369	822,959
FNMA, 6.50%, 8/1/37(3)	658,274	712,148
FNMA, 4.50%, 2/1/39	2,237,030	2,354,241
FNMA, 6.50%, 6/1/47(3)	42,557	45,894
FNMA, 6.50%, 8/1/47(3)	166,690	179,759
FNMA, 6.50%, 8/1/47(3)	172,256	185,762
FNMA, 6.50%, 9/1/47(3)	17,821	19,218
FNMA, 6.50%, 9/1/47(3)	93,646	100,989
FNMA, 6.50%, 9/1/47(3)	105,853	114,153
FNMA, 6.50%, 9/1/47(3)	180,156	194,281
FNMA, 6.50%, 9/1/47(3)	257,758	277,967
GNMA, 7.50%, 10/15/25(3)	2,894	3,310
GNMA, 6.00%, 3/15/26(3)	33,293	36,553
GNMA, 7.00%, 12/15/27(3)	11,381	13,002
GNMA, 6.50%, 2/15/28(3)	6,509	7,320
GNMA, 7.00%, 8/15/29(3)	2,054	2,350
GNMA, 7.50%, 5/15/30(3)	3,723	4,279
GNMA, 7.00%, 5/15/31(3)	41,781	47,840
GNMA, 5.50%, 11/15/32(3)	158,790	173,000
GNMA, 6.50%, 10/15/38(3)	2,665,377	2,943,569
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
(Cost $29,889,129)		31,919,261
U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS — 0.8%
FIXED-RATE U.S. GOVERNMENT AGENCY SECURITIES — 0.6%
FHLMC, 2.875%, 2/9/15(3)	4,500,000	4,780,197
FNMA, 6.625%, 11/15/30(3)	508,000	709,555
		5,489,752
GOVERNMENT-BACKED CORPORATE BONDS(7) — 0.2%
Bank of America Corp., VRN, 0.78%, 10/29/10(3)	700,000	704,846
Citigroup Funding, Inc., VRN, 0.81%, 10/29/10(3)	700,000	705,194
Morgan Stanley, VRN, 0.89%, 9/20/10(3)	700,000	705,587
		2,115,627
TOTAL U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS
(Cost $7,297,054)		7,605,379
COMMERCIAL MORTGAGE-BACKED SECURITIES(6) — 0.7%
Banc of America Commercial Mortgage, Inc., Series 2004-6, Class A3 SEQ, 4.51%, 12/10/42(3)	600,000	615,636
Commercial Mortgage Pass-Through Certificates, Series 2004 LB3A, Class A4 SEQ, VRN, 5.23%, 9/1/10(3)	400,000	415,057
Commercial Mortgage Pass-Through Certificates, Series 2005 F10A, Class A1, VRN, 0.38%, 9/15/10, resets monthly off the 1-month LIBOR plus 0.10% with no caps(3)(4)	2,811	2,808

Strategic Allocation: Aggressive – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

Credit Suisse Mortgage Capital Certificates, Series 2007 TF2A, Class A1, VRN, 0.46%, 9/15/10, resets monthly off the 1-month LIBOR plus 0.18% with no caps(3)(4)	$ 396,398	$ 349,017
Greenwich Capital Commercial Funding Corp., Series 2006 FL4A, Class A1, VRN, 0.39%, 9/7/10, resets monthly off the 1-month LIBOR plus 0.09% with no caps(3)(4)	153,628	147,909
GS Mortgage Securities Corp. II, Series 2005 GG4, Class A4 SEQ, 4.76%, 7/10/39(3)	300,000	314,028
GS Mortgage Securities Corp. II, Series 2005 GG4, Class A4A SEQ, 4.75%, 7/10/39(3)	600,000	644,363
LB-UBS Commercial Mortgage Trust, Series 2004 C1, Class A4 SEQ, 4.57%, 1/15/31(3)	200,000	209,698
LB-UBS Commercial Mortgage Trust, Series 2004 C2, Class A4 SEQ, 4.37%, 3/15/36(3)	400,000	411,295
LB-UBS Commercial Mortgage Trust, Series 2005 C2, Class A2 SEQ, 4.82%, 4/15/30(3)	807,912	808,223
Merrill Lynch Floating Trust, Series 2006-1, Class A1, VRN, 0.35%, 9/15/10, resets monthly off the 1-month LIBOR plus 0.07% with no caps(3)(4)	569,454	530,310
Wachovia Bank Commercial Mortgage Trust, Series 2003 C6, Class A3, VRN, 4.96%, 9/1/10(3)	200,000	202,171
Wachovia Bank Commercial Mortgage Trust, Series 2004 C11, Class A3 SEQ, 4.72%, 1/15/41(3)	200,000	201,968
Wachovia Bank Commercial Mortgage Trust, Series 2005 C20, Class A5, VRN, 5.09%, 9/1/10(3)	300,000	307,737
Wachovia Bank Commercial Mortgage Trust, Series 2005 C20, Class A6A, VRN, 5.11%, 9/1/10(3)	650,000	678,674
Wachovia Bank Commercial Mortgage Trust, Series 2006 C23, Class A4, VRN, 5.42%, 9/1/10(3)	700,000	750,373
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $6,537,360)		6,589,267
MUNICIPAL SECURITIES — 0.4%
Bay Area Toll Auth. Toll Bridge Rev., Series 2010 S1, (Building Bonds), 6.92%, 4/1/40(3)	190,000	212,998
California GO, (Building Bonds), 6.65%, 3/1/22(3)	60,000	67,543
California GO, (Building Bonds), 7.30%, 10/1/39(3)	90,000	99,599
Columbus Development Auth. Industrial Rev., (Litho-Krome), VRDN, 0.35%, 9/2/10 (LOC: Bank of America N.A.)(3)	700,000	700,000
Illinois GO, (Taxable Pension), 5.10%, 6/1/33(3)	210,000	179,712
Illinois GO, Series 2010-3, (Building Bonds), 6.73%, 4/1/35	80,000	80,580
Kansas State Department of Transportation Highway Rev., Series 2010 A, (Building Bonds), 4.60%, 9/1/35(8)	50,000	52,585
Los Angeles Community College District GO, Series 2010 D, (Election of 2008), 6.68%, 8/1/36(3)	140,000	153,212
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39(3)	50,000	53,430
Metropolitan Transportation Auth. Rev., Series 2010 C1, (Building Bonds), 6.69%, 11/15/40(3)	110,000	122,462
Municipal Electric Auth. Rev., Series 2010 J, (Building Bonds), 6.64%, 4/1/57(3)	120,000	128,656
New Jersey State Turnpike Auth. Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40(3)	70,000	89,392
New York GO, (Building Bonds), 5.97%, 3/1/36(3)	150,000	166,057
New York State Dormitory Auth. Rev., (Building Bonds), 5.63%, 3/15/39(3)	60,000	64,658

Strategic Allocation: Aggressive – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

Ohio Water Development Auth. Pollution Control Rev., Series 2010 B2, (Building Bonds), 4.88%, 12/1/34(3)	$ 80,000	$ 86,134
Orange County Housing Finance Auth. Multifamily Rev., Series 2002 B, (Millenia), VRDN, 0.26%, 9/1/10 (LOC: FNMA)(3)	290,000	290,000
Oregon State Department of Transportation Highway Usertax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34(3)	50,000	57,272
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36(3)	140,000	151,792
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40(3)	140,000	148,905
Texas GO, (Building Bonds), 5.52%, 4/1/39(3)	60,000	69,331
University of California Rev., (Building Bonds), 5.77%, 5/15/43(3)	130,000	144,447
Utah Housing Corp. Multifamily Housing Rev., Series 2004 B, (Tanglewood), VRDN, 0.31%, 9/1/10 (LOC: Citibank N.A.)(3)	400,000	400,000
Washington GO, (Building Bonds), 5.14%, 8/1/40(3)	120,000	129,240
TOTAL MUNICIPAL SECURITIES
(Cost $3,496,654)		3,648,005
COLLATERALIZED MORTGAGE OBLIGATIONS(6) — 0.4%
PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS — 0.3%
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37(3)	409,785	306,219
Banc of America Mortgage, Series 2004-7, Class 7A1, 5.00%, 8/25/19(3)	283,363	286,091
Chase Mortgage Finance Corp., Series 2006 S4, Class A3, 6.00%, 12/25/36(3)	248,039	247,002
Citicorp Mortgage Securities, Inc., Series 2003-6, Class 1A2 SEQ, 4.50%, 5/25/33	116,707	117,747
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003 J13, Class 1A1 SEQ, 5.25%, 1/25/34(3)	259,462	264,965
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-16, Class A1, 6.50%, 10/25/37(3)	315,685	284,527
MASTR Alternative Loans Trust, Series 2003-8, Class 4A1, 7.00%, 12/25/33(3)	13,070	13,738
Wells Fargo Mortgage Backed Securities Trust, Series 2005-5, Class 1A1, 5.00%, 5/25/20	230,631	236,725
Wells Fargo Mortgage Backed Securities Trust, Series 2007 AR10, Class 1A1, VRN, 6.21%, 9/1/10	304,486	314,847
Wells Fargo Mortgage Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	336,508	320,690
		2,392,551
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 0.1%
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25(3)	900,000	998,469
FNMA, Series 2003-52, Class KF SEQ, VRN, 0.66%, 9/27/10, resets monthly off the 1-month LIBOR plus 0.40% with a cap of 7.50%(3)	100,708	100,893
		1,099,362
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $3,460,101)		3,491,913
COMMERCIAL PAPER(9) — 0.2%
Austin Texas, 0.38%, 10/12/10(3)	487,000	486,878
Chicago Illinois, 0.50%, 11/3/10	400,000	399,844
Govco LLC, 0.45%, 2/7/11(3)(4)	400,000	399,328
Legacy Capital LLC, 0.40%, 10/12/10(3)(4)	400,000	399,864

Strategic Allocation: Aggressive – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

Lexington Parker Capital, 0.40%, 10/12/10(3)(4)	$ 400,000	$ 399,840
TOTAL COMMERCIAL PAPER
(Cost $2,085,280)		2,085,754
SOVEREIGN GOVERNMENTS & AGENCIES — 0.1%
BRAZIL(2)
Brazilian Government International Bond, 5.875%, 1/15/19(3)	240,000	278,400
CANADA(2)
Hydro Quebec, 8.40%, 1/15/22(3)	37,000	53,536
GERMANY(2)
KfW, 4.125%, 10/15/14(3)	160,000	177,270
ITALY(2)
Republic of Italy, 3.125%, 1/26/15(3)	160,000	164,063
MEXICO(2)
United Mexican States, 5.625%, 1/15/17(3)	70,000	78,925
United Mexican States, 5.95%, 3/19/19(3)	200,000	231,500
United Mexican States, 6.05%, 1/11/40(3)	50,000	57,000
		367,425
TOTAL SOVEREIGN GOVERNMENTS & AGENCIES
(Cost $959,700)		1,040,694
CONVERTIBLE PREFERRED STOCKS(2)
INSURANCE(2)
Aspen Insurance Holdings Ltd., Series AHL, 5.625%, 12/31/49(10)	4,078	217,408
LEISURE EQUIPMENT & PRODUCTS(2)
Callaway Golf Co., Series B, 7.50%, 6/20/12(10)	229	24,525
MEDIA(2)
LodgeNet Interactive Corp., 10.00%, 12/31/49(4)(10)	17	15,342
REAL ESTATE INVESTMENT TRUSTS (REITs)(2)
Entertainment Properties Trust, Series E, 9.00%, 4/20/13(10)	770	20,748
Lexington Realty Trust, Series C, 6.50%, 12/31/49(10)	382	15,017
		35,765
TOBACCO(2)
Universal Corp., 6.75%, 3/15/13(10)	26	22,984
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $336,865)		316,024
PREFERRED STOCKS(2)
CONSUMER FINANCE(2)
Ally Financial, Inc., 7.00%, 12/31/11(4)(10)	131	108,218
REAL ESTATE INVESTMENT TRUSTS (REITs)(2)
National Retail Properties, Inc., Series C, 7.375%, 10/12/11(10)	1,416	35,712
PS Business Parks, Inc., Series O, 7.375%, 6/16/11(10)	405	10,392
		46,104
TOTAL PREFERRED STOCKS
(Cost $170,427)		154,322

Strategic Allocation: Aggressive – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

TEMPORARY CASH INVESTMENTS — 1.0%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares(3)
(Cost $9,234,167)	9,234,167	$ 9,234,167
TOTAL INVESTMENT SECURITIES — 99.7%
(Cost $838,933,776)		929,366,887
OTHER ASSETS AND LIABILITIES — 0.3%		2,522,319
TOTAL NET ASSETS — 100.0%		$931,889,206

FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
30	U.S. Long Bond	December 2010	$4,050,938	$72,171

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
95	U.S. Treasury 2-Year Notes	December 2010	$20,818,359	$(6,144)

SWAP AGREEMENTS
Notional Amount	Description of Agreement	Premiums Paid (Received)	Value
CREDIT DEFAULT - BUY PROTECTION
$1,900,000	Pay quarterly a fixed rate equal to 0.12% per annum multiplied by the notional amount and receive from Barclays Bank plc upon each default event of Pfizer, Inc., par value of the proportional notional amount of Pfizer, Inc., 4.65%, 3/1/18. Expires March 2017.	–	$58,095

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen
Equivalent	-	Security whose principal payments are backed by the full faith and credit of the United States
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GDR	-	Global Depositary Receipt
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
LB-UBS	-	Lehman Brothers, Inc. — UBS AG
LIBOR	-	London Interbank Offered Rate
LOC	-	Letter of Credit
MASTR	-	Mortgage Asset Securitization Transactions, Inc.
NVDR	-	Non-Voting Depositary Receipt
OJSC	-	Open Joint Stock Company
PIK	-	Payment in Kind
resets	-
The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ	-	Sequential Payer
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

Strategic Allocation: Aggressive – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)

(1)	Non-income producing.
(2)	Category is less than 0.05% of total net assets.
(3)	Security, or a portion thereof, has been segregated for when-issued securities, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $24,980,000.
(4)
Security was purchased under Rule 144A or Section 4(2) of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $9,078,479, which represented 1.0% of total net assets.

(5)
Step-coupon security. These securities are issued with a zero coupon and become interest bearing at a predetermined rate and date and are issued at a substantial discount from their value at maturity. Interest reset or final maturity date is indicated, as applicable. Rate shown is effective at the period end.

(6)	Final maturity indicated, unless otherwise noted.
(7)
The debt is guaranteed under the Federal Deposit Insurance Corporation’s (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or December 31, 2012.

(8)	When-issued security.
(9)	The rate indicated is the yield to maturity at purchase.
(10)
Perpetual security. These securities do not have a predetermined maturity date. The coupon rates are fixed for a period of time and may be structured to adjust thereafter. Interest reset or next call date is indicated, as applicable.

Strategic Allocation: Aggressive – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data
         (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of August 31, 2010. The Schedule of Investments provides additional details on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$516,502,378	–	–
Foreign Common Stocks	30,841,859	$175,201,031	–
U.S. Treasury Securities	–	70,450,246	–
Corporate Bonds	–	70,286,587	–
U.S. Government Agency Mortgage-Backed Securities	–	31,919,261	–
U.S. Government Agency Securities and Equivalents	–	7,605,379	–
Commercial Mortgage-Backed Securities	–	6,589,267	–
Municipal Securities	–	3,648,005	–
Collateralized Mortgage Obligations	–	3,491,913	–
Commercial Paper	–	2,085,754	–
Sovereign Governments & Agencies	–	1,040,694	–
Convertible Preferred Stocks	–	316,024	–
Preferred Stocks	–	154,322	–
Temporary Cash Investments	9,234,167	–	–
Total Value of Investment Securities	$556,578,404	$372,788,483	–

Strategic Allocation: Aggressive – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)

	Level 1	Level 2	Level 3
Other Financial Instruments
Futures Contracts	$66,027	–	–
Swap Agreements	–	$58,095	–
Total Unrealized Gain (Loss) on Other Financial Instruments	$66,027	$58,095	–

3. Federal Tax Information

As of August 31, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$870,336,418
Gross tax appreciation of investments	$ 90,061,949
Gross tax depreciation of investments	(31,031,480)
Net tax appreciation (depreciation) of investments	$ 59,030,469

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Strategic Allocation: Conservative Fund

August 31, 2010

Strategic Allocation: Conservative – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

COMMON STOCKS — 43.8%
AEROSPACE & DEFENSE — 0.8%
AAR Corp.(1)	399	$ 6,129
AerCap Holdings NV(1)	4,609	49,501
Aerovironment, Inc.(1)	208	4,705
Alliant Techsystems, Inc.(1)	300	19,770
BE Aerospace, Inc.(1)	11,600	312,620
Boeing Co. (The)	5,039	308,034
Ceradyne, Inc.(1)	250	5,460
Curtiss-Wright Corp.	1,429	37,997
Esterline Technologies Corp.(1)	161	7,406
Goodrich Corp.	5,400	369,792
Honeywell International, Inc.	13,556	529,904
ITT Corp.	4,236	180,030
L-3 Communications Holdings, Inc.	1,211	80,652
Ladish Co., Inc.(1)	1,458	36,290
Lockheed Martin Corp.	4,000	278,080
Moog, Inc., Class A(1)	421	13,135
MTU Aero Engines Holding AG	2,880	160,203
Northrop Grumman Corp.	12,470	674,876
Orbital Sciences Corp.(1)	436	5,664
Precision Castparts Corp.	1,000	113,180
Raytheon Co.	8,812	387,023
Rockwell Collins, Inc.	6,916	372,980
Rolls-Royce Group plc(1)	26,860	228,214
Triumph Group, Inc.	975	64,720
		4,246,365
AIR FREIGHT & LOGISTICS — 0.3%
Atlas Air Worldwide Holdings, Inc.(1)	2,949	127,810
C.H. Robinson Worldwide, Inc.	4,900	318,451
Expeditors International of Washington, Inc.	5,300	209,827
Hub Group, Inc., Class A(1)	410	10,898
United Parcel Service, Inc., Class B	16,482	1,051,551
UTi Worldwide, Inc.	430	6,024
		1,724,561
AIRLINES — 0.1%
AirTran Holdings, Inc.(1)	4,321	19,488
Alaska Air Group, Inc.(1)	2,100	92,883
Allegiant Travel Co.	135	5,080
British Airways plc(1)	37,930	122,741
JetBlue Airways Corp.(1)	1,330	7,594
Ryanair Holdings plc ADR(1)	6,260	177,471
SkyWest, Inc.	451	5,746
UAL Corp.(1)	10,642	225,504
US Airways Group, Inc.(1)	6,526	58,995
		715,502
AUTO COMPONENTS — 0.1%
American Axle & Manufacturing Holdings, Inc.(1)	4,045	33,857
Amerigon, Inc.(1)	1,140	11,788
BorgWarner, Inc.(1)	9,682	422,619

Strategic Allocation: Conservative – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

Cooper Tire & Rubber Co.	366	$ 5,926
Standard Motor Products, Inc.	869	7,473
TRW Automotive Holdings Corp.(1)	6,961	241,964
		723,627
AUTOMOBILES — 0.3%
Bayerische Motoren Werke AG	7,560	399,168
Daimler AG(1)	6,410	311,601
Ford Motor Co.(1)	41,530	468,874
Nissan Motor Co. Ltd.(1)	47,600	363,756
		1,543,399
BEVERAGES — 0.8%
Anheuser-Busch InBev NV	7,940	412,993
Carlsberg A/S B Shares	3,960	373,111
Coca-Cola Co. (The)	34,555	1,932,316
Coca-Cola Enterprises, Inc.	5,977	170,105
Dr Pepper Snapple Group, Inc.	10,502	386,684
PepsiCo, Inc.	5,638	361,847
Pernod-Ricard SA	3,861	301,840
		3,938,896
BIOTECHNOLOGY — 0.6%
Acorda Therapeutics, Inc.(1)	318	9,578
Alexion Pharmaceuticals, Inc.(1)	5,826	328,994
Alkermes, Inc.(1)	230	3,050
AMAG Pharmaceuticals, Inc.(1)	168	4,234
Amgen, Inc.(1)	30,282	1,545,593
Arena Pharmaceuticals, Inc.(1)	912	5,937
Biogen Idec, Inc.(1)	5,323	286,377
Cephalon, Inc.(1)	4,378	247,839
Cepheid, Inc.(1)	489	7,193
Cubist Pharmaceuticals, Inc.(1)	482	10,618
Gilead Sciences, Inc.(1)	12,720	405,259
ImmunoGen, Inc.(1)	569	3,050
Incyte Corp. Ltd.(1)	710	8,889
InterMune, Inc.(1)	380	3,960
Isis Pharmaceuticals, Inc.(1)	779	6,107
Momenta Pharmaceuticals, Inc.(1)	347	5,014
Onyx Pharmaceuticals, Inc.(1)	518	12,479
PDL BioPharma, Inc.	983	5,564
Pharmasset, Inc.(1)	238	5,781
Savient Pharmaceuticals, Inc.(1)	544	7,845
Seattle Genetics, Inc.(1)	696	7,969
Talecris Biotherapeutics Holdings Corp.(1)	969	21,260
Theravance, Inc.(1)	512	6,190
		2,948,780
BUILDING PRODUCTS(2)
Apogee Enterprises, Inc.	121	1,094
Asahi Glass Co. Ltd.	7,000	68,325
Griffon Corp.(1)	282	3,015
Simpson Manufacturing Co., Inc.	209	4,606
		77,040

Strategic Allocation: Conservative – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

CAPITAL MARKETS — 1.1%
Ameriprise Financial, Inc.	14,116	$ 615,175
Apollo Investment Corp.	1,405	13,446
Ares Capital Corp.	1,050	15,687
Artio Global Investors, Inc.	970	13,434
Bank of New York Mellon Corp. (The)	25,576	620,729
BGC Partners, Inc., Class A	1,194	6,161
BlackRock, Inc.	998	141,666
Calamos Asset Management, Inc., Class A	1,084	10,255
Charles Schwab Corp. (The)	16,087	205,270
Cohen & Steers, Inc.	502	10,713
Credit Suisse Group AG	8,430	370,247
Fifth Street Finance Corp.	731	7,208
Goldman Sachs Group, Inc. (The)	9,686	1,326,401
HFF, Inc., Class A(1)	3,148	25,090
Invesco Ltd.	9,643	174,538
Investment Technology Group, Inc.(1)	1,571	20,879
Knight Capital Group, Inc., Class A(1)	597	7,092
Legg Mason, Inc.	12,670	320,931
MCG Capital Corp.	1,057	5,581
Morgan Stanley	16,800	414,792
Northern Trust Corp.	16,168	745,992
PennantPark Investment Corp.	953	9,416
Piper Jaffray Cos.(1)	329	9,087
Prospect Capital Corp.	615	5,646
Pzena Investment Management, Inc., Class A	609	3,818
Schroders plc	6,736	141,840
State Street Corp.	6,430	225,564
T. Rowe Price Group, Inc.	1,184	51,836
TradeStation Group, Inc.(1)	1,704	10,002
Waddell & Reed Financial, Inc., Class A	594	13,668
		5,542,164
CHEMICALS — 0.9%
A. Schulman, Inc.	232	4,216
Air Liquide SA	3,236	336,513
Akzo Nobel NV	2,470	130,416
Albemarle Corp.	7,100	284,639
Arch Chemicals, Inc.	696	21,381
Ashland, Inc.	1,725	80,144
BASF SE	3,520	185,722
CF Industries Holdings, Inc.	600	55,500
Cytec Industries, Inc.	5,603	265,750
E.I. du Pont de Nemours & Co.	8,500	346,545
Ecolab, Inc.	3,300	156,420
Georgia Gulf Corp.(1)	396	5,148
Givaudan SA	350	334,400
H.B. Fuller Co.	400	7,596
International Flavors & Fragrances, Inc.	2,500	114,225
Intrepid Potash, Inc.(1)	415	9,317
Kraton Performance Polymers, Inc.(1)	666	17,995
Lubrizol Corp.	3,612	337,036

Strategic Allocation: Conservative – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

Minerals Technologies, Inc.	5,063	$ 271,377
Monsanto Co.	1,198	63,075
Olin Corp.	300	5,373
OM Group, Inc.(1)	3,405	87,168
PPG Industries, Inc.	11,102	730,845
Sensient Technologies Corp.	500	13,865
Sherwin-Williams Co. (The)	1,430	100,643
Shin-Etsu Chemical Co. Ltd.	4,200	194,477
Sigma-Aldrich Corp.	3,705	196,995
Solutia, Inc.(1)	2,234	30,248
Valspar Corp.	2,470	74,397
W.R. Grace & Co.(1)	1,104	27,931
Yara International ASA	2,120	85,205
		4,574,562
COMMERCIAL BANKS — 1.8%
American National Bankshares, Inc.	382	7,560
Associated Banc-Corp.	1,044	12,591
Banco Bilbao Vizcaya Argentaria SA	36,660	442,088
Banco Santander SA	26,865	314,811
BancorpSouth, Inc.	552	7,038
Barclays plc	99,205	460,089
BB&T Corp.	764	16,900
BNP Paribas	8,602	538,177
Boston Private Financial Holdings, Inc.	2,427	15,217
Citizens Republic Bancorp., Inc.(1)	2,237	1,745
Columbia Banking System, Inc.	1,197	21,319
Comerica, Inc.	16,968	583,869
Commerce Bancshares, Inc.	8,173	292,021
Commonwealth Bank of Australia	3,550	158,869
Community Bank System, Inc.	280	6,322
Cullen/Frost Bankers, Inc.	152	7,790
CVB Financial Corp.	712	4,863
Danvers Bancorp., Inc.	1,089	16,411
East West Bancorp., Inc.	2,227	32,559
Erste Group Bank AG	9,670	350,963
F.N.B. Corp.	937	7,280
First Commonwealth Financial Corp.	714	3,534
First Horizon National Corp.(1)	2,277	22,952
First Interstate Bancsystem, Inc.	478	5,459
First Midwest Bancorp., Inc.	774	8,499
FirstMerit Corp.	1,103	19,082
Fulton Financial Corp.	2,290	18,961
Hampton Roads Bankshares, Inc.(1)	2,478	2,354
Heritage Financial Corp.(1)	725	9,208
HSBC Holdings plc	84,378	832,989
IBERIABANK Corp.	107	5,216
KBC Groep NV(1)	4,900	203,424
KeyCorp	763	5,623
Lakeland Financial Corp.	482	8,936
Lloyds Banking Group plc(1)	106,350	113,341
Marshall & Ilsley Corp.	1,015	6,648

Strategic Allocation: Conservative – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

MB Financial, Inc.	443	$ 6,636
National Bankshares, Inc.	265	6,175
Old National Bancorp.	957	8,824
Pacific Continental Corp.	646	5,304
Park Sterling Bank, Inc.(1)	1,349	8,161
PNC Financial Services Group, Inc.	9,419	479,992
Republic Bancorp., Inc., Class A	238	4,622
Sandy Spring Bancorp, Inc.	992	14,513
Standard Chartered plc	16,423	440,397
Sterling Bancshares, Inc.	3,957	19,627
Sumitomo Mitsui Financial Group, Inc.	5,000	148,851
Swedbank AB A Shares(1)	14,630	164,182
Synovus Financial Corp.	3,299	6,796
Toronto-Dominion Bank (The)	2,492	168,235
Trico Bancshares	605	8,391
Trustmark Corp.	361	6,884
U.S. Bancorp.	39,251	816,421
United Bankshares, Inc.	269	6,190
United Overseas Bank Ltd.	25,700	354,927
Washington Banking Co.	666	8,032
Webster Financial Corp.	844	13,580
Wells Fargo & Co.	87,415	2,058,623
Western Alliance Bancorp.(1)	1,441	8,819
Whitney Holding Corp.	1,856	13,790
Wilmington Trust Corp.	1,312	11,546
Wintrust Financial Corp.	286	8,225
		9,362,451
COMMERCIAL SERVICES & SUPPLIES — 0.6%
ATC Technology Corp.(1)	238	5,743
Avery Dennison Corp.	6,400	208,128
Brink's Co. (The)	516	9,737
Cintas Corp.	8,415	214,498
Deluxe Corp.	1,041	17,416
IESI-BFC Ltd.	580	13,705
Pitney Bowes, Inc.	21,315	410,101
R.R. Donnelley & Sons Co.	13,543	205,109
Republic Services, Inc.	38,040	1,119,517
Stericycle, Inc.(1)	2,500	163,750
SYKES Enterprises, Inc.(1)	1,048	12,534
US Ecology, Inc.	1,001	13,564
Waste Connections, Inc.(1)	3,318	125,254
Waste Management, Inc.	12,721	420,938
		2,939,994
COMMUNICATIONS EQUIPMENT — 0.6%
Acme Packet, Inc.(1)	1,660	55,776
Arris Group, Inc.(1)	5,716	46,700
Bel Fuse, Inc., Class B	510	9,450
Blue Coat Systems, Inc.(1)	141	2,655
Cisco Systems, Inc.(1)	47,566	953,698
Emulex Corp.(1)	29,419	280,657
F5 Networks, Inc.(1)	9,050	791,241

Strategic Allocation: Conservative – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

Harris Corp.	6,151	$ 258,773
KVH Industries, Inc.(1)	599	7,470
Netgear, Inc.(1)	1,727	36,474
Oplink Communications, Inc.(1)	816	12,827
Plantronics, Inc.	1,864	50,906
Polycom, Inc.(1)	265	7,547
QUALCOMM, Inc.	10,847	415,549
Sycamore Networks, Inc.	364	7,979
Telefonaktiebolaget LM Ericsson B Shares	26,850	260,452
Tellabs, Inc.	15,756	111,868
Viasat, Inc.(1)	224	7,829
		3,317,851
COMPUTERS & PERIPHERALS — 1.1%
Apple, Inc.(1)	7,606	1,851,072
Diebold, Inc.	4,969	128,896
Electronics for Imaging, Inc.(1)	1,006	10,709
EMC Corp.(1)	30,972	564,929
Fujitsu Ltd.	19,000	131,627
Hewlett-Packard Co.	25,745	990,668
Lexmark International, Inc., Class A(1)	18,635	652,039
NCR Corp.(1)	510	6,553
NetApp, Inc.(1)	12,608	509,868
Netezza Corp.(1)	416	8,095
Novatel Wireless, Inc.(1)	1,090	6,333
SanDisk Corp.(1)	7,898	262,530
Seagate Technology plc(1)	24,092	244,052
Synaptics, Inc.(1)	794	20,977
Western Digital Corp.(1)	17,556	423,977
		5,812,325
CONSTRUCTION & ENGINEERING — 0.1%
Comfort Systems USA, Inc.	548	5,716
EMCOR Group, Inc.(1)	8,069	183,489
Granite Construction, Inc.	1,919	42,237
Pike Electric Corp.(1)	1,519	12,304
Shaw Group, Inc. (The)(1)	8,215	266,166
URS Corp.(1)	3,250	115,927
		625,839
CONSTRUCTION MATERIALS — 0.1%
Holcim Ltd.	3,180	191,380
Martin Marietta Materials, Inc.	135	9,882
Texas Industries, Inc.	163	4,929
Vulcan Materials Co.	5,712	209,973
		416,164
CONSUMER FINANCE — 0.2%
American Express Co.	13,418	534,975
AmeriCredit Corp.(1)	4,344	105,125
Cash America International, Inc.	3,830	117,313
ORIX Corp.	4,450	334,770
World Acceptance Corp.(1)	731	29,788
		1,121,971

Strategic Allocation: Conservative – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

CONTAINERS & PACKAGING — 0.1%
Bemis Co., Inc.	13,975	$ 403,458
Graphic Packaging Holding Co.(1)	14,114	43,048
Silgan Holdings, Inc.	887	26,512
Sonoco Products Co.	5,088	160,018
		633,036
DISTRIBUTORS — 0.1%
Core-Mark Holding Co., Inc.(1)	375	9,709
Genuine Parts Co.	8,664	363,281
Li & Fung Ltd.	62,000	314,035
		687,025
DIVERSIFIED(2)
iShares Russell 2000 Index Fund	589	35,499
iShares Russell 2000 Value Index Fund	644	36,193
iShares S&P SmallCap 600 Index Fund	405	21,566
		93,258
DIVERSIFIED CONSUMER SERVICES — 0.1%
Career Education Corp.(1)	2,023	35,463
Corinthian Colleges, Inc.(1)	1,112	5,426
ITT Educational Services, Inc.(1)	6,138	326,910
Regis Corp.	456	7,647
Sotheby's	701	18,654
		394,100
DIVERSIFIED FINANCIAL SERVICES — 1.1%
Bank of America Corp.	171,974	2,141,076
CBOE Holdings, Inc.	43	899
Citigroup, Inc.(1)	137,300	510,756
Compass Diversified Holdings	538	7,629
Deutsche Boerse AG	2,470	150,934
JPMorgan Chase & Co.	81,560	2,965,522
		5,776,816
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.3%
AT&T, Inc.	121,846	3,293,497
Atlantic Tele-Network, Inc.	167	7,123
CenturyLink, Inc.	6,800	245,888
Consolidated Communications Holdings, Inc.	9,734	168,788
General Communication, Inc., Class A(1)	1,442	12,992
Qwest Communications International, Inc.	63,847	360,736
Telefonica SA	15,470	343,076
Telenor ASA	34,140	500,137
Verizon Communications, Inc.	58,428	1,724,210
Vonage Holdings Corp.(1)	7,265	15,692
Windstream Corp.	11,561	133,356
		6,805,495
ELECTRIC UTILITIES — 0.8%
American Electric Power Co., Inc.	14,798	523,997
Central Vermont Public Service Corp.	594	11,779
Cleco Corp.	216	6,119
Entergy Corp.	823	64,885
Exelon Corp.	19,429	791,149
Fortum Oyj	12,160	279,995

Strategic Allocation: Conservative – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

Great Plains Energy, Inc.	10,604	$ 196,068
IDACORP, Inc.	3,308	115,979
NextEra Energy, Inc.	3,760	202,025
Northeast Utilities	10,852	314,383
NV Energy, Inc.	40,665	520,512
Portland General Electric Co.	14,610	291,908
PPL Corp.	20,500	556,780
Unitil Corp.	355	7,554
Westar Energy, Inc.	20,172	483,523
		4,366,656
ELECTRICAL EQUIPMENT — 0.5%
ABB Ltd.(1)	12,000	231,904
Acuity Brands, Inc.	147	5,695
American Superconductor Corp.(1)	366	9,842
Belden, Inc.	318	6,964
Brady Corp., Class A	398	10,253
Emerson Electric Co.	12,241	571,043
Encore Wire Corp.	974	17,814
Harbin Electric, Inc.(1)	712	12,026
Hubbell, Inc., Class B	12,395	557,527
II-VI, Inc.(1)	162	5,571
LSI Industries, Inc.	1,560	8,034
Nidec Corp.	2,900	254,755
Rockwell Automation, Inc.	10,285	525,975
Thomas & Betts Corp.(1)	8,835	326,453
Woodward Governor Co.	2,995	78,229
		2,622,085
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.3%
Agilent Technologies, Inc.(1)	5,100	137,547
Anixter International, Inc.(1)	1,143	52,441
Benchmark Electronics, Inc.(1)	524	7,352
Celestica, Inc.(1)	11,464	86,095
Cognex Corp.	1,448	28,236
Coherent, Inc.(1)	143	5,312
Daktronics, Inc.	2,934	27,022
DDi Corp.	1,692	13,231
Dolby Laboratories, Inc., Class A(1)	4,200	232,764
Electro Scientific Industries, Inc.(1)	1,051	11,403
Jabil Circuit, Inc.	4,650	47,662
Kemet Corp.(1)	11,324	30,575
Littelfuse, Inc.(1)	1,297	48,300
Methode Electronics, Inc.	641	5,724
Molex, Inc.	16,604	293,061
Omron Corp.	13,100	278,654
Park Electrochemical Corp.	413	9,871
PC Connection, Inc.(1)	843	5,488
Rogers Corp.(1)	403	10,800
Sanmina-SCI Corp.(1)	284	2,564
SMART Modular Technologies (WWH), Inc.(1)	4,381	20,547
Tech Data Corp.(1)	1,728	62,554
Tyco Electronics Ltd.	8,769	215,016

Strategic Allocation: Conservative – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

Vishay Intertechnology, Inc.(1)	1,969	$ 15,142
Vishay Precision Group, Inc.(1)	88	1,275
		1,648,636
ENERGY EQUIPMENT & SERVICES — 0.8%
Baker Hughes, Inc.	17,200	646,376
Bristow Group, Inc.(1)	290	9,570
Cal Dive International, Inc.(1)	1,659	7,582
Cameron International Corp.(1)	1,092	40,164
Complete Production Services, Inc.(1)	6,614	116,671
Core Laboratories NV	3,800	299,934
Dril-Quip, Inc.(1)	230	12,160
FMC Technologies, Inc.(1)	3,191	197,363
Global Industries Ltd.(1)	1,118	5,104
Halliburton Co.	7,467	210,644
Helix Energy Solutions Group, Inc.(1)	981	8,927
Key Energy Services, Inc.(1)	1,047	8,386
National Oilwell Varco, Inc.	18,060	678,875
Newpark Resources, Inc.(1)	1,939	16,927
North American Energy Partners, Inc.(1)	645	5,418
Oil States International, Inc.(1)	3,465	142,862
Rowan Cos., Inc.(1)	300	7,713
Saipem SpA	13,648	477,700
Schlumberger Ltd.	10,800	575,978
Seadrill Ltd.	7,620	177,593
Superior Energy Services, Inc.(1)	425	9,138
Tetra Technologies, Inc.(1)	2,307	19,356
Transocean Ltd.(1)	5,928	301,735
Unit Corp.(1)	280	9,540
		3,985,716
FOOD & STAPLES RETAILING — 0.8%
Costco Wholesale Corp.	6,439	364,125
Kroger Co. (The)	18,400	363,032
Metro AG	4,550	231,649
PriceSmart, Inc.	800	20,648
Ruddick Corp.	166	5,373
Safeway, Inc.	11,199	210,541
SYSCO Corp.	12,300	338,127
Tesco plc	41,357	258,117
United Natural Foods, Inc.(1)	694	24,110
Village Super Market, Inc., Class A	233	6,042
Walgreen Co.	15,600	419,328
Wal-Mart Stores, Inc.	27,601	1,383,914
Weis Markets, Inc.	613	21,553
Wesfarmers Ltd.	8,167	232,227
Whole Foods Market, Inc.(1)	7,500	260,925
		4,139,711
FOOD PRODUCTS — 1.3%
Archer-Daniels-Midland Co.	5,300	163,134
Associated British Foods plc	18,400	298,559
ConAgra Foods, Inc.	27,339	590,249
Corn Products International, Inc.	5,958	203,347

Strategic Allocation: Conservative – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

Danone SA	6,092	$ 327,370
Del Monte Foods Co.	23,750	309,700
Dole Food Co., Inc.(1)	5,044	43,580
Farmer Bros. Co.	453	6,437
General Mills, Inc.	5,971	215,911
H.J. Heinz Co.	14,532	671,960
Hershey Co. (The)	7,302	339,324
Kellogg Co.	11,798	586,125
Kraft Foods, Inc., Class A	20,100	601,995
Mead Johnson Nutrition Co.	7,959	415,380
Ralcorp Holdings, Inc.(1)	317	18,909
Sara Lee Corp.	26,985	389,663
Seneca Foods Corp., Class A(1)	270	6,739
TreeHouse Foods, Inc.(1)	185	7,678
Tyson Foods, Inc., Class A	22,002	360,393
Unilever NV CVA	16,522	442,514
Unilever NV New York Shares	20,700	554,553
		6,553,520
GAS UTILITIES — 0.1%
AGL Resources, Inc.	2,129	78,134
Atmos Energy Corp.	331	9,367
Chesapeake Utilities Corp.	290	9,988
Nicor, Inc.	703	29,730
ONEOK, Inc.	2,122	91,055
Southwest Gas Corp.	5,660	178,007
WGL Holdings, Inc.	301	10,616
		406,897
HEALTH CARE EQUIPMENT & SUPPLIES — 0.8%
Abaxis, Inc.(1)	182	3,287
Align Technology, Inc.(1)	503	8,061
American Medical Systems Holdings, Inc.(1)	621	11,315
Analogic Corp.	128	5,309
Arthrocare Corp.(1)	217	5,633
Beckman Coulter, Inc.	10,704	488,531
Becton, Dickinson & Co.	912	62,189
Boston Scientific Corp.(1)	27,396	142,185
C.R. Bard, Inc.	4,094	314,542
CareFusion Corp.(1)	4,806	103,713
Cie Generale d'Optique Essilor International SA	3,680	223,357
Cooper Cos., Inc. (The)	280	11,295
Covidien plc	11,122	393,052
Cutera, Inc.(1)	1,268	8,927
Cyberonics, Inc.(1)	227	4,865
DexCom, Inc.(1)	469	5,745
Edwards Lifesciences Corp.(1)	1,781	102,532
Gen-Probe, Inc.(1)	2,067	93,077
Haemonetics Corp.(1)	210	10,937
HeartWare International, Inc.(1)	81	5,246
Hospira, Inc.(1)	349	17,925
ICU Medical, Inc.(1)	159	5,665
Immucor, Inc.(1)	573	10,085

Strategic Allocation: Conservative – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

Integra LifeSciences Holdings Corp.(1)	167	$ 5,807
Intuitive Surgical, Inc.(1)	848	224,745
Masimo Corp.	3,604	82,027
Medtronic, Inc.	7,456	234,715
Meridian Bioscience, Inc.	335	6,124
Neogen Corp.(1)	158	4,617
NuVasive, Inc.(1)	318	9,333
Sirona Dental Systems, Inc.(1)	270	8,510
Sonova Holding AG	1,340	171,451
STERIS Corp.	3,396	97,703
Symmetry Medical, Inc.(1)	8,862	79,669
Utah Medical Products, Inc.	362	9,622
Varian Medical Systems, Inc.(1)	3,500	186,340
Volcano Corp.(1)	419	9,260
West Pharmaceutical Services, Inc.	269	9,044
Young Innovations, Inc.	1,497	39,266
Zimmer Holdings, Inc.(1)	15,598	735,758
Zoll Medical Corp.(1)	241	6,367
		3,957,831
HEALTH CARE PROVIDERS & SERVICES — 0.9%
Aetna, Inc.	11,138	297,607
Alliance HealthCare Services, Inc.(1)	2,460	10,332
Almost Family, Inc.(1)	183	4,624
Amedisys, Inc.(1)	221	5,110
AMERIGROUP Corp.(1)	249	9,188
AmerisourceBergen Corp.	6,100	166,408
Amsurg Corp.(1)	701	11,686
Assisted Living Concepts, Inc., Class A(1)	269	7,311
Bio-Reference Labs, Inc.(1)	198	3,924
Cardinal Health, Inc.	10,776	322,849
Catalyst Health Solutions, Inc.(1)	318	12,749
Chemed Corp.	382	19,062
Community Health Systems, Inc.(1)	352	9,177
Express Scripts, Inc.(1)	15,363	654,464
Fresenius Medical Care AG & Co. KGaA	9,117	516,211
Genoptix, Inc.(1)	155	2,668
Health Management Associates, Inc., Class A(1)	1,191	7,444
Health Net, Inc.(1)	5,882	140,462
HealthSouth Corp.(1)	735	11,951
HMS Holdings Corp.(1)	227	11,845
Humana, Inc.(1)	8,583	410,182
Kindred Healthcare, Inc.(1)	633	7,438
LifePoint Hospitals, Inc.(1)	10,841	329,783
Magellan Health Services, Inc.(1)	1,710	74,915
Medco Health Solutions, Inc.(1)	6,698	291,229
MWI Veterinary Supply, Inc.(1)	100	5,310
National Healthcare Corp.	613	21,277
Owens & Minor, Inc.	972	25,914
Patterson Cos., Inc.	5,934	150,071
PSS World Medical, Inc.(1)	468	8,592
Psychiatric Solutions, Inc.(1)	351	11,706

Strategic Allocation: Conservative – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

Quest Diagnostics, Inc.	3,300	$ 143,550
Select Medical Holdings Corp.(1)	19,450	139,067
Sun Healthcare Group, Inc.(1)	729	5,905
U.S. Physical Therapy, Inc.(1)	582	9,329
UnitedHealth Group, Inc.	11,275	357,643
WellPoint, Inc.(1)	6,100	303,048
		4,520,031
HEALTH CARE TECHNOLOGY(2)
Allscripts Healthcare Solutions, Inc.(1)	57	946
athenahealth, Inc.(1)	279	7,516
MedAssets, Inc.(1)	361	7,155
Quality Systems, Inc.	157	8,800
SXC Health Solutions Corp. (NASDAQ)(1)	1,400	108,920
		133,337
HOTELS, RESTAURANTS & LEISURE — 0.8%
Bob Evans Farms, Inc.	333	8,508
Carnival plc	7,949	258,083
CEC Entertainment, Inc.(1)	12,375	388,204
Chipotle Mexican Grill, Inc.(1)	2,414	364,104
Compass Group plc	46,093	377,134
Darden Restaurants, Inc.	3,600	148,536
Domino's Pizza, Inc.(1)	3,467	44,447
Intercontinental Hotels Group plc	19,280	290,365
International Speedway Corp., Class A	10,187	233,180
Jack in the Box, Inc.(1)	462	9,323
Las Vegas Sands Corp.(1)	7,900	223,807
Marriott International, Inc., Class A	500	16,005
McDonald's Corp.	5,132	374,944
MGM Resorts International(1)	4,200	37,842
Panera Bread Co., Class A(1)	505	40,370
Red Robin Gourmet Burgers, Inc.(1)	460	8,524
Ruby Tuesday, Inc.(1)	485	4,467
Speedway Motorsports, Inc.	12,692	169,057
Starbucks Corp.	16,898	388,485
Starwood Hotels & Resorts Worldwide, Inc.	15,593	728,661
Wynn Resorts Ltd.	1,400	112,854
		4,226,900
HOUSEHOLD DURABLES — 0.2%
American Greetings Corp., Class A	3,026	58,402
CSS Industries, Inc.	384	5,929
Deer Consumer Products, Inc.(1)	1,690	13,520
Ethan Allen Interiors, Inc.	372	5,018
Fortune Brands, Inc.	7,353	329,341
Furniture Brands International, Inc.(1)	1,655	7,695
Helen of Troy Ltd.(1)	250	5,564
M.D.C. Holdings, Inc.	287	7,640
Stanley Black & Decker, Inc.	2,000	107,280
Tempur-Pedic International, Inc.(1)	2,451	65,687
Toll Brothers, Inc.(1)	15,503	267,892
Whirlpool Corp.	3,144	233,159
		1,107,127

Strategic Allocation: Conservative – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

HOUSEHOLD PRODUCTS — 0.9%
Cellu Tissue Holdings, Inc.(1)	1,187	$ 9,045
Church & Dwight Co., Inc.	1,900	116,337
Clorox Co.	9,781	634,004
Colgate-Palmolive Co.	1,144	84,473
Energizer Holdings, Inc.(1)	5,791	365,122
Kimberly-Clark Corp.	12,230	787,612
Procter & Gamble Co. (The)	31,297	1,867,492
Reckitt Benckiser Group plc	8,606	430,670
Unicharm Corp.	2,000	244,019
WD-40 Co.	229	8,054
		4,546,828
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
Constellation Energy Group, Inc.	5,293	155,244
Mirant Corp.(1)	12,744	123,617
NRG Energy, Inc.(1)	13,125	266,700
		545,561
INDUSTRIAL CONGLOMERATES — 0.8%
3M Co.	6,993	549,300
Carlisle Cos., Inc.	3,784	106,141
General Electric Co.	137,624	1,992,796
Raven Industries, Inc.	650	21,911
Siemens AG	4,190	381,136
Smiths Group plc	10,580	185,788
Textron, Inc.	14,952	255,231
Tredegar Corp.	355	5,829
Tyco International Ltd.	16,398	611,317
		4,109,449
INSURANCE — 2.2%
ACE Ltd.	10,036	536,625
Admiral Group plc	10,979	256,273
Aflac, Inc.	6,557	309,818
Allied World Assurance Co. Holdings Ltd.	4,805	242,028
Allstate Corp. (The)	29,785	822,066
Alterra Capital Holdings Ltd.	863	16,000
American Equity Investment Life Holding Co.	601	5,703
American Financial Group, Inc.	12,478	358,992
AMERISAFE, Inc.(1)	763	13,406
Amtrust Financial Services, Inc.	2,068	28,228
Aon Corp.	19,625	711,210
Arch Capital Group Ltd.(1)	172	13,726
Aspen Insurance Holdings Ltd.	1,051	29,848
Assured Guaranty Ltd.	73	1,128
Baldwin & Lyons, Inc., Class B	488	10,829
Berkshire Hathaway, Inc., Class B(1)	9,021	710,674
Chubb Corp. (The)	23,989	1,322,274
Endurance Specialty Holdings Ltd.	3,359	123,746
FPIC Insurance Group, Inc.(1)	287	8,710
Hanover Insurance Group, Inc. (The)	302	13,101
Hartford Financial Services Group, Inc. (The)	4,821	97,191
HCC Insurance Holdings, Inc.	19,895	501,951

Strategic Allocation: Conservative – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

Horace Mann Educators Corp.	2,454	$ 40,246
Infinity Property & Casualty Corp.	248	11,495
Loews Corp.	19,032	668,784
Marsh & McLennan Cos., Inc.	28,385	673,292
Mercer Insurance Group, Inc.	817	14,167
Platinum Underwriters Holdings Ltd.	614	24,689
Principal Financial Group, Inc.	25,663	591,532
ProAssurance Corp.(1)	210	11,120
Protective Life Corp.	870	16,252
Prudential Financial, Inc.	8,418	425,698
RLI Corp.	480	25,181
Safety Insurance Group, Inc.	831	33,863
Symetra Financial Corp.	23,198	249,147
Torchmark Corp.	7,100	350,385
Transatlantic Holdings, Inc.	7,199	343,176
Travelers Cos., Inc. (The)	28,782	1,409,742
United Fire & Casualty Co.	385	7,789
Unitrin, Inc.	113	2,689
Validus Holdings Ltd.	367	9,347
XL Group plc	10,500	188,055
Zurich Financial Services AG	1,940	432,619
		11,662,795
INTERNET & CATALOG RETAIL — 0.2%
HSN, Inc.(1)	1,459	38,357
Netflix, Inc.(1)	1,300	163,176
priceline.com, Inc.(1)	1,176	342,781
Rakuten, Inc.	670	507,225
		1,051,539
INTERNET SOFTWARE & SERVICES — 0.5%
Akamai Technologies, Inc.(1)	2,668	122,915
Ancestry.com, Inc.(1)	735	14,149
AOL, Inc.(1)	4,077	90,591
Dice Holdings, Inc.(1)	1,768	11,138
EarthLink, Inc.	7,966	68,189
Equinix, Inc.(1)	3,100	282,751
Google, Inc., Class A(1)	2,316	1,042,246
Liquidity Services, Inc.(1)	946	12,175
MercadoLibre, Inc.(1)	2,283	150,541
VeriSign, Inc.(1)	7,500	218,475
WebMD Health Corp.(1)	4,200	213,948
Yahoo! Japan Corp.	509	183,279
Zix Corp.(1)	6,328	16,896
		2,427,293
IT SERVICES — 0.8%
Accenture plc, Class A	11,191	409,591
Automatic Data Processing, Inc.	4,218	162,857
CACI International, Inc., Class A(1)	194	7,917
Cass Information Systems, Inc.	465	15,252
Cognizant Technology Solutions Corp., Class A(1)	6,400	368,672
Computer Sciences Corp.	7,937	315,972
Convergys Corp.(1)	9,372	94,938

Strategic Allocation: Conservative – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

DST Systems, Inc.	666	$ 27,133
Fiserv, Inc.(1)	5,000	250,150
Forrester Research, Inc.(1)	260	7,979
International Business Machines Corp.	18,234	2,246,976
Lionbridge Technologies, Inc.(1)	1,354	6,039
MasterCard, Inc., Class A	1,524	302,301
MAXIMUS, Inc.	297	15,952
NeuStar, Inc., Class A(1)	459	10,162
Total System Services, Inc.	1,079	15,322
Western Union Co. (The)	5,768	90,442
		4,347,655
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Arctic Cat, Inc.(1)	850	5,942
JAKKS Pacific, Inc.(1)	363	5,409
Mattel, Inc.	16,469	345,684
Polaris Industries, Inc.	6,161	328,566
RC2 Corp.(1)	228	4,197
		689,798
LIFE SCIENCES TOOLS & SERVICES — 0.1%
Bruker Corp.(1)	14,917	177,363
Dionex Corp.(1)	149	10,802
Illumina, Inc.(1)	2,400	102,936
Life Technologies Corp.(1)	3,800	162,526
PAREXEL International Corp.(1)	489	9,726
Pharmaceutical Product Development, Inc.	479	11,003
Thermo Fisher Scientific, Inc.(1)	2,882	121,390
Waters Corp.(1)	1,800	108,936
		704,682
MACHINERY — 1.4%
Actuant Corp., Class A	243	4,816
Alfa Laval AB	14,450	211,524
Altra Holdings, Inc.(1)	18,790	241,827
ArvinMeritor, Inc.(1)	14,542	190,064
Atlas Copco AB A Shares	15,430	234,637
Barnes Group, Inc.	468	7,118
Briggs & Stratton Corp.	3,801	68,988
Cascade Corp.	737	23,009
Caterpillar, Inc.	8,379	545,976
Colfax Corp.(1)	651	8,131
Commercial Vehicle Group, Inc.(1)	1,738	15,781
Cummins, Inc.	7,980	593,792
Deere & Co.	7,325	463,453
Douglas Dynamics, Inc.(1)	495	5,623
Dover Corp.	11,400	510,264
Dynamic Materials Corp.	666	9,111
Eaton Corp.	5,062	351,708
EnPro Industries, Inc.(1)	1,700	46,427
Fanuc Ltd.	2,000	214,736
FreightCar America, Inc.	218	5,077
Harsco Corp.	8,345	166,399
Illinois Tool Works, Inc.	9,202	379,675

Strategic Allocation: Conservative – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

Ingersoll-Rand plc	14,200	$ 461,926
Kadant, Inc.(1)	223	3,800
Kaydon Corp.	15,736	510,004
Kennametal, Inc.	3,835	96,642
Komatsu Ltd.	11,000	223,247
Lincoln Electric Holdings, Inc.	187	9,270
Middleby Corp.(1)	408	22,436
Mueller Industries, Inc.	1,468	34,615
Mueller Water Products, Inc., Class A	2,445	5,795
NACCO Industries, Inc., Class A	254	19,695
Oshkosh Corp.(1)	7,253	180,455
Robbins & Myers, Inc.	6,220	147,165
Timken Co.	15,151	495,589
Titan International, Inc.	2,388	24,214
Vallourec SA	1,750	150,337
Volvo AB B Shares(1)	33,880	392,816
Wabash National Corp.(1)	12,461	76,386
		7,152,528
MARINE — 0.1%
Alexander & Baldwin, Inc.	265	8,967
Diana Shipping, Inc.(1)	1,267	15,065
Genco Shipping & Trading Ltd.(1)	620	9,325
Kuehne + Nagel International AG	2,610	272,247
		305,604
MEDIA — 1.0%
CBS Corp., Class B	39,400	544,508
Comcast Corp., Class A	62,290	1,066,405
DirecTV, Class A(1)	1,481	56,160
Discovery Communications, Inc., Class A(1)	4,600	173,650
E.W. Scripps Co. (The), Class A(1)	3,236	21,972
Entravision Communications Corp., Class A(1)	5,170	8,065
Gannett Co., Inc.	296	3,579
Harte-Hanks, Inc.	580	5,933
Imax Corp.(1)	5,100	72,063
ITV plc(1)	163,130	140,103
JC Decaux SA(1)	5,910	141,214
Journal Communications, Inc., Class A(1)	1,813	7,179
Knology, Inc.(1)	928	10,885
Liberty Media Corp. - Starz, Series A(1)	495	29,571
LIN TV Corp., Class A(1)	3,032	12,098
LodgeNet Interactive Corp.(1)	6,841	17,445
McClatchy Co. (The), Class A(1)	141	378
Omnicom Group, Inc.	7,109	248,886
Reed Elsevier plc	17,710	142,323
Scholastic Corp.	5,601	131,231
Scripps Networks Interactive, Inc., Class A	4,625	185,833
Time Warner Cable, Inc.	4,800	247,728
Time Warner, Inc.	38,176	1,144,516
Viacom, Inc., Class B	16,500	518,430
Walt Disney Co. (The)	10,406	339,132

Strategic Allocation: Conservative – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

Washington Post Co. (The), Class B	143	$ 51,513
		5,320,800
METALS & MINING — 0.8%
Antofagasta plc	18,290	289,481
BHP Billiton Ltd.	25,130	828,370
Brush Engineered Materials, Inc.(1)	246	5,916
Century Aluminum Co.(1)	561	5,610
Cliffs Natural Resources, Inc.	5,339	326,693
Coeur d'Alene Mines Corp.(1)	685	11,755
Commercial Metals Co.	435	5,668
Freeport-McMoRan Copper & Gold, Inc.	13,078	941,354
Haynes International, Inc.	185	5,417
Hecla Mining Co.(1)	1,969	11,263
Kaiser Aluminum Corp.	161	5,944
Mesabi Trust	1,748	47,685
Newmont Mining Corp.	13,130	805,132
Nucor Corp.	6,600	242,748
Reliance Steel & Aluminum Co.	2,697	100,463
Royal Gold, Inc.	187	9,176
RTI International Metals, Inc.(1)	211	5,824
Schnitzer Steel Industries, Inc., Class A	114	5,043
Thompson Creek Metals Co., Inc.(1)	1,346	11,549
Titanium Metals Corp.(1)	5,800	105,096
Worthington Industries, Inc.	408	5,802
Xstrata plc	28,100	442,160
		4,218,149
MULTILINE RETAIL — 0.6%
Big Lots, Inc.(1)	861	26,915
Dillard's, Inc., Class A	3,741	81,816
Dollar Tree, Inc.(1)	16,963	768,933
Family Dollar Stores, Inc.	3,700	158,323
Fred's, Inc., Class A	709	7,813
Kohl's Corp.(1)	11,619	545,861
Macy's, Inc.	22,387	435,203
Target Corp.	17,676	904,304
		2,929,168
MULTI-UTILITIES — 0.6%
Avista Corp.	473	9,872
Black Hills Corp.	182	5,538
Consolidated Edison, Inc.	3,727	177,144
DTE Energy Co.	4,836	226,567
Integrys Energy Group, Inc.	9,143	442,978
MDU Resources Group, Inc.	1,124	21,143
NorthWestern Corp.	887	24,942
PG&E Corp.	21,288	995,427
Wisconsin Energy Corp.	7,572	422,063
Xcel Energy, Inc.	23,722	529,238
		2,854,912
OFFICE ELECTRONICS — 0.1%
Canon, Inc.	9,500	387,305
Xerox Corp.	6,548	55,265

Strategic Allocation: Conservative – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

Zebra Technologies Corp., Class A(1)	273	$ 7,813
		450,383
OIL, GAS & CONSUMABLE FUELS — 3.4%
Alpha Natural Resources, Inc.(1)	203	7,537
Apache Corp.	12,439	1,117,644
Berry Petroleum Co., Class A	355	9,638
BG Group plc	36,120	581,375
Bill Barrett Corp.(1)	344	11,201
BP Prudhoe Bay Royalty Trust	255	23,784
Brigham Exploration Co.(1)	6,500	99,580
Canadian Natural Resources Ltd.	7,208	231,305
Chevron Corp.	37,033	2,746,367
Cimarex Energy Co.	3,760	245,979
Concho Resources, Inc.(1)	4,800	280,416
ConocoPhillips	35,237	1,847,476
Crosstex Energy LP(1)	2,062	24,744
DCP Midstream Partners LP	1,000	31,760
Devon Energy Corp.	13,786	831,020
DHT Holdings, Inc.	1,999	7,736
EOG Resources, Inc.	1,290	112,062
EQT Corp.	17,007	554,428
Exxon Mobil Corp.	63,015	3,727,967
Forest Oil Corp.(1)	1,682	43,934
Frontier Oil Corp.	1,264	14,801
Goodrich Petroleum Corp.(1)	575	7,636
Hugoton Royalty Trust	322	5,841
Imperial Oil Ltd.	22,785	840,162
Knightsbridge Tankers Ltd.	1,055	18,463
Murphy Oil Corp.	9,218	493,716
Noble Energy, Inc.	3,143	219,319
Nordic American Tanker Shipping	799	21,150
Occidental Petroleum Corp.	12,526	915,400
Overseas Shipholding Group, Inc.	148	4,766
Penn Virginia Corp.	436	6,078
Permian Basin Royalty Trust	1,987	36,283
Pioneer Natural Resources Co.	1,700	98,294
Rosetta Resources, Inc.(1)	260	5,122
Royal Dutch Shell plc, Class A	15,146	402,589
SandRidge Energy, Inc.(1)	1,351	5,458
Southwestern Energy Co.(1)	3,742	122,438
Statoil ASA	18,530	348,134
Sunoco Logistics Partners LP	103	7,627
Swift Energy Co.(1)	1,039	28,001
Teekay Tankers Ltd., Class A	2,754	31,809
Total SA	6,600	308,375
Tullow Oil plc	9,080	169,613
Ultra Petroleum Corp.(1)	4,445	173,400
Valero Energy Corp.	16,500	260,205
W&T Offshore, Inc.	3,522	31,839
Whiting Petroleum Corp.(1)	2,600	220,584
Williams Pipeline Partners LP	3,370	107,368

Strategic Allocation: Conservative – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

World Fuel Services Corp.	2,457	$ 62,752
		17,503,176
PAPER & FOREST PRODUCTS — 0.2%
Buckeye Technologies, Inc.	1,517	18,022
Clearwater Paper Corp.(1)	439	29,834
International Paper Co.	14,752	301,826
KapStone Paper and Packaging Corp.(1)	3,317	37,781
MeadWestvaco Corp.	5,855	127,405
P.H. Glatfelter Co.	537	5,494
Weyerhaeuser Co.	22,207	348,657
		869,019
PERSONAL PRODUCTS(2)
Estee Lauder Cos., Inc. (The), Class A	4,106	230,224
Prestige Brands Holdings, Inc.(1)	1,171	8,665
Schiff Nutrition International, Inc.	653	5,622
		244,511
PHARMACEUTICALS — 2.3%
Abbott Laboratories	25,564	1,261,328
Allergan, Inc.	4,136	254,033
Auxilium Pharmaceuticals, Inc.(1)	347	8,991
Bristol-Myers Squibb Co.	14,129	368,484
Eli Lilly & Co.	25,919	869,842
Endo Pharmaceuticals Holdings, Inc.(1)	12,127	329,491
Forest Laboratories, Inc.(1)	7,398	201,891
Impax Laboratories, Inc.(1)	459	7,193
Johnson & Johnson	46,714	2,663,632
Merck & Co., Inc.	42,780	1,504,145
Nektar Therapeutics(1)	780	9,992
Novartis AG	12,450	654,230
Novo Nordisk A/S B Shares	7,527	645,770
Perrigo Co.	1,182	67,362
Pfizer, Inc.	135,950	2,165,684
Questcor Pharmaceuticals, Inc.(1)	399	3,866
Roche Holding AG	2,992	406,694
Salix Pharmaceuticals Ltd.(1)	4,468	169,158
Shire plc	10,700	230,725
Teva Pharmaceutical Industries Ltd. ADR	5,260	266,051
VIVUS, Inc.(1)	684	3,858
		12,092,420
PROFESSIONAL SERVICES — 0.1%
Capita Group plc (The)	25,487	274,790
CDI Corp.	601	6,665
Heidrick & Struggles International, Inc.	493	8,564
Kelly Services, Inc., Class A(1)	2,592	27,061
Korn/Ferry International(1)	869	11,314
Mistras Group, Inc.(1)	1,090	11,554
SGS SA	170	246,146
Towers Watson & Co., Class A	167	7,498
		593,592
REAL ESTATE INVESTMENT TRUSTS (REITs) — 2.5%
Agree Realty Corp.	600	14,250

Strategic Allocation: Conservative – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

Alexandria Real Estate Equities, Inc.	1,800	$ 124,866
AMB Property Corp.	12,032	286,241
American Campus Communities, Inc.	6,925	206,296
Annaly Capital Management, Inc.	12,589	218,797
Apartment Investment & Management Co., Class A	9,000	183,960
Ashford Hospitality Trust, Inc.(1)	4,496	36,103
Associated Estates Realty Corp.	6,361	86,255
AvalonBay Communities, Inc.	6,506	684,561
BioMed Realty Trust, Inc.	7,372	125,987
Boston Properties, Inc.	8,427	685,958
BRE Properties, Inc.	572	23,383
Camden Property Trust	2,397	109,687
Capstead Mortgage Corp.	592	6,879
CBL & Associates Properties, Inc.	612	7,466
Chimera Investment Corp.	5,808	22,825
Colonial Properties Trust	2,034	32,259
Corporate Office Properties Trust	4,867	175,699
Cousins Properties, Inc.	8,080	53,086
DCT Industrial Trust, Inc.	5,850	27,086
Developers Diversified Realty Corp.	20,860	216,110
Digital Realty Trust, Inc.	7,516	445,473
Duke Realty Corp.	16,839	188,765
DuPont Fabros Technology, Inc.	8,773	216,781
Equity LifeStyle Properties, Inc.	4,187	216,594
Equity One, Inc.	2,563	40,982
Equity Residential	10,400	476,632
Essex Property Trust, Inc.	2,002	211,752
Extra Space Storage, Inc.	7,008	107,152
Federal Realty Investment Trust	2,204	174,755
First Industrial Realty Trust, Inc.(1)	1,620	6,885
First Potomac Realty Trust	488	7,237
Getty Realty Corp.	597	14,824
Government Properties Income Trust	14,591	374,551
Hatteras Financial Corp.	213	6,173
HCP, Inc.	14,002	493,150
Health Care REIT, Inc.	3,700	169,978
Healthcare Realty Trust, Inc.	322	7,538
Hersha Hospitality Trust	17,903	84,860
Highwoods Properties, Inc.	487	15,233
Host Hotels & Resorts, Inc.	38,446	504,796
Inland Real Estate Corp.	728	5,613
Investors Real Estate Trust	1,084	8,889
Kilroy Realty Corp.	3,867	120,302
Kimco Realty Corp.	20,350	303,419
LaSalle Hotel Properties	1,443	30,404
Lexington Realty Trust	2,088	13,927
Macerich Co. (The)	5,221	216,254
Mack-Cali Realty Corp.	7,102	219,097
Medical Properties Trust, Inc.	602	5,924
MFA Financial, Inc.	2,053	15,131
Mid-America Apartment Communities, Inc.	1,011	57,091

Strategic Allocation: Conservative – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

National Health Investors, Inc.	183	$ 7,671
National Retail Properties, Inc.	2,249	54,786
Nationwide Health Properties, Inc.	7,278	279,985
Omega Healthcare Investors, Inc.	8,562	183,655
Pebblebrook Hotel Trust(1)	1,671	29,644
Pennsylvania Real Estate Investment Trust	4,038	42,237
Piedmont Office Realty Trust, Inc., Class A	16,654	305,767
Post Properties, Inc.	1,798	45,669
ProLogis	24,061	261,062
PS Business Parks, Inc.	138	7,765
Public Storage	6,400	627,328
Rayonier, Inc.	1,389	65,700
Regency Centers Corp.	1,200	43,752
Saul Centers, Inc.	429	17,735
Simon Property Group, Inc.	13,568	1,227,226
SL Green Realty Corp.	3,991	240,577
Sovran Self Storage, Inc.	242	9,140
Sunstone Hotel Investors, Inc.(1)	7,241	62,055
Taubman Centers, Inc.	5,176	214,752
UDR, Inc.	5,348	110,062
Urstadt Biddle Properties, Inc., Class A	466	8,556
U-Store-It Trust	5,373	42,984
Ventas, Inc.	5,320	268,713
Vornado Realty Trust	6,718	544,561
Washington Real Estate Investment Trust	241	7,384
		12,796,682
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Brookfield Properties Corp.	8,100	117,126
CB Richard Ellis Group, Inc., Class A(1)	13,800	226,596
Forest City Enterprises, Inc., Class A(1)	4,200	47,334
Jones Lang LaSalle, Inc.	2,600	196,326
		587,382
ROAD & RAIL — 0.2%
Arkansas Best Corp.	340	7,011
Canadian National Railway Co.	3,340	203,811
CSX Corp.	1,763	87,956
Dollar Thrifty Automotive Group, Inc.(1)	243	11,431
J.B. Hunt Transport Services, Inc.	3,200	104,768
Kansas City Southern(1)	4,800	161,136
Knight Transportation, Inc.	4,915	92,599
Norfolk Southern Corp.	1,618	86,854
Old Dominion Freight Line, Inc.(1)	242	5,629
Union Pacific Corp.	2,826	206,128
		967,323
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.1%
Advanced Micro Devices, Inc.(1)	8,492	47,725
Altera Corp.	5,800	143,086
Applied Materials, Inc.	62,160	645,842
ARM Holdings plc	113,920	640,849
ASML Holding NV	4,070	101,478
Atheros Communications, Inc.(1)	1,676	41,330

Strategic Allocation: Conservative – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

Broadcom Corp., Class A	11,888	$ 356,283
Cavium Networks, Inc.(1)	6,000	144,840
Cirrus Logic, Inc.(1)	4,398	66,498
Cree, Inc.(1)	2,364	126,569
Cymer, Inc.(1)	236	6,945
Entegris, Inc.(1)	2,862	11,019
GT Solar International, Inc.(1)	2,416	18,676
Integrated Device Technology, Inc.(1)	2,032	10,404
Intel Corp.	69,344	1,228,776
Intersil Corp., Class A	806	8,056
KLA-Tencor Corp.	6,426	179,992
Kulicke & Soffa Industries, Inc.(1)	3,470	19,918
Lattice Semiconductor Corp.(1)	3,248	13,479
Linear Technology Corp.	11,330	324,604
LSI Corp.(1)	16,807	67,564
Mattson Technology, Inc.(1)	1,047	2,178
MEMC Electronic Materials, Inc.(1)	1,094	11,257
Microchip Technology, Inc.	3,083	85,368
Micron Technology, Inc.(1)	41,526	268,466
Mindspeed Technologies, Inc.(1)	2,747	17,581
MIPS Technologies, Inc., Class A(1)	2,498	16,462
MKS Instruments, Inc.(1)	1,317	22,731
Power Integrations, Inc.	289	7,916
Sigma Designs, Inc.(1)	1,201	11,410
Silicon Image, Inc.(1)	2,172	7,863
Skyworks Solutions, Inc.(1)	8,780	156,811
Standard Microsystems Corp.(1)	503	9,114
Teradyne, Inc.(1)	3,125	28,062
Texas Instruments, Inc.	9,341	215,123
Ultra Clean Holdings, Inc.(1)	1,555	13,171
Ultratech, Inc.(1)	1,055	17,524
Varian Semiconductor Equipment Associates, Inc.(1)	313	7,769
Veeco Instruments, Inc.(1)	5,419	180,073
Verigy Ltd.(1)	22,957	192,035
Zoran Corp.(1)	614	4,961
		5,479,808
SOFTWARE — 1.5%
Activision Blizzard, Inc.	17,400	186,006
ArcSight, Inc.(1)	204	7,834
Ariba, Inc.(1)	742	11,479
Aspen Technology, Inc.(1)	436	4,177
Cadence Design Systems, Inc.(1)	24,056	163,581
Citrix Systems, Inc.(1)	8,264	478,816
CommVault Systems, Inc.(1)	1,721	42,251
Compuware Corp.(1)	818	5,873
Electronic Arts, Inc.(1)	9,373	142,844
Intuit, Inc.(1)	21,762	931,414
Lawson Software, Inc.(1)	825	6,270
Microsoft Corp.	118,921	2,792,265
Motricity, Inc.(1)	4,076	29,999
Nintendo Co. Ltd.	800	222,640

Strategic Allocation: Conservative – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

Oracle Corp.	60,031	$ 1,313,478
Parametric Technology Corp.(1)	1,390	23,699
Progress Software Corp.(1)	743	19,846
Quest Software, Inc.(1)	6,848	146,753
Radiant Systems, Inc.(1)	1,488	26,650
Rovi Corp.(1)	6,500	282,815
S1 Corp.(1)	3,072	14,961
salesforce.com, inc.(1)	4,407	484,241
SAP AG	6,310	275,514
Smith Micro Software, Inc.(1)	2,452	18,758
Symantec Corp.(1)	13,708	186,840
Synopsys, Inc.(1)	8,716	199,509
Taleo Corp., Class A(1)	368	9,432
TIBCO Software, Inc.(1)	384	5,564
Ulticom, Inc.(1)	1,343	10,395
		8,043,904
SPECIALTY RETAIL — 1.1%
Aaron's, Inc.	333	5,425
Advance Auto Parts, Inc.	2,255	122,830
AutoZone, Inc.(1)	2,187	458,789
Best Buy Co., Inc.	10,532	330,599
Cabela's, Inc.(1)	487	7,587
Cato Corp. (The), Class A	232	5,324
Charming Shoppes, Inc.(1)	1,665	5,611
Children's Place Retail Stores, Inc. (The)(1)	586	25,585
Christopher & Banks Corp.	1,583	10,195
Coldwater Creek, Inc.(1)	1,636	7,051
Collective Brands, Inc.(1)	1,136	14,688
Finish Line, Inc. (The), Class A	3,280	43,296
Gap, Inc. (The)	10,083	170,302
Genesco, Inc.(1)	528	13,327
Group 1 Automotive, Inc.(1)	302	7,622
Home Depot, Inc. (The)	16,965	471,797
Hot Topic, Inc.	1,558	8,086
Inditex SA	3,930	262,212
Kingfisher plc	61,141	191,757
Kirkland's, Inc.(1)	511	5,831
Limited Brands, Inc.	6,899	162,816
Lowe's Cos., Inc.	42,594	864,658
Monro Muffler Brake, Inc.	1,132	47,408
New York & Co., Inc.(1)	2,529	4,704
Nitori Holdings Co. Ltd.	3,250	283,181
OfficeMax, Inc.(1)	6,950	67,693
O'Reilly Automotive, Inc.(1)	5,600	264,712
Penske Automotive Group, Inc.(1)	450	5,405
PEP Boys-Manny Moe & Jack	590	5,322
PetSmart, Inc.	19,157	610,917
Rent-A-Center, Inc.	5,686	114,175
Ross Stores, Inc.	6,527	323,935
Stage Stores, Inc.	477	5,323
Staples, Inc.	15,328	272,379

Strategic Allocation: Conservative – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

Systemax, Inc.	625	$ 7,356
Williams-Sonoma, Inc.	27,322	709,279
		5,917,177
TEXTILES, APPAREL & LUXURY GOODS — 0.3%
Burberry Group plc	25,421	331,389
Crocs, Inc.(1)	956	11,950
Culp, Inc.(1)	622	5,766
Deckers Outdoor Corp.(1)	756	32,863
Fossil, Inc.(1)	2,300	109,227
G-III Apparel Group Ltd.(1)	1,794	43,271
Iconix Brand Group, Inc.(1)	3,007	45,812
Jones Apparel Group, Inc.	5,753	88,481
Lululemon Athletica, Inc.(1)	2,700	89,154
Maidenform Brands, Inc.(1)	875	23,336
Steven Madden Ltd.(1)	1,248	42,969
Swatch Group AG (The)	1,150	370,175
True Religion Apparel, Inc.(1)	597	10,495
VF Corp.	4,100	289,542
		1,494,430
THRIFTS & MORTGAGE FINANCE — 0.1%
Brookline Bancorp., Inc.	810	7,582
First Financial Holdings, Inc.	805	7,277
First Financial Northwest, Inc.	1,436	5,945
First Niagara Financial Group, Inc.	1,419	16,020
Flagstar Bancorp, Inc.(1)	1,430	3,260
Flushing Financial Corp.	464	5,025
Hudson City Bancorp., Inc.	22,021	253,792
K-Fed Bancorp.	800	6,248
Northwest Bancshares, Inc.	4,012	43,129
Oritani Financial Corp.	665	6,258
People's United Financial, Inc.	25,245	321,116
PMI Group, Inc. (The)(1)	1,794	5,526
Provident Financial Services, Inc.	1,729	19,832
Radian Group, Inc.	1,045	6,615
Washington Federal, Inc.	547	7,806
		715,431
TOBACCO — 0.3%
Altria Group, Inc.	36,095	805,640
British American Tobacco plc	8,417	286,058
Lorillard, Inc.	2,000	152,020
Philip Morris International, Inc.	10,716	551,231
		1,794,949
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Aircastle Ltd.	2,763	21,579
Beacon Roofing Supply, Inc.(1)	9,795	136,444
Fastenal Co.	4,600	208,242
GATX Corp.	196	5,351
Kaman Corp.	347	7,415
Lawson Products, Inc.	499	6,767
Mitsubishi Corp.	17,100	366,385
United Rentals, Inc.(1)	2,373	26,696

Strategic Allocation: Conservative – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

W.W. Grainger, Inc.	1,000	$ 105,790
WESCO International, Inc.(1)	157	5,068
Wolseley plc(1)	5,800	111,990
		1,001,727
WATER UTILITIES(2)
Artesian Resources Corp., Class A	555	9,940
WIRELESS TELECOMMUNICATION SERVICES — 0.6%
American Tower Corp., Class A(1)	13,745	644,091
Crown Castle International Corp.(1)	5,072	208,561
NII Holdings, Inc.(1)	7,500	271,875
SBA Communications Corp., Class A(1)	16,296	583,397
SOFTBANK CORP.	11,100	318,558
Syniverse Holdings, Inc.(1)	1,514	31,143
Vodafone Group plc	342,800	826,193
		2,883,818
TOTAL COMMON STOCKS
(Cost $202,976,374)		228,002,101
U.S. TREASURY SECURITIES — 15.6%
U.S. Treasury Bonds, 4.375%, 11/15/39(3)	$ 5,110,000	5,899,653
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29(3)	10,152,100	11,946,169
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40(3)	554,648	624,715
U.S. Treasury Inflation Indexed Notes, 3.375%, 1/15/12(3)	1,841,295	1,929,907
U.S. Treasury Inflation Indexed Notes, 3.00%, 7/15/12(3)	9,698,080	10,288,296
U.S. Treasury Inflation Indexed Notes, 0.50%, 4/15/15(3)	3,067,629	3,129,700
U.S. Treasury Inflation Indexed Notes, 1.375%, 7/15/18(3)	17,183,260	18,128,339
U.S. Treasury Notes, 0.75%, 5/31/12(3)	1,700,000	1,709,105
U.S. Treasury Notes, 1.875%, 6/15/12(3)	4,000,000	4,103,124
U.S. Treasury Notes, 1.375%, 9/15/12(3)	9,000,000	9,161,019
U.S. Treasury Notes, 2.375%, 8/31/14(3)	2,000,000	2,104,532
U.S. Treasury Notes, 2.375%, 2/28/15(3)	4,000,000	4,208,148
U.S. Treasury Notes, 3.00%, 8/31/16(3)	7,400,000	7,960,779
TOTAL U.S. TREASURY SECURITIES
(Cost $76,278,630)		81,193,486
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(4) — 9.8%
FHLMC, 6.50%, 12/1/12(3)	1,843	1,996
FHLMC, 7.00%, 6/1/14(3)	34,378	36,754
FHLMC, 6.50%, 6/1/16(3)	54,021	58,506
FHLMC, 4.50%, 1/1/19(3)	1,358,566	1,452,404
FHLMC, 5.00%, 1/1/21(3)	1,493,043	1,609,310
FHLMC, 5.00%, 4/1/21(3)	503,352	538,485
FHLMC, 8.00%, 7/1/30(3)	11,223	12,929
FHLMC, 6.50%, 5/1/31(3)	33,667	37,317
FHLMC, 5.50%, 12/1/33(3)	534,483	577,211
FHLMC, 5.50%, 1/1/38(3)	2,546,467	2,727,759
FHLMC, 6.00%, 11/1/38	2,735,542	2,943,455
FHLMC, 6.50%, 7/1/47(3)	99,060	107,260
FNMA, 6.50%, 5/1/11(3)	881	921
FNMA, 6.50%, 5/1/11(3)	1,589	1,663
FNMA, 6.50%, 5/1/11(3)	2,583	2,702
FNMA, 6.50%, 2/1/12(3)	614	666

Strategic Allocation: Conservative – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

FNMA, 6.50%, 4/1/12(3)	$ 4,528	$ 4,909
FNMA, 6.50%, 5/1/12(3)	1,473	1,597
FNMA, 6.00%, 4/1/14(3)	23,419	25,271
FNMA, 7.50%, 6/1/15(3)	5,913	6,452
FNMA, 4.50%, 5/1/19(3)	1,452,937	1,554,509
FNMA, 5.00%, 9/1/20(3)	1,261,991	1,350,272
FNMA, 7.00%, 6/1/26(3)	1,350	1,526
FNMA, 7.50%, 3/1/27(3)	15,516	17,662
FNMA, 6.50%, 6/1/29(3)	14,579	16,187
FNMA, 7.00%, 7/1/29(3)	13,750	15,579
FNMA, 7.00%, 7/1/29(3)	73,543	83,263
FNMA, 7.00%, 3/1/30(3)	29,408	33,320
FNMA, 7.50%, 8/1/30(3)	27,434	31,297
FNMA, 7.50%, 9/1/30(3)	13,479	15,362
FNMA, 6.50%, 9/1/31(3)	105,481	117,114
FNMA, 7.00%, 9/1/31(3)	38,777	43,991
FNMA, 6.50%, 1/1/32(3)	36,794	40,852
FNMA, 7.00%, 6/1/32(3)	308,921	350,165
FNMA, 5.50%, 6/1/33(3)	999,552	1,080,397
FNMA, 5.50%, 8/1/33(3)	1,944,906	2,102,212
FNMA, 5.50%, 9/1/33(3)	529,073	571,865
FNMA, 5.00%, 11/1/33(3)	3,135,295	3,362,277
FNMA, 5.50%, 1/1/34(3)	3,070,323	3,320,708
FNMA, 4.50%, 9/1/35(3)	2,491,845	2,634,866
FNMA, 5.00%, 2/1/36(3)	3,332,360	3,559,030
FNMA, 5.50%, 4/1/36(3)	624,898	672,511
FNMA, 5.00%, 10/1/36(3)	301,935	321,907
FNMA, 5.50%, 12/1/36(3)	1,895,665	2,032,993
FNMA, 5.50%, 1/1/37	7,267,491	7,821,224
FNMA, 5.50%, 2/1/37(3)	1,153,271	1,236,817
FNMA, 6.50%, 8/1/37(3)	1,057,013	1,143,521
FNMA, 6.50%, 6/1/47(3)	68,336	73,694
FNMA, 6.50%, 8/1/47(3)	267,659	288,645
FNMA, 6.50%, 8/1/47(3)	276,597	298,284
FNMA, 6.50%, 9/1/47(3)	28,616	30,859
FNMA, 6.50%, 9/1/47(3)	150,371	162,161
FNMA, 6.50%, 9/1/47(3)	169,972	183,299
FNMA, 6.50%, 9/1/47(3)	289,282	311,963
FNMA, 6.50%, 9/1/47(3)	413,890	446,341
GNMA, 7.00%, 1/15/24(3)	6,532	7,443
GNMA, 8.00%, 7/15/24(3)	6,569	7,660
GNMA, 8.00%, 9/15/24(3)	5,347	6,235
GNMA, 9.00%, 4/20/25(3)	2,261	2,645
GNMA, 7.00%, 9/15/25(3)	31,009	35,380
GNMA, 7.50%, 10/15/25(3)	10,610	12,137
GNMA, 7.50%, 2/15/26(3)	17,370	19,871
GNMA, 6.00%, 4/15/26(3)	3,209	3,523
GNMA, 8.25%, 7/15/26(3)	39,963	46,553
GNMA, 9.00%, 8/20/26(3)	818	953
GNMA, 7.00%, 12/15/27(3)	53,114	60,677
GNMA, 6.50%, 2/15/28(3)	2,369	2,664

Strategic Allocation: Conservative – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

GNMA, 6.50%, 2/15/28(3)	$ 13,433	$ 15,106
GNMA, 6.50%, 3/15/28(3)	12,398	13,941
GNMA, 6.50%, 4/15/28(3)	2,419	2,720
GNMA, 6.00%, 7/15/28(3)	15,320	16,867
GNMA, 6.00%, 10/15/28(3)	45,102	49,658
GNMA, 7.00%, 5/15/31(3)	23,875	27,337
GNMA, 5.50%, 11/15/32(3)	317,581	346,001
GNMA, 6.50%, 10/15/38(3)	4,419,781	4,881,085
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
(Cost $47,203,262)		51,032,696
CORPORATE BONDS — 9.8%
AEROSPACE & DEFENSE — 0.3%
Honeywell International, Inc., 5.30%, 3/15/17(3)	334,000	387,940
Honeywell International, Inc., 5.30%, 3/1/18(3)	270,000	317,953
L-3 Communications Corp., 5.20%, 10/15/19(3)	100,000	107,827
Lockheed Martin Corp., 5.50%, 11/15/39(3)	310,000	350,491
United Technologies Corp., 6.05%, 6/1/36(3)	41,000	49,895
United Technologies Corp., 5.70%, 4/15/40(3)	190,000	225,291
		1,439,397
AUTOMOBILES — 0.1%
American Honda Finance Corp., 2.375%, 3/18/13(3)(5)	170,000	173,769
Daimler Finance N.A. LLC, 5.875%, 3/15/11(3)	320,000	328,665
Nissan Motor Acceptance Corp., 3.25%, 1/30/13(3)(5)	60,000	61,851
		564,285
BEVERAGES — 0.3%
Anheuser-Busch InBev Worldwide, Inc., 3.00%, 10/15/12(3)	200,000	206,469
Anheuser-Busch InBev Worldwide, Inc., 6.875%, 11/15/19(5)	360,000	446,034
Dr Pepper Snapple Group, Inc., 6.82%, 5/1/18(3)	330,000	407,260
SABMiller plc, 6.20%, 7/1/11(3)(5)	310,000	322,949
		1,382,712
CAPITAL MARKETS — 1.0%
Credit Suisse (New York), 5.00%, 5/15/13(3)	530,000	573,827
Credit Suisse (New York), 5.50%, 5/1/14(3)	300,000	332,425
Credit Suisse (New York), 5.30%, 8/13/19(3)	280,000	308,432
Credit Suisse (New York), 4.375%, 8/5/20(3)	140,000	141,173
Deutsche Bank AG (London), 4.875%, 5/20/13(3)	360,000	388,879
Deutsche Bank AG (London), 3.875%, 8/18/14(3)	220,000	234,632
Goldman Sachs Group, Inc. (The), 6.00%, 5/1/14(3)	220,000	243,913
Goldman Sachs Group, Inc. (The), 7.50%, 2/15/19(3)	880,000	1,028,535
Jefferies Group, Inc., 8.50%, 7/15/19(3)	130,000	151,158
Morgan Stanley, 4.20%, 11/20/14(3)	250,000	257,698
Morgan Stanley, 6.625%, 4/1/18(3)	370,000	407,353
Morgan Stanley, 7.30%, 5/13/19(3)	570,000	649,353
UBS AG (Stamford Branch), 2.25%, 8/12/13(3)	100,000	100,535
UBS AG (Stamford Branch), 5.875%, 12/20/17(3)	220,000	248,763
		5,066,676
CHEMICALS — 0.1%
Dow Chemical Co. (The), 8.55%, 5/15/19(3)	240,000	301,515

Strategic Allocation: Conservative – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

COMMERCIAL BANKS — 1.0%
Bank of Scotland plc, 3.25%, 1/25/13	EUR	95,000	$ 123,064
Barclays Bank plc, 5.00%, 9/22/16(3)		$ 220,000	239,157
BB&T Corp., 5.70%, 4/30/14(3)		220,000	246,890
Eurohypo AG, 3.75%, 4/11/11	EUR	1,290,000	1,659,571
Fifth Third Bancorp., 6.25%, 5/1/13(3)		$ 130,000	142,054
HSBC Bank plc, 3.50%, 6/28/15(3)(5)		120,000	125,248
HSBC Bank plc, 4.125%, 8/12/20(3)(5)		110,000	111,999
HSBC Holdings plc, 6.80%, 6/1/38(3)		70,000	83,374
National Australia Bank Ltd., 3.75%, 3/2/15(3)(5)		100,000	105,456
PNC Bank N.A., 4.875%, 9/21/17(3)		530,000	557,688
PNC Bank N.A., 6.00%, 12/7/17(3)		340,000	381,773
SunTrust Bank, 7.25%, 3/15/18(3)		130,000	147,482
Wachovia Bank N.A., 4.80%, 11/1/14(3)		444,000	478,558
Wachovia Bank N.A., 4.875%, 2/1/15(3)		169,000	181,944
Wells Fargo & Co., 4.375%, 1/31/13(3)		400,000	426,843
			5,011,101
COMMERCIAL SERVICES & SUPPLIES — 0.1%
Allied Waste North America, Inc., 6.375%, 4/15/11(3)		200,000	205,837
Republic Services, Inc., 5.50%, 9/15/19(3)		240,000	269,989
Waste Management, Inc., 6.125%, 11/30/39(3)		150,000	172,089
			647,915
COMMUNICATIONS EQUIPMENT — 0.1%
Cisco Systems, Inc., 5.90%, 2/15/39(3)		350,000	413,360
CONSUMER FINANCE — 0.3%
American Express Centurion Bank, 5.55%, 10/17/12(3)		80,000	86,200
American Express Centurion Bank, 6.00%, 9/13/17(3)		250,000	284,799
American Express Co., 7.25%, 5/20/14(3)		120,000	139,713
Capital One Bank USA N.A., 8.80%, 7/15/19(3)		75,000	95,210
General Electric Capital Corp., 3.75%, 11/14/14(3)		250,000	261,921
General Electric Capital Corp., 3.50%, 6/29/15(3)		250,000	259,169
General Electric Capital Corp., 5.625%, 9/15/17(3)		375,000	414,834
			1,541,846
DIVERSIFIED FINANCIAL SERVICES — 0.7%
Bank of America Corp., 6.50%, 8/1/16(3)		200,000	223,819
Bank of America Corp., 5.75%, 12/1/17(3)		210,000	222,648
Bank of America N.A., 5.30%, 3/15/17(3)		500,000	512,995
Citigroup, Inc., 6.00%, 12/13/13(3)		330,000	356,345
Citigroup, Inc., 6.01%, 1/15/15(3)		240,000	258,830
Citigroup, Inc., 4.75%, 5/19/15		70,000	72,189
Citigroup, Inc., 6.125%, 5/15/18(3)		370,000	400,079
Citigroup, Inc., 8.50%, 5/22/19(3)		140,000	171,574
Citigroup, Inc., 5.375%, 8/9/20(3)		80,000	80,954
JPMorgan Chase & Co., 4.65%, 6/1/14(3)		290,000	315,876
JPMorgan Chase & Co., 6.00%, 1/15/18(3)		840,000	955,540
			3,570,849
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.5%
Alltel Corp., 7.875%, 7/1/32(3)		140,000	188,518
AT&T, Inc., 6.80%, 5/15/36(3)		40,000	48,365
AT&T, Inc., 6.55%, 2/15/39(3)		185,000	220,316
British Telecommunications plc, 5.95%, 1/15/18(3)		100,000	109,729

Strategic Allocation: Conservative – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18(3)	$ 130,000	$ 175,655
Deutsche Telekom International Finance BV, 6.75%, 8/20/18(3)	100,000	122,269
Embarq Corp., 7.08%, 6/1/16(3)	120,000	131,010
France Telecom SA, 4.375%, 7/8/14(3)	360,000	398,389
Qwest Corp., 7.875%, 9/1/11(3)	130,000	137,637
Qwest Corp., 7.50%, 10/1/14(3)	130,000	145,437
Telecom Italia Capital SA, 6.175%, 6/18/14(3)	280,000	307,291
Telecom Italia Capital SA, 7.00%, 6/4/18(3)	100,000	113,332
Telefonica Emisiones SAU, 5.88%, 7/15/19(3)	340,000	386,438
Verizon Communications, Inc., 6.40%, 2/15/38(3)	110,000	129,358
		2,613,744
ELECTRIC UTILITIES — 0.3%
Carolina Power & Light Co., 5.15%, 4/1/15(3)	141,000	161,592
Carolina Power & Light Co., 5.25%, 12/15/15(3)	287,000	334,147
Cleveland Electric Illuminating Co. (The), 5.70%, 4/1/17(3)	127,000	141,714
Duke Energy Corp., 3.95%, 9/15/14(3)	160,000	171,639
FirstEnergy Solutions Corp., 6.05%, 8/15/21(3)	370,000	392,849
Florida Power Corp., 6.35%, 9/15/37(3)	270,000	340,214
Southern California Edison Co., 5.625%, 2/1/36(3)	100,000	116,090
		1,658,245
ENERGY EQUIPMENT & SERVICES — 0.1%
Weatherford International Ltd., 9.625%, 3/1/19(3)	340,000	447,061
FOOD & STAPLES RETAILING — 0.2%
CVS Caremark Corp., 6.60%, 3/15/19(3)	330,000	396,932
Kroger Co. (The), 6.40%, 8/15/17(3)	180,000	215,238
SYSCO Corp., 4.20%, 2/12/13(3)	140,000	150,810
Wal-Mart Stores, Inc., 5.875%, 4/5/27(3)	57,000	67,786
Wal-Mart Stores, Inc., 6.20%, 4/15/38(3)	30,000	37,215
Wal-Mart Stores, Inc., 5.625%, 4/1/40(3)	150,000	175,116
		1,043,097
FOOD PRODUCTS — 0.2%
Kellogg Co., 4.45%, 5/30/16(3)	290,000	325,312
Kraft Foods, Inc., 6.00%, 2/11/13(3)	100,000	111,037
Kraft Foods, Inc., 5.375%, 2/10/20(3)	70,000	77,996
Kraft Foods, Inc., 6.50%, 2/9/40(3)	310,000	370,116
Mead Johnson Nutrition Co., 3.50%, 11/1/14(3)	150,000	158,047
		1,042,508
HEALTH CARE EQUIPMENT & SUPPLIES — 0.1%
Baxter International, Inc., 5.90%, 9/1/16(3)	175,000	211,000
Baxter International, Inc., 5.375%, 6/1/18(3)	260,000	307,692
Covidien International Finance SA, 1.875%, 6/15/13(3)	170,000	173,028
		691,720
HEALTH CARE PROVIDERS & SERVICES — 0.2%
Express Scripts, Inc., 5.25%, 6/15/12(3)	280,000	298,847
Express Scripts, Inc., 7.25%, 6/15/19(3)	340,000	429,346
Medco Health Solutions, Inc., 7.25%, 8/15/13(3)	400,000	463,204
WellPoint, Inc., 5.80%, 8/15/40(3)	60,000	64,524
		1,255,921
HOTELS, RESTAURANTS & LEISURE — 0.1%
McDonald's Corp., 5.35%, 3/1/18(3)	80,000	94,478

Strategic Allocation: Conservative – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

Yum! Brands, Inc., 5.30%, 9/15/19(3)	$ 380,000	$ 428,655
		523,133
HOUSEHOLD PRODUCTS — 0.1%
Kimberly-Clark Corp., 6.125%, 8/1/17(3)	290,000	354,059
INDUSTRIAL CONGLOMERATES — 0.1%
General Electric Co., 5.00%, 2/1/13(3)	273,000	296,027
General Electric Co., 5.25%, 12/6/17(3)	320,000	359,584
		655,611
INSURANCE — 0.4%
Allstate Corp. (The), 7.45%, 5/16/19	220,000	272,210
CNA Financial Corp., 5.875%, 8/15/20(3)	60,000	60,549
Hartford Financial Services Group, Inc. (The), 4.00%, 3/30/15(3)	110,000	111,960
Lincoln National Corp., 6.25%, 2/15/20(3)	140,000	157,371
MetLife Global Funding I, 5.125%, 4/10/13(3)(5)	295,000	321,537
MetLife, Inc., 6.75%, 6/1/16(3)	280,000	332,957
New York Life Global Funding, 4.65%, 5/9/13(3)(5)	220,000	238,562
Prudential Financial, Inc., 7.375%, 6/15/19(3)	150,000	182,886
Prudential Financial, Inc., 5.40%, 6/13/35(3)	320,000	316,310
Travelers Cos., Inc. (The), 5.90%, 6/2/19(3)	140,000	162,233
		2,156,575
MACHINERY — 0.1%
Deere & Co., 5.375%, 10/16/29(3)	250,000	284,955
MEDIA — 0.7%
CBS Corp., 8.875%, 5/15/19(3)	100,000	130,230
CBS Corp., 5.75%, 4/15/20(3)	110,000	122,494
CBS Corp., 5.50%, 5/15/33(3)	150,000	147,222
Comcast Corp., 5.90%, 3/15/16(3)	292,000	337,759
Comcast Corp., 6.40%, 5/15/38(3)	160,000	182,589
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.75%, 10/1/14(3)	340,000	367,679
News America, Inc., 6.90%, 8/15/39(3)	220,000	265,263
Omnicom Group, Inc., 5.90%, 4/15/16(3)	250,000	288,105
Omnicom Group, Inc., 4.45%, 8/15/20(3)	70,000	71,953
Time Warner Cable, Inc., 5.40%, 7/2/12(3)	210,000	225,418
Time Warner Cable, Inc., 6.75%, 7/1/18(3)	360,000	430,520
Time Warner, Inc., 3.15%, 7/15/15	170,000	174,944
Time Warner, Inc., 7.70%, 5/1/32(3)	220,000	278,185
Viacom, Inc., 6.25%, 4/30/16(3)	480,000	560,308
		3,582,669
METALS & MINING — 0.2%
Alcoa, Inc., 6.15%, 8/15/20(3)	130,000	131,482
ArcelorMittal, 5.25%, 8/5/20(3)	100,000	98,185
Newmont Mining Corp., 6.25%, 10/1/39(3)	270,000	310,090
Rio Tinto Finance USA Ltd., 5.875%, 7/15/13(3)	280,000	311,883
		851,640
MULTILINE RETAIL(2)
Macy's Retail Holdings, Inc., 5.35%, 3/15/12(3)	209,000	216,837
MULTI-UTILITIES — 0.5%
CenterPoint Energy Resources Corp., 6.125%, 11/1/17(3)	270,000	310,863
CenterPoint Energy Resources Corp., 6.25%, 2/1/37(3)	380,000	430,981
Dominion Resources, Inc., 6.40%, 6/15/18(3)	260,000	320,962
Pacific Gas & Electric Co., 4.20%, 3/1/11(3)	510,000	519,097

Strategic Allocation: Conservative – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

Pacific Gas & Electric Co., 5.80%, 3/1/37(3)	$ 294,000	$ 340,252
Pacific Gas & Electric Co., 6.35%, 2/15/38(3)	20,000	24,701
PG&E Corp., 5.75%, 4/1/14(3)	80,000	90,275
Sempra Energy, 8.90%, 11/15/13(3)	200,000	240,267
Sempra Energy, 6.50%, 6/1/16(3)	150,000	178,718
Sempra Energy, 6.00%, 10/15/39(3)	100,000	115,245
		2,571,361
OFFICE ELECTRONICS(2)
Xerox Corp., 5.65%, 5/15/13(3)	100,000	109,317
Xerox Corp., 4.25%, 2/15/15(3)	90,000	95,963
		205,280
OIL, GAS & CONSUMABLE FUELS — 0.9%
Anadarko Petroleum Corp., 6.45%, 9/15/36(3)	300,000	261,561
Apache Corp., 5.10%, 9/1/40(3)	80,000	83,076
ConocoPhillips, 5.75%, 2/1/19(3)	230,000	275,287
ConocoPhillips, 6.50%, 2/1/39(3)	95,000	121,924
Enbridge Energy Partners LP, 6.50%, 4/15/18(3)	130,000	153,593
Enterprise Products Operating LLC, 6.30%, 9/15/17(3)	320,000	369,916
Enterprise Products Operating LLC, 6.45%, 9/1/40(3)	50,000	56,181
EOG Resources, Inc., 5.625%, 6/1/19(3)	210,000	247,530
Hess Corp., 6.00%, 1/15/40(3)	140,000	154,389
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20(3)	290,000	343,332
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39(3)	160,000	176,472
Magellan Midstream Partners LP, 6.55%, 7/15/19(3)	50,000	59,663
Motiva Enterprises LLC, 5.75%, 1/15/20(3)(5)	130,000	149,857
Nexen, Inc., 5.65%, 5/15/17(3)	220,000	248,735
Plains All American Pipeline LP/PAA Finance Corp., 3.95%, 9/15/15(3)	60,000	62,626
Plains All American Pipeline LP/PAA Finance Corp., 8.75%, 5/1/19(3)	290,000	369,300
Shell International Finance BV, 3.10%, 6/28/15(3)	120,000	125,802
Shell International Finance BV, 4.30%, 9/22/19(3)	260,000	282,555
Shell International Finance BV, 6.375%, 12/15/38(3)	240,000	306,548
Talisman Energy, Inc., 7.75%, 6/1/19(3)	360,000	455,136
Williams Partners LP, 5.25%, 3/15/20(3)	140,000	151,460
XTO Energy, Inc., 6.50%, 12/15/18(3)	220,000	281,199
		4,736,142
PAPER & FOREST PRODUCTS — 0.1%
International Paper Co., 9.375%, 5/15/19(3)	300,000	389,293
PHARMACEUTICALS — 0.4%
Abbott Laboratories, 5.875%, 5/15/16(3)	130,000	155,691
Abbott Laboratories, 5.30%, 5/27/40(3)	90,000	100,382
AstraZeneca plc, 5.40%, 9/15/12(3)	325,000	354,843
AstraZeneca plc, 5.90%, 9/15/17(3)	300,000	363,278
GlaxoSmithKline Capital, Inc., 4.85%, 5/15/13(3)	240,000	263,830
Pfizer, Inc., 7.20%, 3/15/39(3)	210,000	295,197
Watson Pharmaceuticals, Inc., 5.00%, 8/15/14(3)	250,000	274,639
Wyeth, 5.95%, 4/1/37(3)	314,000	380,548
		2,188,408
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.1%
Digital Realty Trust LP, 5.875%, 2/1/20(3)(5)	170,000	180,667
ProLogis, 5.625%, 11/15/16(3)	360,000	343,267

Strategic Allocation: Conservative – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

ProLogis, 7.375%, 10/30/19(3)		$ 150,000	$ 150,987
			674,921
REAL ESTATE MANAGEMENT & DEVELOPMENT(2)
AMB Property LP, 6.625%, 12/1/19(3)		160,000	179,105
ROAD & RAIL — 0.1%
CSX Corp., 7.375%, 2/1/19(3)		220,000	278,610
Union Pacific Corp., 5.75%, 11/15/17(3)		400,000	467,146
			745,756
SOFTWARE — 0.1%
Intuit, Inc., 5.75%, 3/15/17(3)		302,000	342,007
SPECIALTY RETAIL(2)
Staples, Inc., 9.75%, 1/15/14(3)		190,000	236,083
THRIFTS & MORTGAGE FINANCE — 0.2%
Cie de Financement Foncier, 1.25%, 12/1/11	JPY	67,000,000	802,042
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Rogers Communications, Inc., 6.25%, 6/15/13(3)		$ 240,000	268,636
Rogers Communications, Inc., 6.80%, 8/15/18(3)		180,000	221,907
			490,543
TOTAL CORPORATE BONDS
(Cost $46,106,674)			50,878,372
SOVEREIGN GOVERNMENTS & AGENCIES — 7.2%
AUSTRALIA — 0.1%
Government of Australia, 6.50%, 5/15/13	AUD	445,000	418,643
New South Wales Treasury Corp., 5.50%, 3/1/17	AUD	285,000	261,442
			680,085
AUSTRIA — 0.4%
Republic of Austria, 3.40%, 10/20/14	EUR	450,000	614,959
Republic of Austria, 4.30%, 9/15/17(5)	EUR	190,000	274,715
Republic of Austria, 4.35%, 3/15/19(5)	EUR	490,000	713,484
Republic of Austria, 4.15%, 3/15/37(3)(5)	EUR	147,000	222,012
			1,825,170
BELGIUM — 0.4%
Kingdom of Belgium, 4.00%, 3/28/14	EUR	725,000	1,003,846
Kingdom of Belgium, 4.00%, 3/28/18	EUR	430,000	602,370
Kingdom of Belgium, 5.00%, 3/28/35	EUR	170,000	276,979
			1,883,195
CANADA — 0.4%
Government of Canada, 3.75%, 6/1/12(3)	CAD	640,000	627,378
Government of Canada, 5.00%, 6/1/14(3)	CAD	490,000	514,850
Government of Canada, 3.75%, 6/1/19	CAD	280,000	284,813
Government of Canada, 5.75%, 6/1/33	CAD	420,000	536,782
Hydro Quebec, 8.40%, 1/15/22(3)		$ 77,000	111,412
			2,075,235
DENMARK — 0.2%
Kingdom of Denmark, 5.00%, 11/15/13	DKK	4,180,000	800,297
Kingdom of Denmark, 4.00%, 11/15/17	DKK	890,000	172,777
Kingdom of Denmark, 4.00%, 11/15/19	DKK	560,000	110,083
			1,083,157

Strategic Allocation: Conservative – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

FINLAND — 0.4%
Government of Finland, 4.25%, 9/15/12	EUR	365,000	$ 496,032
Government of Finland, 3.125%, 9/15/14	EUR	460,000	629,058
Government of Finland, 3.875%, 9/15/17	EUR	445,000	636,741
Government of Finland, 4.375%, 7/4/19(3)	EUR	104,000	154,432
Government of Finland, 4.00%, 7/4/25(3)	EUR	86,000	127,126
			2,043,389
FRANCE — 0.3%
Government of France, 4.00%, 4/25/14	EUR	337,000	471,435
Government of France, 3.25%, 4/25/16	EUR	48,000	65,774
Government of France, 4.25%, 4/25/19(3)	EUR	310,000	453,126
Government of France, 5.50%, 4/25/29	EUR	145,000	250,602
Government of France, 4.75%, 4/25/35	EUR	145,000	239,369
			1,480,306
GERMANY — 1.0%
German Federal Republic, 4.25%, 10/12/12	EUR	250,000	341,092
German Federal Republic, 3.50%, 1/4/16(3)	EUR	1,055,000	1,480,727
German Federal Republic, 3.75%, 1/4/19(3)	EUR	680,000	980,824
German Federal Republic, 5.625%, 1/4/28	EUR	330,000	592,984
German Federal Republic, 4.75%, 7/4/34	EUR	335,000	578,147
German Federal Republic, 4.25%, 7/4/39(3)	EUR	220,000	368,582
KfW, 4.375%, 10/11/13(3)	EUR	660,000	917,663
			5,260,019
IRELAND — 0.3%
Republic of Ireland, 4.00%, 1/15/14(3)	EUR	284,000	356,915
Republic of Ireland, 5.90%, 10/18/19	EUR	900,000	1,161,152
Republic of Ireland, 5.40%, 3/13/25	EUR	171,000	201,744
			1,719,811
ITALY — 0.3%
Republic of Italy, 5.25%, 8/1/17	EUR	460,000	660,878
Republic of Italy, 4.75%, 8/1/23	EUR	370,000	501,775
Republic of Italy, 5.00%, 8/1/34	EUR	215,000	292,093
Republic of Italy, 4.00%, 2/1/37	EUR	268,000	316,175
			1,770,921
JAPAN — 1.1%
Development Bank of Japan, 2.30%, 3/19/26(3)	JPY	30,000,000	395,921
Government of Japan, 1.20%, 3/20/12(3)	JPY	131,900,000	1,596,389
Government of Japan, 0.60%, 9/20/14	JPY	73,300,000	886,297
Government of Japan, 1.20%, 6/20/15	JPY	54,700,000	679,368
Government of Japan, 1.80%, 6/20/18	JPY	38,000,000	493,094
Government of Japan, 1.50%, 9/20/18	JPY	61,700,000	782,854
Government of Japan, 2.10%, 12/20/26	JPY	39,700,000	512,938
Government of Japan, 2.40%, 3/20/37	JPY	25,700,000	347,306
			5,694,167
MULTI-NATIONAL — 0.2%
European Investment Bank, 4.75%, 6/6/12	GBP	300,000	489,869
European Investment Bank, 5.375%, 10/15/12	EUR	420,000	583,043
			1,072,912
NETHERLANDS — 0.4%
Kingdom of Netherlands, 4.25%, 7/15/13	EUR	620,000	862,402
Kingdom of Netherlands, 4.00%, 7/15/16	EUR	217,000	311,023

Strategic Allocation: Conservative – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

Kingdom of Netherlands, 3.50%, 7/15/20	EUR	345,000	$ 483,249
Kingdom of Netherlands, 4.00%, 1/15/37	EUR	170,000	266,460
			1,923,134
PORTUGAL — 0.3%
Republic of Portugal, 3.60%, 10/15/14	EUR	190,000	239,268
Republic of Portugal, 4.35%, 10/16/17(3)	EUR	470,000	582,743
Republic of Portugal, 4.75%, 6/14/19	EUR	529,000	649,124
			1,471,135
SPAIN — 0.3%
Government of Spain, 5.40%, 7/30/11	EUR	270,000	355,433
Government of Spain, 4.25%, 1/31/14	EUR	510,000	683,142
Government of Spain, 4.00%, 4/30/20	EUR	150,000	190,675
Government of Spain, 4.90%, 7/30/40	EUR	270,000	348,956
			1,578,206
SWEDEN — 0.1%
Government of Sweden, 5.25%, 3/15/11(3)	SEK	2,325,000	321,846
Government of Sweden, 6.75%, 5/5/14	SEK	1,200,000	191,918
Government of Sweden, 4.25%, 3/12/19	SEK	1,105,000	173,759
			687,523
UNITED KINGDOM — 1.0%
Government of United Kingdom, 5.00%, 3/7/12(3)	GBP	120,000	196,138
Government of United Kingdom, 5.00%, 9/7/14	GBP	260,000	454,494
Government of United Kingdom, 4.00%, 9/7/16	GBP	265,000	451,635
Government of United Kingdom, 4.50%, 3/7/19	GBP	495,000	864,428
Government of United Kingdom, 3.75%, 9/7/19	GBP	415,000	686,120
Government of United Kingdom, 8.00%, 6/7/21	GBP	69,000	155,707
Government of United Kingdom, 4.25%, 6/7/32	GBP	180,000	297,703
Government of United Kingdom, 4.25%, 3/7/36	GBP	335,000	551,921
Government of United Kingdom, 4.50%, 12/7/42	GBP	875,000	1,512,983
			5,171,129
TOTAL SOVEREIGN GOVERNMENTS & AGENCIES
(Cost $37,811,852)			37,419,494
U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS — 3.1%
FIXED-RATE U.S. GOVERNMENT AGENCY SECURITIES — 1.4%
FNMA, 5.375%, 6/12/17(3)		$ 5,500,000	6,604,229
FNMA, 6.625%, 11/15/30(3)		652,000	910,689
			7,514,918
GOVERNMENT-BACKED CORPORATE BONDS(6) — 1.7%
Bank of America Corp., VRN, 0.78%, 10/29/10(3)		2,400,000	2,416,615
Citigroup Funding, Inc., VRN, 0.81%, 10/29/10(3)		2,500,000	2,518,550
KeyCorp, VRN, 1.19%, 9/15/10(3)		1,300,000	1,303,314
Morgan Stanley, VRN, 0.89%, 9/20/10(3)		2,500,000	2,519,953
			8,758,432
TOTAL U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS
(Cost $15,486,090)			16,273,350
COMMERCIAL PAPER(7) — 2.0%
Austin Texas, 0.38%, 10/12/10(3)		2,000,000	1,999,500
Chicago Illinois, 0.50%, 11/3/10		500,000	499,805

Strategic Allocation: Conservative – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

Govco LLC, 0.45%, 2/7/11(3)(5)	$ 2,000,000	$ 1,996,640
Legacy Capital LLC, 0.40%, 10/12/10(3)(5)	2,000,000	1,999,320
Lexington Parker Capital, 0.40%, 10/12/10(3)(5)	2,000,000	1,999,200
Shell International Finance BV, 0.38%, 4/5/11(3)(5)	2,000,000	1,996,160
TOTAL COMMERCIAL PAPER
(Cost $10,488,340)		10,490,625
MUNICIPAL SECURITIES — 1.9%
Bay Area Toll Auth. Toll Bridge Rev., Series 2010 S1, (Building Bonds), 6.92%, 4/1/40(3)	260,000	291,470
California GO, (Building Bonds), 7.30%, 10/1/39(3)	155,000	171,532
Columbus Development Auth. Industrial Rev., (Litho-Krome), VRDN, 0.35%, 9/2/10 (LOC: Bank of America N.A.)(3)	2,500,000	2,500,000
Gulf Gate Apartments, VRDN, 0.29%, 9/2/10(3)(5)	3,000,000	3,000,000
Illinois GO, (Taxable Pension), 5.10%, 6/1/33(3)	350,000	299,520
Illinois GO, Series 2010-3, (Building Bonds), 6.73%, 4/1/35	110,000	110,798
Los Angeles Community College District GO, Series 2010 D, (Election of 2008), 6.68%, 8/1/36(3)	190,000	207,930
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39(3)	100,000	106,860
Municipal Electric Auth. Rev., Series 2010 J, (Building Bonds), 6.64%, 4/1/57(3)	170,000	182,262
New Jersey State Turnpike Auth. Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40(3)	100,000	127,703
New York GO, (Building Bonds), 5.97%, 3/1/36(3)	220,000	243,551
New York State Dormitory Auth. Rev., (Building Bonds), 5.63%, 3/15/39(3)	120,000	129,317
Ohio Water Development Auth. Pollution Control Rev., Series 2010 B2, (Building Bonds), 4.88%, 12/1/34(3)	110,000	118,435
Orange County Housing Finance Auth. Multifamily Rev., Series 2002 B, (Millenia), VRDN, 0.26%, 9/1/10 (LOC: FNMA)(3)	965,000	965,000
Oregon State Department of Transportation Highway Usertax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34(3)	70,000	80,180
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36(3)	180,000	195,161
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40(3)	210,000	223,358
Texas GO, (Building Bonds), 5.52%, 4/1/39(3)	150,000	173,327
University of California Rev., (Building Bonds), 5.77%, 5/15/43(3)	280,000	311,116
Washington GO, (Building Bonds), 5.14%, 8/1/40(3)	170,000	183,090
TOTAL MUNICIPAL SECURITIES
(Cost $9,419,222)		9,620,610
COMMERCIAL MORTGAGE-BACKED SECURITIES(4) — 1.6%
Commercial Mortgage Pass-Through Certificates, Series 2004 LB3A, Class A4 SEQ, VRN, 5.23%, 9/1/10(3)	600,000	622,586
Commercial Mortgage Pass-Through Certificates, Series 2005 F10A, Class A1, VRN, 0.38%, 9/15/10, resets monthly off the 1-month LIBOR plus 0.10% with no caps(3)(5)	5,675	5,669
Credit Suisse Mortgage Capital Certificates, Series 2007 TF2A, Class A1, VRN, 0.46%, 9/15/10, resets monthly off the 1-month LIBOR plus 0.18% with no caps(3)(5)	559,620	492,730
Greenwich Capital Commercial Funding Corp., Series 2006 FL4A, Class A1, VRN, 0.39%, 9/7/10, resets monthly off the 1-month LIBOR plus 0.09% with no caps(3)(5)	220,636	212,423

Strategic Allocation: Conservative – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

GS Mortgage Securities Corp. II, Series 2005 GG4, Class A4 SEQ, 4.76%, 7/10/39(3)	$ 400,000	$ 418,704
GS Mortgage Securities Corp. II, Series 2005 GG4, Class A4A SEQ, 4.75%, 7/10/39(3)	800,000	859,151
LB-UBS Commercial Mortgage Trust, Series 2004 C1, Class A4 SEQ, 4.57%, 1/15/31(3)	300,000	314,546
LB-UBS Commercial Mortgage Trust, Series 2004 C2, Class A4 SEQ, 4.37%, 3/15/36(3)	600,000	616,943
LB-UBS Commercial Mortgage Trust, Series 2005 C2, Class A2 SEQ, 4.82%, 4/15/30(3)	1,042,467	1,042,869
Merrill Lynch Floating Trust, Series 2006-1, Class A1, VRN, 0.35%, 9/15/10, resets monthly off the 1-month LIBOR plus 0.07% with no caps(3)(5)	814,266	758,293
Wachovia Bank Commercial Mortgage Trust, Series 2003 C6, Class A3, VRN, 4.96%, 9/1/10(3)	200,000	202,171
Wachovia Bank Commercial Mortgage Trust, Series 2004 C11, Class A3 SEQ, 4.72%, 1/15/41(3)	250,000	252,460
Wachovia Bank Commercial Mortgage Trust, Series 2005 C20, Class A5, VRN, 5.09%, 9/1/10(3)	400,000	410,315
Wachovia Bank Commercial Mortgage Trust, Series 2005 C20, Class A6A, VRN, 5.11%, 9/1/10(3)	900,000	939,702
Wachovia Bank Commercial Mortgage Trust, Series 2006 C23, Class A4, VRN, 5.42%, 9/1/10(3)	1,000,000	1,071,962
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $8,158,183)		8,220,524
COLLATERALIZED MORTGAGE OBLIGATIONS(4) — 0.4%
PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS(2)
MASTR Alternative Loans Trust, Series 2003-8, Class 4A1, 7.00%, 12/25/33(3)	25,227	26,518
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 0.4%
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25(3)	1,400,000	1,553,173
FNMA, Series 2003-52, Class KF SEQ, VRN, 0.66%, 9/27/10, resets monthly off the 1-month LIBOR plus 0.40% with a cap of 7.50%(3)	329,590	330,197
		1,883,370
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $1,702,486)		1,909,888
CONVERTIBLE PREFERRED STOCKS(2)
INSURANCE(2)
Aspen Insurance Holdings Ltd., Series AHL, 5.625%, 12/31/49(8)	1,709	91,111
LEISURE EQUIPMENT & PRODUCTS(2)
Callaway Golf Co., Series B, 7.50%, 6/20/12(8)	94	10,067
MEDIA(2)
LodgeNet Interactive Corp., 10.00%, 12/31/49(5)(8)	7	6,317
REAL ESTATE INVESTMENT TRUSTS (REITs)(2)
Entertainment Properties Trust, Series E, 9.00%, 4/20/13(8)	333	8,973
Lexington Realty Trust, Series C, 6.50%, 12/31/49(8)	160	6,290
		15,263

Strategic Allocation: Conservative – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

TOBACCO(2)
Universal Corp., 6.75%, 3/15/13(8)	11	$ 9,724
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $140,809)		132,482
PREFERRED STOCKS(2)
REAL ESTATE INVESTMENT TRUSTS (REITs)(2)
National Retail Properties, Inc., Series C, 7.375%, 10/12/11(8)	593	14,955
PS Business Parks, Inc., Series O, 7.375%, 6/16/11(8)	166	4,260
		19,215
TOTAL PREFERRED STOCKS
(Cost $18,429)		19,215
TEMPORARY CASH INVESTMENTS — 4.3%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares(3)
(Cost $22,456,988)	22,456,234	22,456,234
TEMPORARY CASH INVESTMENTS - SEGREGATED FOR FUTURES CONTRACTS(2)
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares(3)
(Cost $158,000)	158,000	158,000
TOTAL INVESTMENT SECURITIES — 99.5%
(Cost $478,404,586)		517,807,077
OTHER ASSETS AND LIABILITIES — 0.5%		2,622,936
TOTAL NET ASSETS — 100.0%		$520,430,013

Strategic Allocation: Conservative – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell Counterparty		Settlement Date	Value	Unrealized Gain (Loss)
19,088,845	JPY for GBP Barclays Bank plc	10/29/10	$ 227,365	$ (3,569)
134,245	EUR for JPY Westpac Banking Corp.	10/29/10	170,110	6,708
37,104	GBP for JPY Westpac Banking Corp.	10/29/10	56,883	2,052
2,000	AUD for USD Westpac Banking Corp.	10/29/10	1,767	(1)
19,000	AUD for USD HSBC Holdings plc	10/29/10	16,788	83
40,643	AUD for USD UBS AG	10/29/10	35,912	326
5,000	CAD for USD Westpac Banking Corp.	10/29/10	4,685	123
62,000	CAD for USD Deutsche Bank AG	10/29/10	58,091	1,589
75,000	CAD for USD HSBC Holdings plc	10/29/10	70,271	2,281
106,000	CAD for USD HSBC Holdings plc	10/29/10	99,317	4,097
136,000	CAD for USD Barclays Bank plc	10/29/10	127,426	5,788
2,000	CHF for USD Westpac Banking Corp.	10/29/10	1,971	(61)
2,000	CHF for USD HSBC Holdings plc	10/29/10	1,971	(44)
213,922	CHF for USD UBS AG	10/29/10	210,806	(9,360)
8,000	DKK for USD HSBC Holdings plc	10/29/10	1,362	28
29,000	DKK for USD HSBC Holdings plc	10/29/10	4,937	214
2,777,723	DKK for USD Barclays Bank plc	10/29/10	472,839	11,921
3,000	EUR for USD HSBC Holdings plc	10/29/10	3,801	21
7,000	EUR for USD Westpac Banking Corp.	10/29/10	8,870	18
9,000	EUR for USD HSBC Holdings plc	10/29/10	11,404	156
18,000	EUR for USD Westpac Banking Corp.	10/29/10	22,809	373
20,000	EUR for USD HSBC Holdings plc	10/29/10	25,343	(24)
20,000	EUR for USD Deutsche Bank AG	10/29/10	25,343	822
28,000	EUR for USD Westpac Banking Corp.	10/29/10	35,480	(47)
33,000	EUR for USD HSBC Holdings plc	10/29/10	41,816	541
82,000	EUR for USD HSBC Holdings plc	10/29/10	103,907	1,713
5,000	GBP for USD Westpac Banking Corp.	10/29/10	7,665	32
18,000	GBP for USD Deutsche Bank AG	10/29/10	27,595	722
18,000	GBP for USD Barclays Bank plc	10/29/10	27,595	955
28,000	GBP for USD HSBC Holdings plc	10/29/10	42,926	389
28,000	GBP for USD HSBC Holdings plc	10/29/10	42,926	1,377
39,000	GBP for USD Westpac Banking Corp.	10/29/10	59,790	427
286,000	JPY for USD Deutsche Bank AG	10/29/10	3,407	(72)
912,628	JPY for USD Westpac Banking Corp.	10/29/10	10,870	(430)
7,599,000	JPY for USD Barclays Bank plc	10/29/10	90,511	(2,347)
1,000	NOK for USD HSBC Holdings plc	10/29/10	158	9
77,000	NOK for USD HSBC Holdings plc	10/29/10	12,170	234
303,000	NOK for USD Deutsche Bank AG	10/29/10	47,891	1,901
5,000	NZD for USD Westpac Banking Corp.	10/29/10	3,470	131
74,000	NZD for USD HSBC Holdings plc	10/29/10	51,361	2,298
90,000	NZD for USD Barclays Bank plc	10/29/10	62,466	3,040
19,000	SEK for USD Deutsche Bank AG	10/29/10	2,568	70
57,000	SEK for USD HSBC Holdings plc	10/29/10	7,704	327
2,001,090	SEK for USD Deutsche Bank AG	10/29/10	270,474	3,805
			$2,612,821	$38,616
(Value on Settlement Date $2,651,437)

Strategic Allocation: Conservative – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)

Contracts to Buy Counterparty		Settlement Date	Value	Unrealized Gain (Loss)
143,030	GBP for JPY Barclays Bank plc	10/29/10	$ 219,277	$ (4,520)
15,277,000	JPY for EUR Westpac Banking Corp.	10/29/10	181,963	5,145
5,092,000	JPY for GBP Westpac Banking Corp.	10/29/10	60,650	1,715
2,000	AUD for USD HSBC Holdings plc	10/29/10	1,767	27
12,000	AUD for USD HSBC Holdings plc	10/29/10	10,603	(264)
29,000	AUD for USD HSBC Holdings plc	10/29/10	25,624	(589)
57,000	AUD for USD Deutsche Bank AG	10/29/10	50,365	(966)
115,000	AUD for USD Barclays Bank plc	10/29/10	101,614	(2,560)
16,000	CAD for USD Westpac Banking Corp.	10/29/10	14,991	(191)
222,311	CAD for USD HSBC Holdings plc	10/29/10	208,295	(6,345)
53,000	CHF for USD HSBC Holdings plc	10/29/10	52,228	1,597
76,000	CHF for USD Barclays Bank plc	10/29/10	74,893	2,775
31,000	DKK for USD Westpac Banking Corp.	10/29/10	5,277	(93)
15,000	EUR for USD HSBC Holdings plc	10/29/10	19,007	(398)
21,000	EUR for USD HSBC Holdings plc	10/29/10	26,610	(1,096)
34,000	EUR for USD HSBC Holdings plc	10/29/10	43,083	(657)
49,000	EUR for USD Barclays Bank plc	10/29/10	62,091	(2,289)
2,318,536	EUR for USD Barclays Bank plc	10/29/10	2,937,956	(76,523)
5,000	GBP for USD HSBC Holdings plc	10/29/10	7,665	29
34,000	GBP for USD HSBC Holdings plc	10/29/10	52,125	(2,042)
281,835	GBP for USD HSBC Holdings plc	10/29/10	432,076	(5,504)
1,648,000	JPY for USD Westpac Banking Corp.	10/29/10	19,629	701
1,866,000	JPY for USD HSBC Holdings plc	10/29/10	22,226	462
4,252,000	JPY for USD HSBC Holdings plc	10/29/10	50,645	1,879
2,000	NOK for USD Westpac Banking Corp.	10/29/10	316	(1)
17,000	NOK for USD Barclays Bank plc	10/29/10	2,687	(137)
112,000	NOK for USD HSBC Holdings plc	10/29/10	17,702	(824)
292,000	NOK for USD Deutsche Bank AG	10/29/10	46,152	(992)
3,000	NZD for USD HSBC Holdings plc	10/29/10	2,082	(43)
6,000	NZD for USD HSBC Holdings plc	10/29/10	4,164	(212)
95,000	NZD for USD Deutsche Bank AG	10/29/10	65,937	(2,104)
293,500	NZD for USD Westpac Banking Corp.	10/29/10	203,710	(10,584)
1,000	SEK for USD Westpac Banking Corp.	10/29/10	135	(1)
50,000	SEK for USD HSBC Holdings plc	10/29/10	6,758	(87)
278,000	SEK for USD Barclays Bank plc	10/29/10	37,575	(1,279)
			$5,067,878	$(105,971)
(Value on Settlement Date $5,173,849)

FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
45	U.S. Long Bond	December 2010	$ 6,076,406	$108,257
3	S&P 500 E-Mini Futures	September 2010	157,245	(1,101)
			$ 6,233,651	$107,156

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
143	U.S. Treasury 2-Year Notes	December 2010	$31,337,109	$ (9,249)

Strategic Allocation: Conservative – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)

SWAP AGREEMENTS
Notional Amount	Description of Agreement	Premiums Paid (Received)	Value
CREDIT DEFAULT - BUY PROTECTION
$3,200,000	Pay quarterly a fixed rate equal to 0.12% per annum multiplied by the notional amount and receive from Barclays Bank plc upon each default event of Pfizer, Inc., par value of the proportional notional amount of Pfizer, Inc., 4.65%, 3/1/18. Expires March 2017.	–	$97,845

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CVA	-	Certificaten Van Aandelen
DKK	-	Danish Krone
Equivalent	-	Security whose principal payments are backed by the full faith and credit of the United States
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
JPY	-	Japanese Yen
LB-UBS	-	Lehman Brothers, Inc. — UBS AG
LIBOR	-	London Interbank Offered Rate
LOC	-	Letter of Credit
MASTR	-	Mortgage Asset Securitization Transactions, Inc.
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
resets	-
The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEK	-	Swedish Krona
SEQ	-	Sequential Payer
USD	-	United States Dollar
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Non-income producing.
(2)	Category is less than 0.05% of total net assets.
(3)	Security, or a portion thereof, has been segregated for futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $37,669,000.
(4)	Final maturity indicated, unless otherwise noted.
(5)
Security was purchased under Rule 144A or Section 4(2) of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $15,914,892, which represented 3.1% of total net assets.

(6)
The debt is guaranteed under the Federal Deposit Insurance Corporation's (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or December 31, 2012.

(7)	The rate indicated is the yield to maturity at purchase.
(8)
Perpetual security. These securities do not have a predetermined maturity date. The coupon rates are fixed for a period of time and may be structured to adjust thereafter. Interest reset or next call date is indicated, as applicable.

Strategic Allocation: Conservative – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data
         (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of August 31, 2010. The Schedule of Investments provides additional details on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$188,382,102	–	–
Foreign Common Stocks	6,429,765	$33,190,234	–
U.S. Treasury Securities	–	81,193,486	–
U.S. Government Agency Mortgage-Backed Securities	–	51,032,696	–
Corporate Bonds	–	50,878,372	–
Sovereign Governments & Agencies	–	37,419,494	–
U.S. Government Agency Securities and Equivalents	–	16,273,350	–
Commercial Paper	–	10,490,625	–
Municipal Securities	–	9,620,610	–
Commercial Mortgage-Backed Securities	–	8,220,524	–
Collateralized Mortgage Obligations	–	1,909,888	–
Convertible Preferred Stocks	–	132,482	–
Preferred Stocks	–	19,215	–
Temporary Cash Investments	22,614,234	–	–
Total Value of Investment Securities	$217,426,101	$300,380,976	–

Strategic Allocation: Conservative – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)

	Level 1	Level 2	Level 3
Other Financial Instruments
Forward Foreign Currency Exchange Contacts	–	$(67,355)
Futures Contracts	$97,907	–	–
Swap Agreements	–	97,845	–
Total Unrealized Gain (Loss) on Other Financial Instruments	$97,907	$ 30,490	–

3. Federal Tax Information

As of August 31, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$494,113,692
Gross tax appreciation of investments	$ 35,482,785
Gross tax depreciation of investments	(11,789,400)
Net tax appreciation (depreciation) of investments	$ 23,693,385

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Strategic Allocation: Moderate Fund

August 31, 2010

Strategic Allocation: Moderate – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

COMMON STOCKS — 62.6%
AEROSPACE & DEFENSE — 1.1%
AAR Corp.(1)	1,400	$ 21,504
AerCap Holdings NV(1)	16,969	182,247
Aerovironment, Inc.(1)	800	18,096
Alliant Techsystems, Inc.(1)	1,100	72,490
BE Aerospace, Inc.(1)	56,200	1,514,590
Boeing Co. (The)	25,688	1,570,307
Ceradyne, Inc.(1)	900	19,656
Curtiss-Wright Corp.	5,300	140,927
Esterline Technologies Corp.(1)	600	27,600
Goodrich Corp.	26,300	1,801,024
Honeywell International, Inc.	47,563	1,859,238
ITT Corp.	9,038	384,115
L-3 Communications Holdings, Inc.	6,183	411,788
Ladish Co., Inc.(1)	5,371	133,684
Lockheed Martin Corp.	9,600	667,392
Moog, Inc., Class A(1)	1,600	49,920
MTU Aero Engines Holding AG	8,110	451,126
Northrop Grumman Corp.	34,023	1,841,325
Orbital Sciences Corp.(1)	1,600	20,784
Precision Castparts Corp.	4,700	531,946
Raytheon Co.	43,772	1,922,466
Rockwell Collins, Inc.	31,087	1,676,522
Rolls-Royce Group plc(1)	121,019	1,028,228
Triumph Group, Inc.	3,628	240,827
		16,587,802
AIR FREIGHT & LOGISTICS — 0.6%
Atlas Air Worldwide Holdings, Inc.(1)	13,830	599,392
C.H. Robinson Worldwide, Inc.	23,600	1,533,764
Expeditors International of Washington, Inc.	25,700	1,017,463
Hub Group, Inc., Class A(1)	1,515	40,269
United Parcel Service, Inc., Class B	78,640	5,017,232
UTi Worldwide, Inc.	1,500	21,015
		8,229,135
AIRLINES — 0.3%
AirTran Holdings, Inc.(1)	15,972	72,034
Alaska Air Group, Inc.(1)	10,400	459,992
Allegiant Travel Co.	500	18,815
British Airways plc(1)	107,540	348,000
Eva Airways Corp.(1)	910,000	646,266
JetBlue Airways Corp.(1)	4,900	27,979
Ryanair Holdings plc ADR(1)	40,197	1,139,585
SkyWest, Inc.	1,600	20,384
UAL Corp.(1)	45,531	964,802
US Airways Group, Inc.(1)	24,123	218,072
		3,915,929
AUTO COMPONENTS — 0.3%
American Axle & Manufacturing Holdings, Inc.(1)	14,975	125,341
Amerigon, Inc.(1)	4,217	43,604

Strategic Allocation: Moderate – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

Apollo Tyres Ltd.	307,202	$ 467,268
BorgWarner, Inc.(1)	43,633	1,904,580
Cooper Tire & Rubber Co.	1,355	21,937
Standard Motor Products, Inc.	3,200	27,520
TRW Automotive Holdings Corp.(1)	35,897	1,247,780
Xinyi Glass Holdings Co. Ltd.	824,000	423,719
		4,261,749
AUTOMOBILES — 0.6%
Bayerische Motoren Werke AG	23,930	1,263,503
Daimler AG(1)	31,920	1,551,686
Dongfeng Motor Group Co. Ltd. H Shares	270,000	419,296
Ford Motor Co.(1)	198,489	2,240,941
Geely Automobile Holdings Ltd.	660,000	216,359
Hyundai Motor Co.	18,586	2,193,610
Nissan Motor Co. Ltd.(1)	88,900	679,369
PT Astra International Tbk	130,500	687,526
		9,252,290
BEVERAGES — 1.0%
Anheuser-Busch InBev NV	20,755	1,079,556
Carlsberg A/S B Shares	14,780	1,392,572
Cia de Bebidas das Americas Preference Shares ADR	4,719	522,346
Coca-Cola Co. (The)	116,384	6,508,193
Coca-Cola Enterprises, Inc.	12,758	363,093
Dr Pepper Snapple Group, Inc.	53,510	1,970,238
PepsiCo, Inc.	25,150	1,614,127
Pernod-Ricard SA	14,669	1,146,773
		14,596,898
BIOTECHNOLOGY — 0.8%
Acorda Therapeutics, Inc.(1)	1,175	35,391
Alexion Pharmaceuticals, Inc.(1)	25,303	1,428,860
Alkermes, Inc.(1)	897	11,894
AMAG Pharmaceuticals, Inc.(1)	628	15,826
Amgen, Inc.(1)	108,553	5,540,545
Arena Pharmaceuticals, Inc.(1)	3,359	21,867
Biogen Idec, Inc.(1)	26,783	1,440,925
Cephalon, Inc.(1)	22,070	1,249,383
Cepheid, Inc.(1)	1,804	26,537
Cubist Pharmaceuticals, Inc.(1)	1,778	39,169
Gilead Sciences, Inc.(1)	41,493	1,321,967
ImmunoGen, Inc.(1)	2,029	10,875
Incyte Corp. Ltd.(1)	2,608	32,652
InterMune, Inc.(1)	1,398	14,567
Isis Pharmaceuticals, Inc.(1)	3,022	23,693
Momenta Pharmaceuticals, Inc.(1)	1,281	18,511
Onyx Pharmaceuticals, Inc.(1)	1,908	45,964
PDL BioPharma, Inc.	3,621	20,495
Pharmasset, Inc.(1)	903	21,934
Savient Pharmaceuticals, Inc.(1)	2,027	29,229
Seattle Genetics, Inc.(1)	2,562	29,335
Talecris Biotherapeutics Holdings Corp.(1)	3,600	78,984

Strategic Allocation: Moderate – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

Theravance, Inc.(1)	1,892	$ 22,874
		11,481,477
BUILDING PRODUCTS(2)
Apogee Enterprises, Inc.	400	3,616
Griffon Corp.(1)	1,000	10,690
Nortek, Inc.(1)	200	8,300
Simpson Manufacturing Co., Inc.	800	17,632
		40,238
CAPITAL MARKETS — 1.2%
Ameriprise Financial, Inc.	32,100	1,398,918
Apollo Investment Corp.	5,200	49,764
Ares Capital Corp.	3,900	58,266
Artio Global Investors, Inc.	3,600	49,860
Bank of New York Mellon Corp. (The)	79,805	1,936,867
BGC Partners, Inc., Class A	4,416	22,787
BlackRock, Inc.	4,446	631,110
Calamos Asset Management, Inc., Class A	4,000	37,840
Charles Schwab Corp. (The)	58,202	742,657
Cohen & Steers, Inc.	1,856	39,607
Credit Suisse Group AG	44,430	1,951,375
Fifth Street Finance Corp.	2,600	25,636
Goldman Sachs Group, Inc. (The)	34,930	4,783,314
HFF, Inc., Class A(1)	11,775	93,847
Invesco Ltd.	20,581	372,516
Investment Technology Group, Inc.(1)	7,023	93,336
Knight Capital Group, Inc., Class A(1)	2,200	26,136
Legg Mason, Inc.	62,357	1,579,503
MCG Capital Corp.	4,100	21,648
Morgan Stanley	39,800	982,662
Northern Trust Corp.	34,550	1,594,137
PennantPark Investment Corp.	3,523	34,807
Piper Jaffray Cos.(1)	1,200	33,144
Prospect Capital Corp.	2,200	20,196
Pzena Investment Management, Inc., Class A	2,400	15,048
Schroders plc	36,260	763,527
State Street Corp.	13,724	481,438
T. Rowe Price Group, Inc.	2,527	110,632
TradeStation Group, Inc.(1)	6,300	36,981
Waddell & Reed Financial, Inc., Class A	2,200	50,622
		18,038,181
CHEMICALS — 1.4%
A. Schulman, Inc.	800	14,536
Air Liquide SA	15,182	1,578,784
Akzo Nobel NV	14,420	761,376
Albemarle Corp.	32,600	1,306,934
Arch Chemicals, Inc.	2,582	79,319
Ashland, Inc.	8,342	387,569
BASF SE	11,640	614,149
CF Industries Holdings, Inc.	2,800	259,000
Cytec Industries, Inc.	27,390	1,299,108
E.I. du Pont de Nemours & Co.	20,000	815,400

Strategic Allocation: Moderate – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

Ecolab, Inc.	16,200	$ 767,880
Georgia Gulf Corp.(1)	1,500	19,500
Givaudan SA	1,590	1,519,133
H.B. Fuller Co.	1,500	28,485
International Flavors & Fragrances, Inc.	12,400	566,556
Intrepid Potash, Inc.(1)	1,500	33,675
Kraton Performance Polymers, Inc.(1)	2,462	66,523
LG Chem Ltd.	3,527	1,014,943
Lubrizol Corp.	18,251	1,703,001
Mexichem SAB de CV	142,086	366,319
Minerals Technologies, Inc.	10,806	579,202
Monsanto Co.	5,361	282,257
Olin Corp.	1,100	19,701
OM Group, Inc.(1)	16,216	415,130
PPG Industries, Inc.	42,474	2,796,063
Sensient Technologies Corp.	1,827	50,663
Sherwin-Williams Co. (The)	6,985	491,604
Shin-Etsu Chemical Co. Ltd.	13,200	611,213
Sigma-Aldrich Corp.	16,660	885,812
Solutia, Inc.(1)	8,267	111,935
Valspar Corp.	12,576	378,789
W.R. Grace & Co.(1)	5,658	143,147
Yara International ASA	9,600	385,836
		20,353,542
COMMERCIAL BANKS — 3.1%
American National Bankshares, Inc.	1,400	27,706
Associated Banc-Corp.	3,900	47,034
Banco Bilbao Vizcaya Argentaria SA	136,600	1,647,280
Banco Santander Brasil SA ADR	117,936	1,483,635
Banco Santander SA	97,919	1,147,440
BancorpSouth, Inc.	2,027	25,844
Barclays plc	401,809	1,863,493
BB&T Corp.	3,588	79,367
BNP Paribas	27,935	1,747,729
Boston Private Financial Holdings, Inc.	9,000	56,430
China Minsheng Banking Corp. Ltd. H Shares	362,000	329,017
CIMB Group Holdings Bhd	447,100	1,106,392
Citizens Republic Bancorp., Inc.(1)	9,000	7,020
Columbia Banking System, Inc.	4,424	78,791
Comerica, Inc.	44,829	1,542,566
Commerce Bancshares, Inc.	17,445	623,310
Community Bank System, Inc.	1,000	22,580
Credicorp Ltd.	8,400	884,100
Cullen/Frost Bankers, Inc.	600	30,750
CVB Financial Corp.	2,700	18,441
Danvers Bancorp., Inc.	4,024	60,642
East West Bancorp., Inc.	8,216	120,118
Erste Group Bank AG	16,120	585,060
F.N.B. Corp.	3,500	27,195
First Commonwealth Financial Corp.	2,700	13,365
First Horizon National Corp.(1)	8,400	84,672

Strategic Allocation: Moderate – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

First Interstate Bancsystem, Inc.	1,800	$ 20,556
First Midwest Bancorp., Inc.	2,800	30,744
FirstMerit Corp.	4,100	70,930
Fulton Financial Corp.	8,500	70,380
Grupo Financiero Banorte SAB de CV, Series O	66,477	237,868
Hampton Roads Bankshares, Inc.(1)	8,800	8,360
HDFC Bank Ltd.	16,297	739,411
Heritage Financial Corp.(1)	2,800	35,560
HSBC Holdings plc (Hong Kong)	207,397	2,020,979
IBERIABANK Corp.	400	19,500
ICICI Bank Ltd.	37,570	780,871
Industrial & Commercial Bank of China Ltd. H Shares	2,423,000	1,759,916
Itau Unibanco Holding SA Preference Shares	48,854	1,044,815
Kasikornbank PCL NVDR	151,400	524,905
KeyCorp	2,700	19,899
Lakeland Financial Corp.	1,900	35,226
Lloyds Banking Group plc(1)	702,650	748,838
Marshall & Ilsley Corp.	3,700	24,235
MB Financial, Inc.	1,600	23,968
Mitsubishi UFJ Financial Group, Inc.	233,500	1,114,552
National Bankshares, Inc.	1,000	23,300
Old National Bancorp.	3,500	32,270
Pacific Continental Corp.	2,500	20,525
Park Sterling Bank, Inc.(1)	5,000	30,250
PNC Financial Services Group, Inc.	26,199	1,335,101
Powszechna Kasa Oszczednosci Bank Polski SA	131,160	1,581,391
PT Bank Mandiri (Persero) Tbk	815,000	532,208
PT Bank Rakyat Indonesia	725,500	746,779
Republic Bancorp., Inc., Class A	881	17,109
Sandy Spring Bancorp, Inc.	3,668	53,663
Sberbank of Russian Federation	745,248	1,885,477
Shinhan Financial Group Co. Ltd.	7,860	300,921
Standard Chartered plc	34,077	913,804
Sterling Bancshares, Inc.	14,600	72,416
Swedbank AB A Shares(1)	64,310	721,705
Synovus Financial Corp.	12,100	24,926
Toronto-Dominion Bank (The)	12,611	851,369
Trico Bancshares	2,300	31,901
Trustmark Corp.	1,300	24,791
Turkiye Garanti Bankasi AS	361,344	1,751,053
U.S. Bancorp.	110,261	2,293,429
United Bankshares, Inc.	1,000	23,010
United Overseas Bank Ltd.	94,219	1,301,202
Washington Banking Co.	2,500	30,150
Webster Financial Corp.	3,100	49,879
Wells Fargo & Co.	303,169	7,139,630
Western Alliance Bancorp.(1)	5,327	32,601
Westpac Banking Corp.	16,780	323,963
Whitney Holding Corp.	6,835	50,784
Wilmington Trust Corp.	4,900	43,120

Strategic Allocation: Moderate – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

Wintrust Financial Corp.	1,100	$ 31,636
		45,261,853
COMMERCIAL SERVICES & SUPPLIES — 0.5%
ATC Technology Corp.(1)	900	21,717
Avery Dennison Corp.	15,100	491,052
Brink's Co. (The)	1,800	33,966
Cintas Corp.	17,961	457,826
Deluxe Corp.	3,835	64,160
IESI-BFC Ltd.	2,100	49,623
Pitney Bowes, Inc.	47,090	906,012
R.R. Donnelley & Sons Co.	34,299	519,458
Republic Services, Inc.	91,207	2,684,222
Stericycle, Inc.(1)	12,100	792,550
SYKES Enterprises, Inc.(1)	3,900	46,644
US Ecology, Inc.	3,700	50,135
Waste Connections, Inc.(1)	15,607	589,164
Waste Management, Inc.	28,339	937,737
		7,644,266
COMMUNICATIONS EQUIPMENT — 1.1%
Acme Packet, Inc.(1)	6,487	217,963
Arris Group, Inc.(1)	29,249	238,964
Bel Fuse, Inc., Class B	1,900	35,207
Blue Coat Systems, Inc.(1)	521	9,811
Cisco Systems, Inc.(1)	179,292	3,594,805
Comba Telecom Systems Holdings Ltd.	521,200	533,344
Emulex Corp.(1)	63,825	608,891
F5 Networks, Inc.(1)	42,434	3,710,005
Harris Corp.	30,070	1,265,045
HTC Corp.	115,250	2,104,678
KVH Industries, Inc.(1)	2,207	27,521
Netgear, Inc.(1)	6,336	133,816
Oplink Communications, Inc.(1)	3,015	47,396
Plantronics, Inc.	8,798	240,273
Polycom, Inc.(1)	1,000	28,480
QUALCOMM, Inc.	48,749	1,867,574
RADWARE Ltd.(1)	2,707	65,888
Sycamore Networks, Inc.	1,343	29,439
Telefonaktiebolaget LM Ericsson B Shares	110,220	1,069,163
Tellabs, Inc.	75,061	532,933
Viasat, Inc.(1)	827	28,904
		16,390,100
COMPUTERS & PERIPHERALS — 1.8%
Apple, Inc.(1)	35,723	8,693,907
Diebold, Inc.	10,607	275,146
Electronics for Imaging, Inc.(1)	3,800	40,451
EMC Corp.(1)	141,959	2,589,332
Fujitsu Ltd.	106,000	734,341
Hewlett-Packard Co.	89,080	3,427,798
Lexmark International, Inc., Class A(1)	90,386	3,162,606
NCR Corp.(1)	1,900	24,415
NetApp, Inc.(1)	57,020	2,305,889

Strategic Allocation: Moderate – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

Netezza Corp.(1)	1,537	$ 29,910
Novatel Wireless, Inc.(1)	4,000	23,240
SanDisk Corp.(1)	39,442	1,311,052
Seagate Technology plc(1)	122,842	1,244,390
Synaptics, Inc.(1)	3,432	90,673
Western Digital Corp.(1)	73,572	1,776,764
Wistron Corp.	189,355	296,144
		26,026,058
CONSTRUCTION & ENGINEERING — 0.2%
Comfort Systems USA, Inc.	2,000	20,860
EMCOR Group, Inc.(1)	39,932	908,054
Granite Construction, Inc.	7,100	156,271
Larsen & Toubro Ltd.	17,150	661,227
Orascom Construction Industries	4,493	198,285
Pike Electric Corp.(1)	5,600	45,360
Shaw Group, Inc. (The)(1)	27,943	905,353
URS Corp.(1)	15,899	567,117
		3,462,527
CONSTRUCTION MATERIALS — 0.1%
Holcim Ltd.	13,470	810,655
Martin Marietta Materials, Inc.	500	36,600
PT Semen Gresik (Persero) Tbk	578,000	556,569
Texas Industries, Inc.	600	18,144
Vulcan Materials Co.	12,191	448,141
		1,870,109
CONSUMER FINANCE — 0.3%
American Express Co.	61,671	2,458,823
AmeriCredit Corp.(1)	21,972	531,722
Cash America International, Inc.	19,639	601,542
ORIX Corp.	16,150	1,214,951
World Acceptance Corp.(1)	2,704	110,188
		4,917,226
CONTAINERS & PACKAGING — 0.1%
Bemis Co., Inc.	29,827	861,105
Graphic Packaging Holding Co.(1)	75,747	231,028
Silgan Holdings, Inc.	3,303	98,727
Sonoco Products Co.	11,528	362,556
		1,553,416
DISTRIBUTORS — 0.2%
Core-Mark Holding Co., Inc.(1)	1,400	36,246
Genuine Parts Co.	18,509	776,082
Li & Fung Ltd.	294,000	1,489,134
		2,301,462
DIVERSIFIED(2)
iShares Russell 2000 Index Fund	2,300	138,621
iShares Russell 2000 Value Index Fund	2,500	140,500
iShares S&P SmallCap 600 Index Fund	1,500	79,875
		358,996
DIVERSIFIED CONSUMER SERVICES — 0.1%
Career Education Corp.(1)	10,965	192,216
Corinthian Colleges, Inc.(1)	4,100	20,008

Strategic Allocation: Moderate – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

ITT Educational Services, Inc.(1)	31,087	$ 1,655,694
Regis Corp.	1,700	28,509
Sotheby's	2,583	68,734
		1,965,161
DIVERSIFIED FINANCIAL SERVICES — 1.3%
Bank of America Corp.	537,598	6,693,095
CBOE Holdings, Inc.	171	3,576
Citigroup, Inc.(1)	325,200	1,209,744
Compass Diversified Holdings	2,000	28,360
Deutsche Boerse AG	12,260	749,169
JPMorgan Chase & Co.	265,766	9,663,252
		18,347,196
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.4%
AT&T, Inc.	394,312	10,658,253
Atlantic Tele-Network, Inc.	600	25,590
CenturyLink, Inc.	16,200	585,792
China Unicom (Hong Kong) Ltd. ADR	27,328	378,766
Consolidated Communications Holdings, Inc.	20,776	360,256
General Communication, Inc., Class A(1)	5,313	47,870
Qwest Communications International, Inc.	136,272	769,937
Telefonica SA	47,480	1,052,958
Telenor ASA	92,070	1,348,786
Verizon Communications, Inc.	171,911	5,073,094
Vonage Holdings Corp.(1)	26,136	56,454
Windstream Corp.	24,695	284,857
		20,642,613
ELECTRIC UTILITIES — 0.9%
American Electric Power Co., Inc.	33,496	1,186,093
Central Vermont Public Service Corp.	2,200	43,626
CEZ AS	28,200	1,182,048
Cleco Corp.	800	22,664
Entergy Corp.	4,351	343,033
Exelon Corp.	53,789	2,190,288
Fortum Oyj	41,170	947,978
Great Plains Energy, Inc.	24,741	457,461
IDACORP, Inc.	7,501	262,985
NextEra Energy, Inc.	18,916	1,016,357
Northeast Utilities	23,163	671,032
NV Energy, Inc.	86,794	1,110,963
Portland General Electric Co.	33,753	674,385
PPL Corp.	48,500	1,317,260
Unitil Corp.	1,300	27,664
Westar Energy, Inc.	43,628	1,045,763
		12,499,600
ELECTRICAL EQUIPMENT — 0.6%
ABB Ltd.(1)	51,820	1,001,437
Acuity Brands, Inc.	500	19,370
American Superconductor Corp.(1)	1,354	36,409
Belden, Inc.	1,200	26,280
Brady Corp., Class A	1,400	36,064
Crompton Greaves Ltd.	89,748	565,313

Strategic Allocation: Moderate – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

Emerson Electric Co.	38,151	$ 1,779,744
Encore Wire Corp.	3,600	65,844
Harbin Electric, Inc.(1)	2,632	44,454
Hubbell, Inc., Class B	26,732	1,202,405
II-VI, Inc.(1)	600	20,634
LSI Industries, Inc.	5,800	29,870
Nidec Corp.	6,700	588,573
Rockwell Automation, Inc.	47,140	2,410,740
Thomas & Betts Corp.(1)	19,046	703,750
Woodward Governor Co.	6,393	166,985
		8,697,872
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.7%
Agilent Technologies, Inc.(1)	24,800	668,856
Anixter International, Inc.(1)	5,865	269,086
AU Optronics Corp.(1)	437,000	377,195
Benchmark Electronics, Inc.(1)	1,900	26,657
Celestica, Inc.(1)	59,701	448,355
Cognex Corp.	5,332	103,974
Coherent, Inc.(1)	500	18,575
Daktronics, Inc.	10,851	99,938
DDi Corp.	6,255	48,914
Dolby Laboratories, Inc., Class A(1)	19,700	1,091,774
Electro Scientific Industries, Inc.(1)	3,900	42,315
Hon Hai Precision Industry Co. Ltd.	605,950	2,137,490
HOYA Corp.	16,900	372,560
Jabil Circuit, Inc.	20,899	214,215
Kemet Corp.(1)	41,875	113,062
LG Innotek Co. Ltd.	3,132	344,836
Littelfuse, Inc.(1)	4,821	179,534
Methode Electronics, Inc.	2,300	20,539
Molex, Inc.	36,082	636,847
Nan Ya Printed Circuit Board Corp.	39,000	125,398
Omron Corp.	38,200	812,563
Park Electrochemical Corp.	1,500	35,850
PC Connection, Inc.(1)	3,100	20,181
Rogers Corp.(1)	1,500	40,200
Sanmina-SCI Corp.(1)	1,051	9,491
SMART Modular Technologies (WWH), Inc.(1)	16,200	75,978
Tech Data Corp.(1)	8,816	319,139
Tyco Electronics Ltd.	44,225	1,084,397
Vishay Intertechnology, Inc.(1)	10,287	79,107
Vishay Precision Group, Inc.(1)	549	7,955
		9,824,981
ENERGY EQUIPMENT & SERVICES — 1.1%
Baker Hughes, Inc.	38,899	1,461,824
Bristow Group, Inc.(1)	1,100	36,300
Cal Dive International, Inc.(1)	6,100	27,877
Cameron International Corp.(1)	4,902	180,296
Complete Production Services, Inc.(1)	31,143	549,363
Core Laboratories NV	17,500	1,381,275
Dril-Quip, Inc.(1)	851	44,992

Strategic Allocation: Moderate – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

FMC Technologies, Inc.(1)	14,861	$ 919,153
Global Industries Ltd.(1)	4,000	18,260
Halliburton Co.	33,834	954,457
Helix Energy Solutions Group, Inc.(1)	3,600	32,760
Key Energy Services, Inc.(1)	3,900	31,239
National Oilwell Varco, Inc.	60,682	2,281,036
Newpark Resources, Inc.(1)	7,168	62,577
North American Energy Partners, Inc.(1)	2,400	20,160
Oil States International, Inc.(1)	17,469	720,247
Petrofac Ltd.	31,520	677,252
Rowan Cos., Inc.(1)	1,100	28,281
Saipem SpA	69,414	2,429,590
Schlumberger Ltd.	49,914	2,661,902
Seadrill Ltd.	9,710	226,303
Superior Energy Services, Inc.(1)	1,600	34,400
Tetra Technologies, Inc.(1)	8,500	71,315
Transocean Ltd.(1)	16,002	814,502
Unit Corp.(1)	1,000	34,070
		15,699,431
FOOD & STAPLES RETAILING — 1.2%
Costco Wholesale Corp.	29,005	1,640,233
CP ALL PCL	592,300	752,322
Kroger Co. (The)	43,400	856,282
Magnit OJSC GDR	28,842	614,335
Metro AG	14,800	753,494
PriceSmart, Inc.	2,958	76,346
Ruddick Corp.	600	19,422
Safeway, Inc.	56,378	1,059,906
Shoprite Holdings Ltd.	45,619	559,181
SYSCO Corp.	29,000	797,210
Tesco plc	227,075	1,417,218
United Natural Foods, Inc.(1)	2,566	89,143
Village Super Market, Inc., Class A	900	23,337
Walgreen Co.	37,200	999,936
Wal-Mart de Mexico SAB de CV	219,976	498,635
Wal-Mart Stores, Inc.	84,638	4,243,749
Weis Markets, Inc.	2,300	80,868
Wesfarmers Ltd.	39,756	1,130,454
Whole Foods Market, Inc.(1)	35,100	1,221,129
X5 Retail Group NV GDR(1)	13,832	503,485
		17,336,685
FOOD PRODUCTS — 1.8%
Archer-Daniels-Midland Co.	12,500	384,750
Associated British Foods plc	81,030	1,314,794
ConAgra Foods, Inc.	64,670	1,396,225
Corn Products International, Inc.	30,014	1,024,378
Danone SA	22,670	1,218,235
Del Monte Foods Co.	121,171	1,580,070
Dole Food Co., Inc.(1)	24,725	213,624
Farmer Bros. Co.	1,700	24,157
General Mills, Inc.	26,818	969,739

Strategic Allocation: Moderate – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

H.J. Heinz Co.	40,545	$ 1,874,801
Hershey Co. (The)	34,503	1,603,354
Kellogg Co.	42,839	2,128,242
Kraft Foods, Inc., Class A	47,600	1,425,620
Mead Johnson Nutrition Co.	36,153	1,886,825
Nestle SA	46,330	2,400,353
Ralcorp Holdings, Inc.(1)	1,200	71,580
Sara Lee Corp.	134,998	1,949,371
Seneca Foods Corp., Class A(1)	1,000	24,960
TreeHouse Foods, Inc.(1)	700	29,050
Tyson Foods, Inc., Class A	110,995	1,818,098
Unilever NV CVA	47,794	1,280,082
Unilever NV New York Shares	49,200	1,318,068
		25,936,376
GAS UTILITIES — 0.1%
AGL Resources, Inc.	4,544	166,765
Atmos Energy Corp.	1,300	36,790
Chesapeake Utilities Corp.	1,100	37,884
Nicor, Inc.	3,136	132,621
ONEOK, Inc.	10,364	444,719
PT Perusahaan Gas Negara	1,194,000	528,611
Southwest Gas Corp.	12,080	379,916
WGL Holdings, Inc.	1,100	38,797
		1,766,103
HEALTH CARE EQUIPMENT & SUPPLIES — 1.0%
Abaxis, Inc.(1)	672	12,136
Align Technology, Inc.(1)	1,852	29,678
American Medical Systems Holdings, Inc.(1)	2,290	41,724
Analogic Corp.	500	20,740
Arthrocare Corp.(1)	818	21,235
Beckman Coulter, Inc.	23,180	1,057,935
Becton, Dickinson & Co.	4,601	313,742
Boston Scientific Corp.(1)	58,473	303,475
C.R. Bard, Inc.	18,689	1,435,876
CareFusion Corp.(1)	10,258	221,368
Cie Generale d'Optique Essilor International SA	11,770	714,379
Cooper Cos., Inc. (The)	1,000	40,340
Covidien plc	42,482	1,501,314
Cutera, Inc.(1)	4,700	33,088
Cyberonics, Inc.(1)	833	17,851
DexCom, Inc.(1)	1,728	21,168
Edwards Lifesciences Corp.(1)	8,006	460,905
Gen-Probe, Inc.(1)	9,213	414,861
Haemonetics Corp.(1)	777	40,466
HeartWare International, Inc.(1)	281	18,198
Hospira, Inc.(1)	1,812	93,064
ICU Medical, Inc.(1)	600	21,378
Immucor, Inc.(1)	2,118	37,277
Integra LifeSciences Holdings Corp.(1)	616	21,418
Intuitive Surgical, Inc.(1)	3,718	985,382
Masimo Corp.	15,776	359,062

Strategic Allocation: Moderate – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

Medtronic, Inc.	23,222	$ 731,029
Meridian Bioscience, Inc.	1,235	22,576
Neogen Corp.(1)	583	17,035
NuVasive, Inc.(1)	1,183	34,721
Sirona Dental Systems, Inc.(1)	1,010	31,835
Sonova Holding AG	10,430	1,334,506
STERIS Corp.	16,027	461,097
Supermax Corp. Bhd	363,725	596,480
Symmetry Medical, Inc.(1)	18,915	170,046
Utah Medical Products, Inc.	1,300	34,554
Varian Medical Systems, Inc.(1)	16,700	889,108
Volcano Corp.(1)	1,542	34,078
West Pharmaceutical Services, Inc.	991	33,317
Young Innovations, Inc.	5,500	144,265
Zimmer Holdings, Inc.(1)	40,032	1,888,310
Zoll Medical Corp.(1)	886	23,408
		14,684,425
HEALTH CARE PROVIDERS & SERVICES — 1.2%
Aetna, Inc.	29,386	785,194
Alliance HealthCare Services, Inc.(1)	9,100	38,220
Almost Family, Inc.(1)	700	17,689
Amedisys, Inc.(1)	826	19,097
AMERIGROUP Corp.(1)	900	33,210
AmerisourceBergen Corp.	28,800	785,664
Amsurg Corp.(1)	2,600	43,342
Assisted Living Concepts, Inc., Class A(1)	1,000	27,180
Bio-Reference Labs, Inc.(1)	729	14,449
Cardinal Health, Inc.	54,235	1,624,881
Catalyst Health Solutions, Inc.(1)	1,174	47,066
Chemed Corp.	1,403	70,010
Community Health Systems, Inc.(1)	1,300	33,891
Express Scripts, Inc.(1)	70,089	2,985,791
Fresenius Medical Care AG & Co. KGaA	34,090	1,930,201
Genoptix, Inc.(1)	576	9,913
Health Management Associates, Inc., Class A(1)	4,400	27,500
Health Net, Inc.(1)	29,595	706,729
HealthSouth Corp.(1)	2,707	44,016
HMS Holdings Corp.(1)	841	43,883
Humana, Inc.(1)	43,707	2,088,757
Kindred Healthcare, Inc.(1)	2,300	27,025
LifePoint Hospitals, Inc.(1)	23,560	716,695
Magellan Health Services, Inc.(1)	8,342	365,463
Medco Health Solutions, Inc.(1)	31,181	1,355,750
MWI Veterinary Supply, Inc.(1)	369	19,594
National Healthcare Corp.	2,200	76,362
Owens & Minor, Inc.	3,582	95,496
Patterson Cos., Inc.	12,663	320,247
PSS World Medical, Inc.(1)	1,723	31,634
Psychiatric Solutions, Inc.(1)	1,288	42,955
Quest Diagnostics, Inc.	7,700	334,950
Select Medical Holdings Corp.(1)	41,513	296,818

Strategic Allocation: Moderate – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

Sinopharm Group Co. H Shares	95,200	$ 362,871
Sun Healthcare Group, Inc.(1)	2,700	21,870
U.S. Physical Therapy, Inc.(1)	2,200	35,266
UnitedHealth Group, Inc.	56,941	1,806,168
WellPoint, Inc.(1)	14,300	710,424
		17,996,271
HEALTH CARE TECHNOLOGY(2)
Allscripts Healthcare Solutions, Inc.(1)	208	3,469
athenahealth, Inc.(1)	1,026	27,640
MedAssets, Inc.(1)	1,330	26,361
Quality Systems, Inc.	582	32,621
SXC Health Solutions Corp. (NASDAQ)(1)	7,000	544,600
		634,691
HOTELS, RESTAURANTS & LEISURE — 1.4%
Bob Evans Farms, Inc.	1,200	30,660
Carnival plc	25,501	827,950
CEC Entertainment, Inc.(1)	26,390	827,854
Chipotle Mexican Grill, Inc.(1)	11,148	1,681,453
Compass Group plc	205,849	1,684,261
Ctrip.com International Ltd. ADR(1)	66,289	2,684,042
Darden Restaurants, Inc.	8,300	342,458
Domino's Pizza, Inc.(1)	11,883	152,340
Home Inns & Hotels Management, Inc. ADR(1)	12,600	528,696
Intercontinental Hotels Group plc	62,850	946,549
International Speedway Corp., Class A	21,743	497,697
Jack in the Box, Inc.(1)	1,600	32,288
Las Vegas Sands Corp.(1)	37,800	1,070,874
Marriott International, Inc., Class A	1,400	44,814
McDonald's Corp.	24,590	1,796,545
MGM Resorts International(1)	11,600	104,516
Panera Bread Co., Class A(1)	2,710	216,637
Red Robin Gourmet Burgers, Inc.(1)	1,700	31,501
Ruby Tuesday, Inc.(1)	1,800	16,578
Speedway Motorsports, Inc.	27,089	360,826
Starbucks Corp.	66,039	1,518,237
Starwood Hotels & Resorts Worldwide, Inc.	68,582	3,204,837
Wynn Macau Ltd.(1)	279,504	482,204
Wynn Resorts Ltd.	5,900	475,599
		19,559,416
HOUSEHOLD DURABLES — 0.4%
American Greetings Corp., Class A	15,488	298,918
Arcelik AS	83,517	396,515
CSS Industries, Inc.	1,400	21,616
Deer Consumer Products, Inc.(1)	6,248	49,984
Ethan Allen Interiors, Inc.	1,400	18,886
Fortune Brands, Inc.	15,694	702,934
Furniture Brands International, Inc.(1)	6,100	28,365
Helen of Troy Ltd.(1)	900	20,030
M.D.C. Holdings, Inc.	1,000	26,620
MRV Engenharia e Participacoes SA	72,200	606,788
PDG Realty SA Empreendimentos e Participacoes	68,600	703,089

Strategic Allocation: Moderate – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

Stanley Black & Decker, Inc.	9,800	$ 525,672
Tempur-Pedic International, Inc.(1)	9,058	242,754
Toll Brothers, Inc.(1)	33,088	571,761
Turkiye Sise ve Cam Fabrikalari AS(1)	197,353	294,663
Whirlpool Corp.	11,601	860,330
		5,368,925
HOUSEHOLD PRODUCTS — 1.1%
Cellu Tissue Holdings, Inc.(1)	4,400	33,528
Church & Dwight Co., Inc.	9,000	551,070
Clorox Co.	22,783	1,476,794
Colgate-Palmolive Co.	5,875	433,810
Energizer Holdings, Inc.(1)	16,462	1,037,929
Kimberly-Clark Corp.	35,087	2,259,603
LG Household & Health Care Ltd.	3,111	1,043,141
Procter & Gamble Co. (The)	116,443	6,948,154
Reckitt Benckiser Group plc	23,995	1,200,782
Unicharm Corp.	11,600	1,415,307
WD-40 Co.	800	28,136
		16,428,254
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.2%
Constellation Energy Group, Inc.	27,759	814,171
Mirant Corp.(1)	64,377	624,457
NRG Energy, Inc.(1)	46,540	945,693
		2,384,321
INDUSTRIAL CONGLOMERATES — 1.0%
3M Co.	33,395	2,623,177
Carlisle Cos., Inc.	19,642	550,958
General Electric Co.	385,028	5,575,206
Raven Industries, Inc.	2,368	79,825
Siemens AG	16,710	1,519,995
Smiths Group plc	45,010	790,389
Textron, Inc.	67,642	1,154,649
Tredegar Corp.	1,300	21,346
Tyco International Ltd.	37,236	1,388,158
		13,703,703
INSURANCE — 2.5%
ACE Ltd.	26,672	1,426,152
Admiral Group plc	56,816	1,326,208
Aflac, Inc.	29,626	1,399,829
Allianz SE	13,950	1,430,868
Allied World Assurance Co. Holdings Ltd.	23,716	1,194,575
Allstate Corp. (The)	68,837	1,899,901
Alterra Capital Holdings Ltd.	3,200	59,328
American Equity Investment Life Holding Co.	2,200	20,878
American Financial Group, Inc.	62,504	1,798,240
AMERISAFE, Inc.(1)	2,811	49,389
Amtrust Financial Services, Inc.	7,614	103,931
Aon Corp.	41,879	1,517,695
Arch Capital Group Ltd.(1)	768	61,286
Aspen Insurance Holdings Ltd.	5,137	145,891
Assured Guaranty Ltd.	300	4,635

Strategic Allocation: Moderate – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

Baldwin & Lyons, Inc., Class B	1,800	$ 39,942
Berkshire Hathaway, Inc., Class B(1)	25,461	2,005,818
China Life Insurance Co. Ltd. H Shares	125,000	477,262
Chubb Corp. (The)	61,210	3,373,895
Endurance Specialty Holdings Ltd.	17,207	633,906
FPIC Insurance Group, Inc.(1)	1,061	32,201
Hanover Insurance Group, Inc. (The)	1,100	47,718
Hartford Financial Services Group, Inc. (The)	10,289	207,426
HCC Insurance Holdings, Inc.	45,576	1,149,883
Horace Mann Educators Corp.	12,335	202,294
Infinity Property & Casualty Corp.	927	42,967
Loews Corp.	49,894	1,753,275
Marsh & McLennan Cos., Inc.	60,585	1,437,076
Mercer Insurance Group, Inc.	3,100	53,754
Ping An Insurance Group Co. of China Ltd. H Shares	98,500	814,845
Platinum Underwriters Holdings Ltd.	2,235	89,869
Principal Financial Group, Inc.	104,155	2,400,773
ProAssurance Corp.(1)	800	42,360
Protective Life Corp.	4,390	82,005
Prudential Financial, Inc.	42,412	2,144,775
RLI Corp.	1,767	92,697
Safety Insurance Group, Inc.	3,075	125,306
Symetra Financial Corp.	49,514	531,780
Torchmark Corp.	16,700	824,145
Transatlantic Holdings, Inc.	15,383	733,308
Travelers Cos., Inc. (The)	83,204	4,075,332
United Fire & Casualty Co.	1,400	28,322
Unitrin, Inc.	400	9,520
Validus Holdings Ltd.	1,400	35,658
XL Group plc	24,500	438,795
		36,365,713
INTERNET & CATALOG RETAIL — 0.3%
HSN, Inc.(1)	5,394	141,808
Netflix, Inc.(1)	6,300	790,776
priceline.com, Inc.(1)	5,781	1,685,046
Rakuten, Inc.	1,441	1,090,913
		3,708,543
INTERNET SOFTWARE & SERVICES — 1.0%
Akamai Technologies, Inc.(1)	11,941	550,122
Ancestry.com, Inc.(1)	2,708	52,129
AOL, Inc.(1)	20,846	463,198
Baidu, Inc. ADR(1)	32,696	2,564,347
Dice Holdings, Inc.(1)	6,511	41,019
EarthLink, Inc.	37,872	324,184
Equinix, Inc.(1)	14,600	1,331,666
Google, Inc., Class A(1)	11,163	5,023,573
Liquidity Services, Inc.(1)	3,497	45,006
MercadoLibre, Inc.(1)	10,935	721,054
Tencent Holdings Ltd.	49,500	905,525
VeriSign, Inc.(1)	35,800	1,042,854
WebMD Health Corp.(1)	20,000	1,018,800

Strategic Allocation: Moderate – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

Yahoo! Japan Corp.	1,975	$ 711,151
Zix Corp.(1)	23,317	62,257
		14,856,885
IT SERVICES — 1.4%
Accenture plc, Class A	40,651	1,487,827
Automatic Data Processing, Inc.	9,004	347,645
CACI International, Inc., Class A(1)	700	28,567
Cass Information Systems, Inc.	1,748	57,334
Cognizant Technology Solutions Corp., Class A(1)	30,100	1,733,911
Computer Sciences Corp.	38,479	1,531,849
Convergys Corp.(1)	48,549	491,801
DST Systems, Inc.	2,500	101,850
Fiserv, Inc.(1)	11,500	575,345
Forrester Research, Inc.(1)	961	29,493
Infosys Technologies Ltd.	51,631	2,978,716
International Business Machines Corp.	75,496	9,303,372
Lionbridge Technologies, Inc.(1)	5,005	22,322
MasterCard, Inc., Class A	6,878	1,364,320
MAXIMUS, Inc.	1,096	58,866
NeuStar, Inc., Class A(1)	1,700	37,638
Total System Services, Inc.	4,000	56,800
Western Union Co. (The)	27,785	435,669
		20,643,325
LEISURE EQUIPMENT & PRODUCTS — 0.2%
Arctic Cat, Inc.(1)	3,100	21,669
JAKKS Pacific, Inc.(1)	1,300	19,370
Mattel, Inc.	62,308	1,307,845
Polaris Industries, Inc.	30,820	1,643,631
RC2 Corp.(1)	800	14,728
		3,007,243
LIFE SCIENCES TOOLS & SERVICES — 0.2%
Bruker Corp.(1)	71,385	848,768
Dionex Corp.(1)	550	39,875
Illumina, Inc.(1)	11,800	506,102
Life Technologies Corp.(1)	18,800	804,076
PAREXEL International Corp.(1)	1,741	34,628
Pharmaceutical Product Development, Inc.	1,800	41,346
Thermo Fisher Scientific, Inc.(1)	12,800	539,136
Waters Corp.(1)	8,600	520,472
		3,334,403
MACHINERY — 2.1%
Actuant Corp., Class A	900	17,838
Alfa Laval AB	80,880	1,183,949
Altra Holdings, Inc.(1)	40,778	524,813
ArvinMeritor, Inc.(1)	65,619	857,640
Ashok Leyland Ltd.	450,090	704,222
Atlas Copco AB A Shares	78,050	1,186,871
Barnes Group, Inc.	1,700	25,857
Briggs & Stratton Corp.	18,174	329,858
Cascade Corp.	2,716	84,794
Caterpillar, Inc.	40,274	2,624,254

Strategic Allocation: Moderate – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

Colfax Corp.(1)	2,400	$ 29,976
Commercial Vehicle Group, Inc.(1)	6,427	58,357
Cummins, Inc.	39,129	2,911,589
Deere & Co.	34,963	2,212,109
Doosan Infracore Co. Ltd.(1)	51,190	824,061
Douglas Dynamics, Inc.(1)	1,800	20,448
Dover Corp.	37,100	1,660,596
Dynamic Materials Corp.	2,500	34,200
Eaton Corp.	22,833	1,586,437
EnPro Industries, Inc.(1)	6,230	170,141
Fanuc Ltd.	6,900	740,840
FreightCar America, Inc.	800	18,632
Harsco Corp.	17,812	355,171
Hyundai Heavy Industries Co. Ltd.	2,591	570,543
Illinois Tool Works, Inc.	41,596	1,716,251
Ingersoll-Rand plc	33,500	1,089,755
Kadant, Inc.(1)	825	14,058
Kaydon Corp.	33,585	1,088,490
Kennametal, Inc.	18,555	467,586
Komatsu Ltd.	51,800	1,051,292
Lincoln Electric Holdings, Inc.	700	34,699
Middleby Corp.(1)	1,485	81,660
Mueller Industries, Inc.	5,400	127,332
Mueller Water Products, Inc., Class A	9,000	21,330
NACCO Industries, Inc., Class A	938	72,733
Oshkosh Corp.(1)	36,541	909,140
PT United Tractors Tbk	186,500	379,812
Robbins & Myers, Inc.	13,904	328,969
Tata Motors Ltd.	14,257	306,219
Timken Co.	74,573	2,439,283
Titan International, Inc.	8,860	89,840
Vallourec SA	6,630	569,563
Volvo AB B Shares(1)	103,430	1,199,201
Wabash National Corp.(1)	46,061	282,354
		31,002,763
MARINE — 0.1%
Alexander & Baldwin, Inc.	1,000	33,840
China Shipping Container Lines Co. Ltd. H Shares(1)	1,059,000	364,856
Diana Shipping, Inc.(1)	4,700	55,883
Genco Shipping & Trading Ltd.(1)	2,300	34,592
Hanjin Shipping Co. Ltd.(1)	11,881	299,279
Kuehne + Nagel International AG	11,300	1,178,695
		1,967,145
MEDIA — 1.4%
CBS Corp., Class B	119,400	1,650,108
Charter Communications, Inc., Class A(1)	4,293	147,035
Comcast Corp., Class A	213,761	3,659,588
CTC Media, Inc.	27,283	488,366
DirecTV, Class A(1)	7,704	292,136
Discovery Communications, Inc., Class A(1)	21,100	796,525
E.W. Scripps Co. (The), Class A(1)	12,000	81,480

Strategic Allocation: Moderate – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

Entravision Communications Corp., Class A(1)	19,500	$ 30,420
Focus Media Holding Ltd. ADR(1)	17,442	332,968
Gannett Co., Inc.	704	8,511
Harte-Hanks, Inc.	2,100	21,483
Imax Corp.(1)	24,800	350,424
ITV plc(1)	794,170	682,068
Journal Communications, Inc., Class A(1)	6,700	26,532
Knology, Inc.(1)	3,400	39,882
Liberty Media Corp. - Starz, Series A(1)	2,600	155,324
LIN TV Corp., Class A(1)	11,200	44,688
LodgeNet Interactive Corp.(1)	25,287	64,482
McClatchy Co. (The), Class A(1)	500	1,340
Naspers Ltd. N Shares	16,264	656,691
Omnicom Group, Inc.	15,173	531,207
Reed Elsevier plc	82,000	658,979
Scholastic Corp.	17,237	403,863
Scripps Networks Interactive, Inc., Class A	21,020	844,584
Time Warner Cable, Inc.	11,400	588,354
Time Warner, Inc.	131,487	3,941,980
Viacom, Inc., Class B	38,900	1,222,238
Walt Disney Co. (The)	46,731	1,522,963
Washington Post Co. (The), Class B	719	259,005
		19,503,224
METALS & MINING — 1.7%
Antofagasta plc	110,257	1,745,067
BHP Billiton Ltd.	85,779	2,827,566
Brush Engineered Materials, Inc.(1)	900	21,645
Century Aluminum Co.(1)	2,100	21,000
Cliffs Natural Resources, Inc.	25,050	1,532,810
Coeur d'Alene Mines Corp.(1)	2,500	42,900
Commercial Metals Co.	1,600	20,848
Exxaro Resources Ltd.	21,106	327,508
Ferrexpo plc	117,846	540,396
Freeport-McMoRan Copper & Gold, Inc.	58,422	4,205,216
Gerdau SA Preference Shares	31,800	424,060
Gold Fields Ltd. ADR	19,905	280,263
Haynes International, Inc.	700	20,496
Hecla Mining Co.(1)	7,400	42,328
Impala Platinum Holdings Ltd.	23,881	563,430
Kaiser Aluminum Corp.	600	22,152
Kobe Steel Ltd.	134,000	277,538
Mesabi Trust	6,461	176,256
Newmont Mining Corp.	48,796	2,992,171
Nucor Corp.	15,800	581,124
POSCO	1,257	510,076
Reliance Steel & Aluminum Co.	14,299	532,638
Royal Gold, Inc.	700	34,349
RTI International Metals, Inc.(1)	800	22,080
Schnitzer Steel Industries, Inc., Class A	400	17,696
Thompson Creek Metals Co., Inc.(1)	5,000	42,900
Titanium Metals Corp.(1)	27,300	494,676

Strategic Allocation: Moderate – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

Vale SA Preference Shares	202,400	$ 4,751,574
Worthington Industries, Inc.	1,500	21,330
Xstrata plc	120,920	1,902,706
		24,994,799
MULTILINE RETAIL — 0.9%
Big Lots, Inc.(1)	3,749	117,194
Dillard's, Inc., Class A	18,105	395,956
Dollar Tree, Inc.(1)	76,427	3,464,436
Family Dollar Stores, Inc.	18,200	778,778
Fred's, Inc., Class A	2,600	28,652
Kohl's Corp.(1)	39,244	1,843,683
Macy's, Inc.	63,982	1,243,810
PCD Stores Ltd.(1)	1,524,000	427,102
Target Corp.	84,946	4,345,838
		12,645,449
MULTI-UTILITIES — 0.6%
Avista Corp.	1,800	37,566
Black Hills Corp.	700	21,301
Consolidated Edison, Inc.	7,954	378,054
DTE Energy Co.	24,502	1,147,919
Integrys Energy Group, Inc.	46,102	2,233,642
MDU Resources Group, Inc.	4,100	77,121
NorthWestern Corp.	3,305	92,936
PG&E Corp.	47,952	2,242,235
Wisconsin Energy Corp.	16,181	901,929
Xcel Energy, Inc.	50,691	1,130,916
		8,263,619
OFFICE ELECTRONICS — 0.2%
Canon, Inc.	48,100	1,960,987
Xerox Corp.	33,342	281,406
Zebra Technologies Corp., Class A(1)	1,000	28,620
		2,271,013
OIL, GAS & CONSUMABLE FUELS — 4.6%
Alpha Natural Resources, Inc.(1)	800	29,704
Apache Corp.	34,942	3,139,539
Banpu PCL	36,350	710,855
Berry Petroleum Co., Class A	1,300	35,295
BG Group plc	156,120	2,512,854
Bill Barrett Corp.(1)	1,200	39,072
BP Prudhoe Bay Royalty Trust	940	87,674
Brigham Exploration Co.(1)	29,500	451,940
Canadian Natural Resources Ltd.	35,730	1,146,576
Chevron Corp.	125,322	9,293,879
Cimarex Energy Co.	17,839	1,167,027
CNOOC Ltd.	1,320,000	2,280,675
Concho Resources, Inc.(1)	22,100	1,291,082
ConocoPhillips	121,662	6,378,739
Crosstex Energy LP(1)	7,662	91,944
DCP Midstream Partners LP	3,591	114,050
Devon Energy Corp.	31,131	1,876,577
DHT Holdings, Inc.	7,500	29,025

Strategic Allocation: Moderate – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

EOG Resources, Inc.	5,773	$ 501,500
EQT Corp.	36,335	1,184,521
Exxon Mobil Corp.	254,867	15,077,932
Forest Oil Corp.(1)	6,250	163,250
Frontier Oil Corp.	4,700	55,037
Goodrich Petroleum Corp.(1)	2,100	27,888
Hugoton Royalty Trust	1,225	22,221
Imperial Oil Ltd.	48,671	1,794,668
Knightsbridge Tankers Ltd.	3,905	68,337
Murphy Oil Corp.	28,468	1,524,746
Noble Energy, Inc.	6,709	468,154
Nordic American Tanker Shipping	3,000	79,410
NovaTek OAO GDR	12,986	953,172
OAO Gazprom ADR	19,077	394,894
Occidental Petroleum Corp.	47,187	3,448,426
Overseas Shipholding Group, Inc.	500	16,100
Pacific Rubiales Energy Corp.(1)	33,888	799,253
Penn Virginia Corp.	1,600	22,304
Permian Basin Royalty Trust	7,245	132,294
Pioneer Natural Resources Co.	8,500	491,470
PT Adaro Energy Tbk	2,297,500	483,149
Rosetta Resources, Inc.(1)	1,000	19,700
Royal Dutch Shell plc B Shares	64,830	1,658,932
SandRidge Energy, Inc.(1)	5,000	20,200
Southwestern Energy Co.(1)	16,741	547,765
Sunoco Logistics Partners LP	400	29,620
Swift Energy Co.(1)	3,818	102,895
Teekay Tankers Ltd., Class A	10,133	117,036
Total SA	28,880	1,349,375
Tullow Oil plc	43,646	815,301
Ultra Petroleum Corp.(1)	9,498	370,517
Valero Energy Corp.	38,600	608,722
W&T Offshore, Inc.	13,000	117,520
Whiting Petroleum Corp.(1)	12,400	1,052,016
Williams Pipeline Partners LP	7,192	229,137
World Fuel Services Corp.	13,115	334,957
		65,758,926
PAPER & FOREST PRODUCTS — 0.2%
Buckeye Technologies, Inc.	5,614	66,694
Clearwater Paper Corp.(1)	1,623	110,299
International Paper Co.	45,448	929,866
KapStone Paper and Packaging Corp.(1)	12,278	139,847
MeadWestvaco Corp.	12,497	271,935
P.H. Glatfelter Co.	1,900	19,437
Weyerhaeuser Co.	47,460	745,117
		2,283,195
PERSONAL PRODUCTS — 0.2%
Estee Lauder Cos., Inc. (The), Class A	18,443	1,034,099
Hypermarcas SA(1)	42,000	553,384
Natura Cosmeticos SA	21,000	512,011
Prestige Brands Holdings, Inc.(1)	4,200	31,080

Strategic Allocation: Moderate – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

Schiff Nutrition International, Inc.	2,400	$ 20,664
		2,151,238
PHARMACEUTICALS — 3.0%
Abbott Laboratories	95,685	4,721,098
Allergan, Inc.	18,558	1,139,832
Aspen Pharmacare Holdings Ltd.(1)	29,244	333,481
Aurobindo Pharma Ltd.	29,316	647,177
Auxilium Pharmaceuticals, Inc.(1)	1,277	33,087
Bristol-Myers Squibb Co.	72,011	1,878,047
Eli Lilly & Co.	104,078	3,492,858
Endo Pharmaceuticals Holdings, Inc.(1)	61,678	1,675,791
Forest Laboratories, Inc.(1)	37,251	1,016,580
Impax Laboratories, Inc.(1)	1,691	26,498
Johnson & Johnson	155,513	8,867,351
Merck & Co., Inc.	103,951	3,654,917
Nektar Therapeutics(1)	2,884	36,944
Novartis AG	66,810	3,510,774
Novo Nordisk A/S B Shares	24,358	2,089,766
Perrigo Co.	5,291	301,534
Pfizer, Inc.	345,050	5,496,647
Questcor Pharmaceuticals, Inc.(1)	1,477	14,312
Roche Holding AG	12,912	1,755,091
Salix Pharmaceuticals Ltd.(1)	20,040	758,714
Shire plc	47,100	1,015,623
Teva Pharmaceutical Industries Ltd. ADR	14,390	727,846
VIVUS, Inc.(1)	2,532	14,280
		43,208,248
PROFESSIONAL SERVICES — 0.1%
Capita Group plc (The)	63,110	680,424
CDI Corp.	2,300	25,507
Heidrick & Struggles International, Inc.	1,800	31,266
Kelly Services, Inc., Class A(1)	9,581	100,026
Korn/Ferry International(1)	3,200	41,664
Mistras Group, Inc.(1)	4,100	43,460
SGS SA	570	825,314
Towers Watson & Co., Class A	600	26,940
		1,774,601
REAL ESTATE INVESTMENT TRUSTS (REITs) — 2.6%
Agree Realty Corp.	2,207	52,416
Alexandria Real Estate Equities, Inc.	5,100	353,787
AMB Property Corp.	33,235	790,661
American Campus Communities, Inc.	19,418	578,462
Annaly Capital Management, Inc.	26,900	467,522
Apartment Investment & Management Co., Class A	25,000	511,000
Ashford Hospitality Trust, Inc.(1)	16,621	133,467
Associated Estates Realty Corp.	18,562	251,701
AvalonBay Communities, Inc.	23,519	2,474,669
BioMed Realty Trust, Inc.	20,353	347,833
Boston Properties, Inc.	23,591	1,920,307
BRE Properties, Inc.	1,510	61,729
Camden Property Trust	6,753	309,017

Strategic Allocation: Moderate – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

Capstead Mortgage Corp.	2,200	$ 25,564
CBL & Associates Properties, Inc.	2,300	28,060
Chimera Investment Corp.	21,500	84,495
Colonial Properties Trust	5,733	90,925
Corporate Office Properties Trust	13,345	481,755
Cousins Properties, Inc.	22,575	148,318
DCT Industrial Trust, Inc.	18,201	84,271
Developers Diversified Realty Corp.	57,801	598,818
Digital Realty Trust, Inc.	26,995	1,599,994
Duke Realty Corp.	47,450	531,915
DuPont Fabros Technology, Inc.	32,988	815,134
Equity LifeStyle Properties, Inc.	14,047	726,651
Equity One, Inc.	7,056	112,825
Equity Residential	28,800	1,319,904
Essex Property Trust, Inc.	5,609	593,264
Extra Space Storage, Inc.	19,398	296,595
Federal Realty Investment Trust	6,269	497,069
First Industrial Realty Trust, Inc.(1)	6,000	25,500
First Potomac Realty Trust	1,800	26,694
Getty Realty Corp.	2,200	54,626
Government Properties Income Trust	32,217	827,010
Hatteras Financial Corp.	800	23,184
HCP, Inc.	37,315	1,314,234
Health Care REIT, Inc.	10,200	468,588
Healthcare Realty Trust, Inc.	1,200	28,092
Hersha Hospitality Trust	49,819	236,142
Highwoods Properties, Inc.	1,800	56,304
Host Hotels & Resorts, Inc.	98,172	1,288,998
Inland Real Estate Corp.	2,700	20,817
Investors Real Estate Trust	3,992	32,734
Kilroy Realty Corp.	11,149	346,845
Kimco Realty Corp.	56,624	844,264
LaSalle Hotel Properties	3,934	82,889
Lexington Realty Trust	7,700	51,359
Link Real Estate Investment Trust (The)	204,000	595,314
Macerich Co. (The)	14,542	602,330
Mack-Cali Realty Corp.	19,802	610,892
Medical Properties Trust, Inc.	2,300	22,632
MFA Financial, Inc.	7,600	56,012
Mid-America Apartment Communities, Inc.	2,930	165,457
National Health Investors, Inc.	700	29,344
National Retail Properties, Inc.	6,900	168,084
Nationwide Health Properties, Inc.	20,289	780,518
Omega Healthcare Investors, Inc.	24,100	516,945
Pebblebrook Hotel Trust(1)	4,776	84,726
Pennsylvania Real Estate Investment Trust	11,168	116,817
Piedmont Office Realty Trust, Inc., Class A	36,669	673,243
Post Properties, Inc.	5,720	145,288
ProLogis	66,883	725,681
PS Business Parks, Inc.	500	28,135
Public Storage	17,800	1,744,756

Strategic Allocation: Moderate – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

Rayonier, Inc.	6,612	$ 312,748
Regency Centers Corp.	3,400	123,964
Saul Centers, Inc.	1,582	65,400
Simon Property Group, Inc.	38,815	3,510,817
SL Green Realty Corp.	11,025	664,587
Sovran Self Storage, Inc.	895	33,804
Sunstone Hotel Investors, Inc.(1)	19,944	170,920
Taubman Centers, Inc.	14,446	599,365
UDR, Inc.	14,750	303,555
Urstadt Biddle Properties, Inc., Class A	1,700	31,212
U-Store-It Trust	14,809	118,472
Ventas, Inc.	14,810	748,053
Vornado Realty Trust	18,679	1,514,120
Washington Real Estate Investment Trust	900	27,576
		37,307,175
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.3%
BR Malls Participacoes SA	18,900	295,512
Brookfield Properties Corp.	22,500	325,350
C C Land Holdings Ltd.	1,151,000	461,658
CB Richard Ellis Group, Inc., Class A(1)	59,100	970,422
China Overseas Land & Investment Ltd.	358,000	763,979
Forest City Enterprises, Inc., Class A(1)	11,600	130,732
Jones Lang LaSalle, Inc.	12,700	958,977
		3,906,630
ROAD & RAIL — 0.3%
Arkansas Best Corp.	1,300	26,806
Canadian National Railway Co.	12,860	784,733
CSX Corp.	8,942	446,116
Dollar Thrifty Automotive Group, Inc.(1)	895	42,101
J.B. Hunt Transport Services, Inc.	15,200	497,648
Kansas City Southern(1)	23,500	788,895
Knight Transportation, Inc.	23,116	435,505
Norfolk Southern Corp.	8,241	442,377
Old Dominion Freight Line, Inc.(1)	900	20,979
Union Pacific Corp.	12,754	930,277
		4,415,437
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.9%
Advanced Micro Devices, Inc.(1)	43,484	244,380
Altera Corp.	27,500	678,425
Applied Materials, Inc.	137,029	1,423,731
ARM Holdings plc	453,280	2,549,894
ASML Holding NV	16,250	405,164
Atheros Communications, Inc.(1)	6,195	152,769
Broadcom Corp., Class A	55,225	1,655,093
Cavium Networks, Inc.(1)	27,800	671,092
Cirrus Logic, Inc.(1)	16,263	245,897
Cree, Inc.(1)	11,270	603,396
Cymer, Inc.(1)	800	23,544
Entegris, Inc.(1)	10,580	40,733
GT Solar International, Inc.(1)	8,932	69,044
Integrated Device Technology, Inc.(1)	7,300	37,376

Strategic Allocation: Moderate – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

Intel Corp.	291,201	$ 5,160,082
Intersil Corp., Class A	2,900	28,985
KLA-Tencor Corp.	13,715	384,157
Kulicke & Soffa Industries, Inc.(1)	12,784	73,380
Lattice Semiconductor Corp.(1)	11,972	49,684
Linear Technology Corp.	50,980	1,460,577
LSI Corp.(1)	82,572	331,939
Mattson Technology, Inc.(1)	4,100	8,528
MediaTek, Inc.	714	9,729
MEMC Electronic Materials, Inc.(1)	4,000	41,160
Microchip Technology, Inc.	13,800	382,122
Micron Technology, Inc.(1)	204,498	1,322,080
Mindspeed Technologies, Inc.(1)	10,152	64,973
MIPS Technologies, Inc., Class A(1)	9,232	60,839
MKS Instruments, Inc.(1)	4,825	83,279
Power Integrations, Inc.	1,120	30,677
Richtek Technology Corp.	46,200	314,403
Samsung Electronics Co. Ltd.	5,188	3,271,439
Sigma Designs, Inc.(1)	4,400	41,800
Silicon Image, Inc.(1)	8,031	29,072
Silicon Motion Technology Corp. ADR(1)	11,741	56,709
Skyworks Solutions, Inc.(1)	39,430	704,220
Standard Microsystems Corp.(1)	1,900	34,428
Taiwan Semiconductor Manufacturing Co. Ltd.	643,500	1,183,185
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	38,295	360,356
Teradyne, Inc.(1)	15,981	143,509
Texas Instruments, Inc.	47,294	1,089,181
Ultra Clean Holdings, Inc.(1)	5,748	48,686
Ultratech, Inc.(1)	3,888	64,580
Varian Semiconductor Equipment Associates, Inc.(1)	1,200	29,784
Veeco Instruments, Inc.(1)	25,749	855,639
Verigy Ltd.(1)	51,662	432,153
Zoran Corp.(1)	2,200	17,776
		26,969,649
SOFTWARE — 2.2%
Activision Blizzard, Inc.	41,000	438,290
ArcSight, Inc.(1)	755	28,992
Ariba, Inc.(1)	2,736	42,326
Aspen Technology, Inc.(1)	1,600	15,328
Cadence Design Systems, Inc.(1)	53,263	362,188
Citrix Systems, Inc.(1)	38,416	2,225,823
CommVault Systems, Inc.(1)	7,726	189,673
Compuware Corp.(1)	3,000	21,540
Electronic Arts, Inc.(1)	41,961	639,486
Intuit, Inc.(1)	104,863	4,488,136
Lawson Software, Inc.(1)	3,000	22,800
Microsoft Corp.	460,233	10,806,271
Motricity, Inc.(1)	15,102	111,151
Nintendo Co. Ltd.	2,200	612,261
Oracle Corp.	229,689	5,025,595
Parametric Technology Corp.(1)	5,100	86,955

Strategic Allocation: Moderate – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

Progress Software Corp.(1)	2,747	$ 73,372
Quest Software, Inc.(1)	29,793	638,464
Radiant Systems, Inc.(1)	5,499	98,487
Rovi Corp.(1)	28,600	1,244,386
S1 Corp.(1)	11,300	55,031
salesforce.com, inc.(1)	20,828	2,288,581
SAP AG	15,090	658,876
Smith Micro Software, Inc.(1)	9,062	69,324
Symantec Corp.(1)	64,911	884,737
Synopsys, Inc.(1)	28,025	641,492
Taleo Corp., Class A(1)	1,361	34,883
TIBCO Software, Inc.(1)	1,400	20,286
Ulticom, Inc.(1)	4,900	37,926
		31,862,660
SPECIALTY RETAIL — 1.6%
Aaron's, Inc.	1,200	19,548
Advance Auto Parts, Inc.	11,212	610,718
AutoZone, Inc.(1)	10,511	2,204,998
Best Buy Co., Inc.	23,759	745,795
Cabela's, Inc.(1)	1,800	28,044
Cato Corp. (The), Class A	800	18,360
Charming Shoppes, Inc.(1)	6,200	20,894
Children's Place Retail Stores, Inc. (The)(1)	2,170	94,742
Christopher & Banks Corp.	5,900	37,996
Coldwater Creek, Inc.(1)	6,100	26,291
Collective Brands, Inc.(1)	4,200	54,306
Finish Line, Inc. (The), Class A	12,115	159,918
Gap, Inc. (The)	50,967	860,833
Genesco, Inc.(1)	2,000	50,480
Group 1 Automotive, Inc.(1)	1,100	27,764
Home Depot, Inc. (The)	76,557	2,129,050
Hot Topic, Inc.	5,600	29,064
Inditex SA	13,660	911,405
Kingfisher plc	284,367	891,864
Kirkland's, Inc.(1)	1,891	21,576
Limited Brands, Inc.	30,982	731,175
Lowe's Cos., Inc.	90,910	1,845,473
Monro Muffler Brake, Inc.	4,203	176,022
New York & Co., Inc.(1)	9,300	17,298
Nitori Holdings Co. Ltd.	12,850	1,119,653
OfficeMax, Inc.(1)	31,103	302,943
O'Reilly Automotive, Inc.(1)	27,000	1,276,290
Penske Automotive Group, Inc.(1)	1,700	20,417
PEP Boys-Manny Moe & Jack	2,200	19,844
PetSmart, Inc.	64,416	2,054,226
Rent-A-Center, Inc.	28,677	575,834
Ross Stores, Inc.	32,911	1,633,373
Stage Stores, Inc.	1,800	20,088
Staples, Inc.	32,716	581,363
Systemax, Inc.	2,300	27,071
Truworths International Ltd.	59,354	471,210

Strategic Allocation: Moderate – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

Williams-Sonoma, Inc.	133,814	$ 3,473,812
		23,289,738
TEXTILES, APPAREL & LUXURY GOODS — 0.5%
Anta Sports Products Ltd.	315,000	645,489
Crocs, Inc.(1)	3,537	44,212
Culp, Inc.(1)	2,300	21,321
Deckers Outdoor Corp.(1)	2,610	113,457
Fossil, Inc.(1)	11,300	536,637
G-III Apparel Group Ltd.(1)	6,646	160,302
Iconix Brand Group, Inc.(1)	10,953	166,869
Jones Apparel Group, Inc.	28,391	436,654
Lululemon Athletica, Inc.(1)	13,400	442,468
LVMH Moet Hennessy Louis Vuitton SA	13,940	1,621,160
Maidenform Brands, Inc.(1)	3,044	81,183
Steven Madden Ltd.(1)	4,597	158,275
Swatch Group AG (The)	5,410	1,741,431
True Religion Apparel, Inc.(1)	2,200	38,676
VF Corp.	9,800	692,076
		6,900,210
THRIFTS & MORTGAGE FINANCE — 0.2%
Brookline Bancorp., Inc.	3,000	28,080
First Financial Holdings, Inc.	2,900	26,216
First Financial Northwest, Inc.	5,400	22,356
First Niagara Financial Group, Inc.	5,300	59,837
Flagstar Bancorp, Inc.(1)	5,200	11,856
Flushing Financial Corp.	1,800	19,494
Housing Development Finance Corp. Ltd.	50,015	666,654
Hudson City Bancorp., Inc.	47,057	542,332
K-Fed Bancorp.	2,900	22,649
Northwest Bancshares, Inc.	8,563	92,052
Oritani Financial Corp.	2,400	22,584
People's United Financial, Inc.	53,882	685,379
PMI Group, Inc. (The)(1)	6,600	20,328
Provident Financial Services, Inc.	6,360	72,949
Radian Group, Inc.	3,900	24,687
Washington Federal, Inc.	2,000	28,540
		2,345,993
TOBACCO — 0.5%
Altria Group, Inc.	92,187	2,057,614
British American Tobacco plc	40,951	1,391,748
Lorillard, Inc.	4,800	364,848
Philip Morris International, Inc.	54,405	2,798,593
		6,612,803
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Aircastle Ltd.	10,213	79,763
Beacon Roofing Supply, Inc.(1)	20,906	291,221
Fastenal Co.	22,400	1,014,048
GATX Corp.	700	19,110
Kaman Corp.	1,300	27,781
Lawson Products, Inc.	1,800	24,408
Mitsubishi Corp.	91,400	1,958,338

Strategic Allocation: Moderate – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

United Rentals, Inc.(1)	8,743	$ 98,359
W.W. Grainger, Inc.	4,700	497,213
WESCO International, Inc.(1)	600	19,368
Wolseley plc(1)	15,670	302,567
		4,332,176
TRANSPORTATION INFRASTRUCTURE — 0.1%
China Merchants Holdings International Co. Ltd.	138,166	466,252
Mundra Port and Special Economic Zone Ltd.	35,209	575,327
		1,041,579
WATER UTILITIES(2)
Artesian Resources Corp., Class A	2,000	35,820
WIRELESS TELECOMMUNICATION SERVICES — 1.2%
America Movil SAB de CV, Series L ADR	21,045	981,328
American Tower Corp., Class A(1)	61,947	2,902,836
Bharti Airtel Ltd.	111,860	778,431
Crown Castle International Corp.(1)	22,966	944,362
Millicom International Cellular SA	26,574	2,446,934
MTN Group Ltd.	67,331	1,100,120
NII Holdings, Inc.(1)	34,800	1,261,500
SBA Communications Corp., Class A(1)	79,313	2,839,405
SOFTBANK CORP.	50,800	1,457,907
Syniverse Holdings, Inc.(1)	5,577	114,719
Vodafone Group plc	1,087,210	2,620,319
		17,447,861
TOTAL COMMON STOCKS
(Cost $806,337,018)		904,227,341
U.S. TREASURY SECURITIES — 10.5%
U.S. Treasury Bonds, 4.375%, 11/15/39(3)	$ 9,870,000	11,395,221
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29(3)	16,913,399	19,902,317
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40(3)	4,336,335	4,884,136
U.S. Treasury Inflation Indexed Notes, 3.375%, 1/15/12(3)	3,682,590	3,859,815
U.S. Treasury Inflation Indexed Notes, 3.00%, 7/15/12(3)	24,087,606	25,553,554
U.S. Treasury Inflation Indexed Notes, 0.50%, 4/15/15(3)	4,304,738	4,391,840
U.S. Treasury Inflation Indexed Notes, 1.375%, 7/15/18(3)	24,991,536	26,366,070
U.S. Treasury Notes, 1.875%, 6/15/12(3)	4,000,000	4,103,124
U.S. Treasury Notes, 1.375%, 9/15/12(3)	9,000,000	9,161,019
U.S. Treasury Notes, 1.375%, 3/15/13(3)	8,000,000	8,155,008
U.S. Treasury Notes, 2.375%, 8/31/14(3)	11,100,000	11,680,153
U.S. Treasury Notes, 3.00%, 8/31/16(3)	19,400,000	20,870,151
U.S. Treasury Notes, 4.00%, 8/15/18(3)	250,000	284,961
U.S. Treasury Notes, 3.125%, 5/15/19(3)	830,000	884,598
TOTAL U.S. TREASURY SECURITIES
(Cost $142,097,601)		151,491,967
CORPORATE BONDS — 8.3%
AEROSPACE & DEFENSE — 0.2%
Alliant Techsystems, Inc., 6.75%, 4/1/16(3)	30,000	30,300
Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co. PIK, 8.875%, 4/1/15(3)	206,529	151,799
Honeywell International, Inc., 5.30%, 3/15/17(3)	658,000	764,264
Honeywell International, Inc., 5.30%, 3/1/18(3)	490,000	577,026

Strategic Allocation: Moderate – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

L-3 Communications Corp., 5.875%, 1/15/15(3)	$ 340,000	$ 348,075
L-3 Communications Corp., 6.375%, 10/15/15(3)	250,000	257,188
Lockheed Martin Corp., 5.50%, 11/15/39(3)	560,000	633,146
United Technologies Corp., 6.05%, 6/1/36(3)	72,000	87,620
United Technologies Corp., 5.70%, 4/15/40(3)	350,000	415,009
		3,264,427
AUTO COMPONENTS(2)
American Axle & Manufacturing, Inc., 7.875%, 3/1/17(3)	150,000	139,500
Goodyear Tire & Rubber Co. (The), 9.00%, 7/1/15(3)	200,000	210,000
TRW Automotive, Inc., 8.875%, 12/1/17(3)(4)	225,000	241,594
		591,094
AUTOMOBILES — 0.1%
American Honda Finance Corp., 2.375%, 3/18/13(3)(4)	310,000	316,873
Daimler Finance N.A. LLC, 5.875%, 3/15/11(3)	610,000	626,517
Ford Motor Co., 7.45%, 7/16/31(3)	200,000	196,000
Nissan Motor Acceptance Corp., 3.25%, 1/30/13(3)(4)	100,000	103,086
		1,242,476
BEVERAGES — 0.2%
Anheuser-Busch InBev Worldwide, Inc., 3.00%, 10/15/12(3)	360,000	371,644
Anheuser-Busch InBev Worldwide, Inc., 6.875%, 11/15/19(4)	640,000	792,950
Dr Pepper Snapple Group, Inc., 6.82%, 5/1/18(3)	580,000	715,790
SABMiller plc, 6.20%, 7/1/11(3)(4)	520,000	541,721
		2,422,105
BUILDING PRODUCTS(2)
Nortek, Inc., 11.00%, 12/1/13	200,888	212,690
CAPITAL MARKETS — 0.6%
Credit Suisse (New York), 5.00%, 5/15/13(3)	890,000	963,597
Credit Suisse (New York), 5.50%, 5/1/14(3)	500,000	554,042
Credit Suisse (New York), 5.30%, 8/13/19(3)	460,000	506,710
Credit Suisse (New York), 4.375%, 8/5/20(3)	270,000	272,263
Deutsche Bank AG (London), 4.875%, 5/20/13(3)	720,000	777,757
Deutsche Bank AG (London), 3.875%, 8/18/14(3)	370,000	394,608
Goldman Sachs Group, Inc. (The), 6.00%, 5/1/14(3)	380,000	421,304
Goldman Sachs Group, Inc. (The), 7.50%, 2/15/19(3)	1,510,000	1,764,873
Jefferies Group, Inc., 8.50%, 7/15/19(3)	220,000	255,805
Morgan Stanley, 4.20%, 11/20/14(3)	400,000	412,316
Morgan Stanley, 6.00%, 4/28/15(3)	190,000	207,378
Morgan Stanley, 6.625%, 4/1/18(3)	680,000	748,649
Morgan Stanley, 7.30%, 5/13/19(3)	1,000,000	1,139,216
UBS AG (Stamford Branch), 2.25%, 8/12/13(3)	190,000	191,017
UBS AG (Stamford Branch), 5.875%, 12/20/17(3)	410,000	463,604
		9,073,139
CHEMICALS — 0.1%
Dow Chemical Co. (The), 8.55%, 5/15/19(3)	430,000	540,215
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 9.75%, 11/15/14(3)	300,000	296,250
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18	125,000	116,250
Huntsman International LLC, 7.875%, 11/15/14	175,000	177,187
Rohm & Haas Co., 5.60%, 3/15/13(3)	30,000	32,226
		1,162,128

Strategic Allocation: Moderate – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

COMMERCIAL BANKS — 0.4%
Bank of Scotland plc, 3.25%, 1/25/13	EUR	170,000	$ 220,220
Barclays Bank plc, 5.00%, 9/22/16(3)		$ 330,000	358,735
BB&T Corp., 5.70%, 4/30/14(3)		380,000	426,447
Eurohypo AG, 3.75%, 4/11/11	EUR	1,010,000	1,299,354
Fifth Third Bancorp., 6.25%, 5/1/13(3)		$ 240,000	262,254
HSBC Bank plc, 3.50%, 6/28/15(3)(4)		230,000	240,059
HSBC Bank plc, 4.125%, 8/12/20(3)(4)		200,000	203,634
HSBC Holdings plc, 6.80%, 6/1/38(3)		130,000	154,838
National Australia Bank Ltd., 3.75%, 3/2/15(3)(4)		200,000	210,912
PNC Bank N.A., 6.00%, 12/7/17(3)		640,000	718,631
SunTrust Bank, 7.25%, 3/15/18(3)		240,000	272,273
Wachovia Bank N.A., 4.80%, 11/1/14(3)		839,000	904,303
Wachovia Bank N.A., 4.875%, 2/1/15(3)		312,000	335,897
Wells Fargo & Co., 3.625%, 4/15/15(3)		200,000	209,523
			5,817,080
COMMERCIAL SERVICES & SUPPLIES — 0.2%
Allied Waste North America, Inc., 6.375%, 4/15/11(3)		170,000	174,962
Cenveo Corp., 8.375%, 6/15/14(3)		325,000	279,500
Corrections Corp. of America, 6.25%, 3/15/13(3)		596,000	604,940
Corrections Corp. of America, 6.75%, 1/31/14(3)		14,000	14,385
KAR Auction Services, Inc., 8.75%, 5/1/14(3)		500,000	516,250
Republic Services, Inc., 5.50%, 9/15/19(3)		440,000	494,980
Waste Management, Inc., 6.125%, 11/30/39(3)		240,000	275,341
			2,360,358
COMMUNICATIONS EQUIPMENT(2)
Cisco Systems, Inc., 5.90%, 2/15/39(3)		480,000	566,894
COMPUTERS & PERIPHERALS(2)
Seagate Technology HDD Holdings, 6.80%, 10/1/16(3)		100,000	102,000
CONSUMER FINANCE — 0.3%
Ally Financial, Inc., 6.875%, 9/15/11		88,000	89,980
Ally Financial, Inc., 8.30%, 2/12/15(3)(4)		350,000	364,875
American Express Centurion Bank, 5.55%, 10/17/12(3)		255,000	274,763
American Express Centurion Bank, 6.00%, 9/13/17(3)		250,000	284,799
American Express Co., 7.25%, 5/20/14(3)		210,000	244,498
American General Finance Corp., 4.875%, 7/15/12(3)		500,000	458,125
Capital One Bank USA N.A., 8.80%, 7/15/19(3)		180,000	228,503
Ford Motor Credit Co. LLC, 7.25%, 10/25/11(3)		300,000	312,825
Ford Motor Credit Co. LLC, 7.50%, 8/1/12		250,000	262,566
General Electric Capital Corp., 3.75%, 11/14/14(3)		400,000	419,073
General Electric Capital Corp., 3.50%, 6/29/15(3)		400,000	414,671
General Electric Capital Corp., 5.625%, 9/15/17(3)		670,000	741,171
SLM Corp., 5.375%, 1/15/13(3)		210,000	206,034
			4,301,883
CONTAINERS & PACKAGING — 0.1%
Graham Packaging Co. LP/GPC Capital Corp I, 9.875%, 10/15/14		477,000	487,733
Graham Packaging Co. LP/GPC Capital Corp I, 8.25%, 1/1/17(4)		225,000	223,312
Graphic Packaging International, Inc., 9.50%, 8/15/13(3)		25,000	25,563
			736,608
DIVERSIFIED FINANCIAL SERVICES — 0.5%
Arch Western Finance LLC, 6.75%, 7/1/13(3)		141,000	142,410

Strategic Allocation: Moderate – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

Bank of America Corp., 6.50%, 8/1/16(3)	$ 350,000	$ 391,683
Bank of America Corp., 5.75%, 12/1/17(3)	370,000	392,285
Bank of America N.A., 5.30%, 3/15/17(3)	944,000	968,535
BankAmerica Capital II, 8.00%, 12/15/26(3)	300,000	307,875
Citigroup Capital XXI, VRN, 8.30%, 12/21/37(3)	225,000	234,562
Citigroup, Inc., 6.00%, 12/13/13(3)	600,000	647,899
Citigroup, Inc., 6.01%, 1/15/15(3)	380,000	409,814
Citigroup, Inc., 4.75%, 5/19/15	130,000	134,065
Citigroup, Inc., 6.125%, 5/15/18(3)	680,000	735,281
Citigroup, Inc., 8.50%, 5/22/19(3)	250,000	306,382
Citigroup, Inc., 5.375%, 8/9/20(3)	150,000	151,789
JPMorgan Chase & Co., 4.65%, 6/1/14(3)	500,000	544,614
JPMorgan Chase & Co., 3.70%, 1/20/15(3)	180,000	188,609
JPMorgan Chase & Co., 6.00%, 1/15/18(3)	1,370,000	1,558,441
Susser Holdings LLC / Susser Finance Corp., 8.50%, 5/15/16(4)	175,000	180,250
		7,294,494
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
Alltel Corp., 7.875%, 7/1/32(3)	250,000	336,639
Angel Lux Common SA, 8.875%, 5/1/16(3)(4)	500,000	527,500
AT&T, Inc., 6.80%, 5/15/36(3)	100,000	120,913
AT&T, Inc., 6.55%, 2/15/39(3)	355,000	422,768
British Telecommunications plc, 5.95%, 1/15/18(3)	200,000	219,458
Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18(3)	230,000	310,774
Cincinnati Bell, Inc., 8.75%, 3/15/18(3)	150,000	144,000
Deutsche Telekom International Finance BV, 6.75%, 8/20/18(3)	150,000	183,404
Embarq Corp., 7.08%, 6/1/16(3)	242,000	264,203
France Telecom SA, 4.375%, 7/8/14(3)	610,000	675,047
Frontier Communications Corp., 6.25%, 1/15/13(3)	260,000	270,400
Frontier Communications Corp., 7.125%, 3/15/19(3)	200,000	198,000
Intelsat Jackson Holdings SA, 11.25%, 6/15/16(3)	300,000	324,375
Intelsat Luxembourg SA, 11.25%, 2/4/17(5)	250,000	260,000
Intelsat Subsidiary Holding Co. SA, 8.875%, 1/15/15(3)	125,000	129,687
Level 3 Financing, Inc., 9.25%, 11/1/14	225,000	199,406
Qwest Corp., 7.875%, 9/1/11(3)	520,000	550,550
Qwest Corp., 7.50%, 10/1/14(3)	270,000	302,062
Sprint Capital Corp., 8.75%, 3/15/32(3)	500,000	484,375
Telecom Italia Capital SA, 6.175%, 6/18/14(3)	490,000	537,759
Telecom Italia Capital SA, 7.00%, 6/4/18(3)	200,000	226,664
Telefonica Emisiones SAU, 5.88%, 7/15/19(3)	570,000	647,853
Verizon Communications, Inc., 6.40%, 2/15/38(3)	420,000	493,913
Wind Acquisition Finance SA, 11.75%, 7/15/17(4)	250,000	276,250
Windstream Corp., 8.625%, 8/1/16(3)	325,000	337,187
		8,443,187
ELECTRIC UTILITIES — 0.2%
Carolina Power & Light Co., 5.15%, 4/1/15(3)	267,000	305,992
Carolina Power & Light Co., 5.25%, 12/15/15(3)	543,000	632,201
Cleveland Electric Illuminating Co. (The), 5.70%, 4/1/17(3)	202,000	225,403
Duke Energy Corp., 3.95%, 9/15/14(3)	270,000	289,641
Edison Mission Energy, 7.00%, 5/15/17(3)	325,000	223,438
Energy Future Holdings Corp., 10.875%, 11/1/17(3)	35,000	21,000
FirstEnergy Solutions Corp., 6.05%, 8/15/21(3)	600,000	637,053

Strategic Allocation: Moderate – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

Florida Power Corp., 6.35%, 9/15/37(3)	$ 510,000	$ 642,627
Southern California Edison Co., 5.625%, 2/1/36(3)	161,000	186,905
		3,164,260
ELECTRICAL EQUIPMENT(2)
Baldor Electric Co., 8.625%, 2/15/17(3)	75,000	79,688
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS(2)
Sanmina-SCI Corp., 8.125%, 3/1/16(3)	500,000	506,250
ENERGY EQUIPMENT & SERVICES — 0.1%
Pioneer Drilling Co., 9.875%, 3/15/18(3)(4)	100,000	100,500
Weatherford International Ltd., 9.625%, 3/1/19(3)	600,000	788,931
		889,431
FOOD & STAPLES RETAILING — 0.2%
CVS Caremark Corp., 6.60%, 3/15/19(3)	570,000	685,610
Ingles Markets, Inc., 8.875%, 5/15/17(3)	500,000	525,625
Kroger Co. (The), 6.40%, 8/15/17(3)	320,000	382,645
Rite Aid Corp., 8.625%, 3/1/15(3)	250,000	203,750
SUPERVALU, Inc., 8.00%, 5/1/16(3)	225,000	226,687
SYSCO Corp., 4.20%, 2/12/13(3)	260,000	280,075
Wal-Mart Stores, Inc., 5.875%, 4/5/27(3)	104,000	123,679
Wal-Mart Stores, Inc., 6.20%, 4/15/38(3)	80,000	99,241
Wal-Mart Stores, Inc., 5.625%, 4/1/40(3)	270,000	315,209
		2,842,521
FOOD PRODUCTS — 0.2%
Kellogg Co., 4.45%, 5/30/16(3)	500,000	560,884
Kraft Foods, Inc., 6.00%, 2/11/13(3)	170,000	188,762
Kraft Foods, Inc., 5.375%, 2/10/20(3)	130,000	144,850
Kraft Foods, Inc., 6.50%, 2/9/40(3)	530,000	632,778
Mead Johnson Nutrition Co., 3.50%, 11/1/14(3)	220,000	231,802
Smithfield Foods, Inc., 7.75%, 5/15/13(3)	500,000	505,000
		2,264,076
HEALTH CARE EQUIPMENT & SUPPLIES — 0.1%
Baxter International, Inc., 5.90%, 9/1/16(3)	290,000	349,657
Baxter International, Inc., 5.375%, 6/1/18(3)	470,000	556,213
Biomet, Inc, 10.00%, 10/15/17(3)	200,000	218,000
Covidien International Finance SA, 1.875%, 6/15/13(3)	310,000	315,521
		1,439,391
HEALTH CARE PROVIDERS & SERVICES — 0.3%
CHS/Community Health Systems, Inc., 8.875%, 7/15/15(3)	150,000	156,000
DaVita, Inc., 7.25%, 3/15/15(3)	100,000	103,875
Express Scripts, Inc., 5.25%, 6/15/12(3)	460,000	490,964
Express Scripts, Inc., 7.25%, 6/15/19(3)	630,000	795,553
Fresenius Medical Care Capital Trust IV, 7.875%, 6/15/11(3)	25,000	25,875
HCA, Inc., 6.50%, 2/15/16(3)	200,000	194,750
HCA, Inc., 9.25%, 11/15/16(3)	125,000	134,375
HealthSouth Corp., 10.75%, 6/15/16	125,000	136,875
HealthSouth Corp., 8.125%, 2/15/20	250,000	254,062
Medco Health Solutions, Inc., 7.25%, 8/15/13(3)	700,000	810,607
Omnicare, Inc., 6.875%, 12/15/15(3)	250,000	248,750
Sun Healthcare Group, Inc., 9.125%, 4/15/15	200,000	209,750
Tenet Healthcare Corp., 8.875%, 7/1/19	400,000	434,500

Strategic Allocation: Moderate – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

WellPoint, Inc., 5.80%, 8/15/40(3)	$ 100,000	$ 107,539
		4,103,475
HOTELS, RESTAURANTS & LEISURE — 0.2%
Harrah's Operating Co., Inc., 11.25%, 6/1/17(3)	500,000	537,500
Harrah's Operating Co., Inc., 10.00%, 12/15/18(3)	225,000	176,625
Mandalay Resort Group, 6.375%, 12/15/11(3)	75,000	71,250
McDonald's Corp., 5.35%, 3/1/18(3)	140,000	165,337
MGM Resorts International, 6.75%, 9/1/12(3)	350,000	322,875
MGM Resorts International, 7.625%, 1/15/17(3)	125,000	98,750
Pinnacle Entertainment, Inc., 8.75%, 5/15/20(3)	200,000	194,000
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 5/15/18(3)	250,000	265,625
Universal City Development Partners Ltd., 8.875%, 11/15/15(4)	200,000	204,000
Yum! Brands, Inc., 5.30%, 9/15/19(3)	620,000	699,384
		2,735,346
HOUSEHOLD DURABLES(2)
D.R. Horton, Inc., 5.625%, 9/15/14(3)	70,000	69,125
K Hovnanian Enterprises, Inc., 10.625%, 10/15/16	125,000	121,875
Yankee Acquisition Corp., 8.50%, 2/15/15(3)	100,000	101,750
		292,750
HOUSEHOLD PRODUCTS — 0.1%
Central Garden and Pet Co., 8.25%, 3/1/18	150,000	151,875
Kimberly-Clark Corp., 6.125%, 8/1/17(3)	540,000	659,283
		811,158
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
AES Corp. (The), 8.00%, 10/15/17(3)	225,000	237,938
Calpine Construction Finance Co. LP/CCFC Finance Corp., 8.00%, 6/1/16(3)(4)	200,000	211,000
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.00%, 12/1/20	89,000	85,999
RRI Energy, Inc., 7.625%, 6/15/14(3)	350,000	345,625
		880,562
INDUSTRIAL CONGLOMERATES — 0.1%
General Electric Co., 5.00%, 2/1/13(3)	379,000	410,968
General Electric Co., 5.25%, 12/6/17(3)	550,000	618,034
Hutchison Whampoa International 09/16 Ltd., 4.625%, 9/11/15(3)(4)	470,000	497,798
		1,526,800
INSURANCE — 0.3%
Allstate Corp. (The), 7.45%, 5/16/19	380,000	470,181
American International Group, Inc., 8.25%, 8/15/18(3)	140,000	151,900
CNA Financial Corp., 5.875%, 8/15/20(3)	120,000	121,099
Fairfax Financial Holdings Ltd., 7.75%, 6/15/17(3)	400,000	421,000
Hartford Financial Services Group, Inc. (The), 4.00%, 3/30/15(3)	200,000	203,565
International Lease Finance Corp., 5.30%, 5/1/12(3)	375,000	366,563
Lincoln National Corp., 6.25%, 2/15/20(3)	230,000	258,538
MetLife Global Funding I, 5.125%, 4/10/13(3)(4)	495,000	539,529
MetLife, Inc., 6.75%, 6/1/16(3)	500,000	594,565
New York Life Global Funding, 4.65%, 5/9/13(3)(4)	390,000	422,905
Prudential Financial, Inc., 7.375%, 6/15/19(3)	250,000	304,810
Prudential Financial, Inc., 5.40%, 6/13/35(3)	600,000	593,081
Travelers Cos., Inc. (The), 5.90%, 6/2/19(3)	250,000	289,701
		4,737,437

Strategic Allocation: Moderate – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

IT SERVICES — 0.1%
SunGard Data Systems, Inc., 9.125%, 8/15/13(3)	$ 440,000	$ 451,550
SunGard Data Systems, Inc., 10.25%, 8/15/15(3)	200,000	211,000
		662,550
MACHINERY(2)
Deere & Co., 5.375%, 10/16/29(3)	410,000	467,326
SPX Corp., 7.625%, 12/15/14(3)	125,000	135,312
		602,638
MEDIA — 0.7%
CBS Corp., 8.875%, 5/15/19(3)	210,000	273,484
CBS Corp., 5.75%, 4/15/20(3)	200,000	222,716
CBS Corp., 5.50%, 5/15/33(3)	240,000	235,556
Cengage Learning Acquisitions, Inc., 10.50%, 1/15/15(4)	200,000	192,000
Cinemark USA, Inc., 8.625%, 6/15/19(3)	150,000	157,875
Clear Channel Communications, Inc., 10.75%, 8/1/16(3)	225,000	167,063
Comcast Corp., 5.90%, 3/15/16(3)	490,000	566,787
Comcast Corp., 6.40%, 5/15/38(3)	320,000	365,178
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.75%, 10/1/14(3)	500,000	540,704
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 6.375%, 6/15/15(3)	430,000	447,200
Harland Clarke Holdings Corp., 9.50%, 5/15/15(3)	650,000	622,375
Interpublic Group of Cos., Inc. (The), 10.00%, 7/15/17(3)	750,000	866,250
News America, Inc., 6.90%, 8/15/39(3)	350,000	422,010
Nielsen Finance LLC/Nielsen Finance Co., 11.50%, 5/1/16(3)	125,000	140,781
Omnicom Group, Inc., 5.90%, 4/15/16(3)	470,000	541,637
Omnicom Group, Inc., 4.45%, 8/15/20(3)	140,000	143,907
Time Warner Cable, Inc., 5.40%, 7/2/12(3)	380,000	407,899
Time Warner Cable, Inc., 6.75%, 7/1/18(3)	630,000	753,410
Time Warner, Inc., 3.15%, 7/15/15	310,000	319,015
Time Warner, Inc., 7.70%, 5/1/32(3)	390,000	493,146
Viacom, Inc., 6.25%, 4/30/16(3)	880,000	1,027,231
Virgin Media Finance plc, 9.50%, 8/15/16(3)	500,000	562,500
WMG Acquisition Corp., 9.50%, 6/15/16	325,000	341,250
		9,809,974
METALS & MINING — 0.2%
Alcoa, Inc., 6.15%, 8/15/20(3)	240,000	242,735
AngloGold Ashanti Holdings plc, 5.375%, 4/15/20(3)	130,000	136,115
ArcelorMittal, 9.85%, 6/1/19(3)	430,000	541,333
ArcelorMittal, 5.25%, 8/5/20(3)	190,000	186,552
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17(3)	420,000	466,796
Newmont Mining Corp., 6.25%, 10/1/39(3)	430,000	493,847
Rio Tinto Finance USA Ltd., 5.875%, 7/15/13(3)	510,000	568,072
Vale Overseas Ltd., 5.625%, 9/15/19(3)	150,000	163,927
		2,799,377
MULTILINE RETAIL(2)
J.C. Penney Corp., Inc., 6.875%, 10/15/15(3)	25,000	26,937
Macy's Retail Holdings, Inc., 5.35%, 3/15/12(3)	395,000	409,813
		436,750
MULTI-UTILITIES — 0.3%
CenterPoint Energy Resources Corp., 6.125%, 11/1/17(3)	530,000	610,212
CenterPoint Energy Resources Corp., 6.25%, 2/1/37(3)	680,000	771,230
Dominion Resources, Inc., 6.40%, 6/15/18(3)	490,000	604,891

Strategic Allocation: Moderate – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

Pacific Gas & Electric Co., 4.20%, 3/1/11(3)	$ 170,000	$ 173,032
Pacific Gas & Electric Co., 5.80%, 3/1/37(3)	517,000	598,335
Pacific Gas & Electric Co., 6.35%, 2/15/38(3)	40,000	49,402
PG&E Corp., 5.75%, 4/1/14(3)	160,000	180,549
Sempra Energy, 8.90%, 11/15/13(3)	300,000	360,400
Sempra Energy, 6.50%, 6/1/16(3)	260,000	309,777
Sempra Energy, 6.00%, 10/15/39(3)	170,000	195,917
Teco Finance, Inc., 6.75%, 5/1/15(3)	40,000	46,457
		3,900,202
OFFICE ELECTRONICS(2)
Xerox Corp., 5.65%, 5/15/13(3)	160,000	174,907
Xerox Corp., 4.25%, 2/15/15(3)	140,000	149,276
		324,183
OIL, GAS & CONSUMABLE FUELS — 0.7%
Anadarko Petroleum Corp., 6.45%, 9/15/36(3)	500,000	435,935
Apache Corp., 5.10%, 9/1/40(3)	160,000	166,152
Arch Coal, Inc., 8.75%, 8/1/16(3)	225,000	244,688
Bill Barrett Corp., 9.875%, 7/15/16(3)	275,000	299,750
Chesapeake Energy Corp., 7.625%, 7/15/13(3)	125,000	135,781
ConocoPhillips, 5.75%, 2/1/19(3)	420,000	502,698
ConocoPhillips, 6.50%, 2/1/39(3)	195,000	250,266
El Paso Corp., 7.875%, 6/15/12(3)	220,000	234,126
El Paso Corp., 6.875%, 6/15/14(3)	100,000	106,330
Enbridge Energy Partners LP, 6.50%, 4/15/18(3)	240,000	283,557
Encore Acquisition Co., 9.50%, 5/1/16(3)	125,000	136,875
Enterprise Products Operating LLC, 6.30%, 9/15/17(3)	580,000	670,472
Enterprise Products Operating LLC, 6.45%, 9/1/40(3)	140,000	157,306
EOG Resources, Inc., 5.625%, 6/1/19(3)	380,000	447,911
Hess Corp., 6.00%, 1/15/40(3)	230,000	253,639
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20(3)	510,000	603,791
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39(3)	260,000	286,768
Magellan Midstream Partners LP, 6.55%, 7/15/19(3)	200,000	238,651
Motiva Enterprises LLC, 5.75%, 1/15/20(3)(4)	260,000	299,714
Nexen, Inc., 5.65%, 5/15/17(3)	390,000	440,939
Petrobras International Finance Co., 5.75%, 1/20/20(3)	230,000	247,772
Petrohawk Energy Corp., 7.875%, 6/1/15(3)	100,000	104,250
Petroleos Mexicanos, 6.00%, 3/5/20(3)(4)	190,000	206,625
Plains All American Pipeline LP/PAA Finance Corp., 3.95%, 9/15/15(3)	100,000	104,376
Plains All American Pipeline LP/PAA Finance Corp., 8.75%, 5/1/19(3)	510,000	649,459
Range Resources Corp., 6.375%, 3/15/15(3)	75,000	75,937
Sabine Pass LNG LP, 7.50%, 11/30/16(3)	350,000	311,938
SandRidge Energy, Inc., 8.75%, 1/15/20(3)(4)	175,000	167,125
Shell International Finance BV, 3.10%, 6/28/15(3)	230,000	241,122
Shell International Finance BV, 6.375%, 12/15/38(3)	430,000	549,232
Talisman Energy, Inc., 7.75%, 6/1/19(3)	400,000	505,706
Williams Partners LP, 5.25%, 3/15/20(3)	240,000	259,645
XTO Energy, Inc., 6.50%, 12/15/18(3)	390,000	498,489
		10,117,025
PAPER & FOREST PRODUCTS — 0.2%
Boise Cascade LLC, 7.125%, 10/15/14(3)	269,000	251,515
Domtar Corp., 9.50%, 8/1/16(3)	250,000	287,500

Strategic Allocation: Moderate – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

Georgia-Pacific LLC, 7.70%, 6/15/15(3)		$ 550,000	$ 599,500
Georgia-Pacific LLC, 7.125%, 1/15/17(3)(4)		175,000	185,500
International Paper Co., 9.375%, 5/15/19(3)		640,000	830,492
International Paper Co., 7.30%, 11/15/39(3)		310,000	351,348
Verso Paper Holdings LLC/Verso Paper, Inc., 9.125%, 8/1/14(3)		200,000	193,500
			2,699,355
PHARMACEUTICALS — 0.3%
Abbott Laboratories, 5.875%, 5/15/16(3)		265,000	317,370
Abbott Laboratories, 5.30%, 5/27/40(3)		170,000	189,611
AstraZeneca plc, 5.40%, 9/15/12(3)		580,000	633,257
AstraZeneca plc, 5.90%, 9/15/17(3)		450,000	544,918
GlaxoSmithKline Capital, Inc., 4.85%, 5/15/13(3)		410,000	450,710
Pfizer, Inc., 7.20%, 3/15/39(3)		340,000	477,938
Watson Pharmaceuticals, Inc., 5.00%, 8/15/14(3)		838,000	920,588
Wyeth, 5.95%, 4/1/37(3)		568,000	688,380
			4,222,772
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.1%
Digital Realty Trust LP, 5.875%, 2/1/20(3)(4)		290,000	308,196
Host Hotels & Resorts LP, 6.75%, 6/1/16(3)		250,000	255,000
ProLogis, 5.625%, 11/15/16(3)		690,000	657,930
ProLogis, 7.375%, 10/30/19(3)		240,000	241,579
			1,462,705
REAL ESTATE MANAGEMENT & DEVELOPMENT(2)
AMB Property LP, 6.625%, 12/1/19(3)		260,000	291,045
CB Richard Ellis Services, Inc., 11.625%, 6/15/17(3)		100,000	114,000
			405,045
ROAD & RAIL — 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 9.625%, 3/15/18(3)		125,000	131,250
CSX Corp., 7.375%, 2/1/19(3)		390,000	493,901
Union Pacific Corp., 5.75%, 11/15/17(3)		770,000	899,255
			1,524,406
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT(2)
Freescale Semiconductor, Inc., 9.25%, 4/15/18(3)(4)		100,000	100,750
SOFTWARE(2)
Intuit, Inc., 5.75%, 3/15/17(3)		571,000	646,642
SPECIALTY RETAIL — 0.2%
Burlington Coat Factory Warehouse Corp., 11.125%, 4/15/14(3)		250,000	260,000
Couche-Tard US LP/Couche-Tard Finance Corp., 7.50%, 12/15/13(3)		550,000	561,687
GSC Holdings Corp., 8.00%, 10/1/12(3)		470,000	482,338
Michaels Stores, Inc., 10.00%, 11/1/14(3)		275,000	288,062
Michaels Stores, Inc., 11.375%, 11/1/16(3)		250,000	269,375
Staples, Inc., 9.75%, 1/15/14(3)		320,000	397,613
Toys “R” Us Property Co. I LLC,, 10.75%, 7/15/17		500,000	566,250
Visant Corp., 7.625%, 10/1/12(3)		56,000	56,210
			2,881,535
TEXTILES, APPAREL & LUXURY GOODS(2)
Perry Ellis International, Inc., 8.875%, 9/15/13(3)		575,000	587,937
THRIFTS & MORTGAGE FINANCE — 0.1%
Cie de Financement Foncier, 1.25%, 12/1/11	JPY	64,000,000	766,130
TRADING COMPANIES & DISTRIBUTORS(2)
RSC Equipment Rental, Inc./RSC Holdings III LLC, 9.50%, 12/1/14(3)		$ 300,000	307,500

Strategic Allocation: Moderate – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
America Movil SAB de CV, 5.00%, 10/16/19(3)	$ 400,000	$ 433,121
America Movil SAB de CV, 5.00%, 3/30/20(3)	200,000	219,034
Cricket Communications, Inc., 9.375%, 11/1/14(3)	225,000	228,937
Rogers Communications, Inc., 7.875%, 5/1/12(3)	50,000	55,247
Rogers Communications, Inc., 6.25%, 6/15/13(3)	370,000	414,148
Rogers Communications, Inc., 6.80%, 8/15/18(3)	310,000	382,172
		1,732,659
TOTAL CORPORATE BONDS
(Cost $108,687,458)		119,853,843
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(6) — 6.0%
FHLMC, 6.50%, 12/1/12(3)	922	998
FHLMC, 7.00%, 6/1/14(3)	22,919	24,503
FHLMC, 6.50%, 6/1/16(3)	102,968	111,546
FHLMC, 6.50%, 6/1/16(3)	108,043	117,011
FHLMC, 4.50%, 1/1/19(3)	1,815,839	1,941,262
FHLMC, 5.00%, 10/1/19(3)	54,951	58,872
FHLMC, 5.00%, 11/1/19(3)	244,087	261,505
FHLMC, 5.50%, 11/1/19(3)	5,888	6,357
FHLMC, 5.50%, 11/1/19(3)	7,439	8,033
FHLMC, 5.50%, 11/1/19(3)	7,659	8,270
FHLMC, 5.50%, 11/1/19(3)	8,281	8,942
FHLMC, 5.50%, 11/1/19(3)	9,694	10,466
FHLMC, 5.50%, 12/1/19(3)	8,647	9,336
FHLMC, 5.00%, 2/1/20(3)	4,554	4,897
FHLMC, 5.00%, 2/1/20(3)	11,730	12,611
FHLMC, 5.50%, 3/1/20(3)	9,393	10,148
FHLMC, 5.50%, 3/1/20(3)	13,927	15,047
FHLMC, 5.50%, 3/1/20(3)	30,712	33,182
FHLMC, 5.00%, 5/1/20(3)	7,121	7,652
FHLMC, 5.00%, 5/1/20(3)	19,678	21,149
FHLMC, 5.00%, 5/1/20(3)	34,815	37,437
FHLMC, 4.50%, 7/1/20(3)	181,858	194,078
FHLMC, 4.00%, 10/1/20(3)	67,414	71,602
FHLMC, 5.00%, 4/1/21(3)	6,442,908	6,892,610
FHLMC, 8.00%, 6/1/26(3)	1,697	1,954
FHLMC, 8.00%, 6/1/26(3)	2,766	3,185
FHLMC, 8.00%, 6/1/26(3)	5,765	6,638
FHLMC, 8.00%, 7/1/26(3)	1,533	1,765
FHLMC, 7.00%, 8/1/29(3)	7,804	8,852
FHLMC, 7.50%, 8/1/29(3)	23,770	27,106
FHLMC, 8.00%, 7/1/30(3)	37,175	42,829
FHLMC, 6.50%, 6/1/31(3)	96,461	106,918
FHLMC, 5.50%, 12/1/33(3)	971,787	1,049,475
FHLMC, 6.50%, 5/1/34(3)	29,542	32,555
FHLMC, 5.50%, 6/1/35(3)	123,193	132,349
FHLMC, 5.00%, 9/1/35(3)	52,087	55,548
FHLMC, 5.00%, 9/1/35(3)	76,743	81,843
FHLMC, 5.50%, 10/1/35(3)	80,529	86,514
FHLMC, 5.50%, 10/1/35(3)	251,528	270,221
FHLMC, 5.00%, 11/1/35(3)	450,313	486,488

Strategic Allocation: Moderate – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

FHLMC, 5.00%, 11/1/35(3)	$ 517,645	$ 552,047
FHLMC, 6.50%, 3/1/36(3)	15,198	16,568
FHLMC, 6.50%, 3/1/36(3)	37,513	40,893
FHLMC, 5.50%, 1/1/38(3)	2,025,599	2,169,808
FHLMC, 6.00%, 11/1/38	6,275,341	6,752,295
FHLMC, 6.50%, 7/1/47(3)	185,644	201,012
FNMA, 6.00%, 5/1/11(3)	2,910	2,933
FNMA, 6.50%, 3/1/12(3)	9,435	10,228
FNMA, 6.50%, 4/1/12(3)	564	611
FNMA, 6.50%, 4/1/12(3)	1,078	1,169
FNMA, 6.50%, 4/1/12(3)	15,433	16,730
FNMA, 6.00%, 12/1/13(3)	19,422	20,958
FNMA, 5.32%, 4/1/14(3)	113,480	124,626
FNMA, 6.00%, 4/1/14(3)	58,547	63,176
FNMA, 7.50%, 6/1/15(3)	17,739	19,357
FNMA, 5.17%, 1/1/16(3)	170,713	191,538
FNMA, 4.50%, 5/1/19(3)	2,279,542	2,438,901
FNMA, 4.00%, 6/1/19(3)	21,446	22,859
FNMA, 4.50%, 6/1/19(3)	214,838	230,598
FNMA, 4.50%, 12/1/19(3)	22,766	24,429
FNMA, 5.00%, 3/1/20(3)	36,512	39,337
FNMA, 5.00%, 3/1/20(3)	36,933	39,791
FNMA, 5.00%, 4/1/20(3)	30,938	33,320
FNMA, 5.00%, 5/1/20(3)	8,132	8,758
FNMA, 5.00%, 5/1/20(3)	41,433	44,626
FNMA, 5.00%, 7/1/20(3)	131,774	140,992
FNMA, 7.00%, 5/1/26(3)	5,391	6,093
FNMA, 7.00%, 6/1/26(3)	5,402	6,104
FNMA, 7.50%, 3/1/27(3)	15,516	17,662
FNMA, 6.50%, 4/1/29(3)	36,591	40,626
FNMA, 6.50%, 6/1/29(3)	14,579	16,187
FNMA, 6.50%, 6/1/29(3)	72,457	80,448
FNMA, 7.00%, 7/1/29(3)	27,500	31,159
FNMA, 7.00%, 7/1/29(3)	29,417	33,305
FNMA, 6.50%, 8/1/29(3)	72,612	80,620
FNMA, 7.00%, 3/1/30(3)	44,112	49,981
FNMA, 8.00%, 7/1/30(3)	38,755	44,871
FNMA, 7.50%, 9/1/30(3)	22,464	25,604
FNMA, 6.50%, 9/1/31(3)	175,109	194,420
FNMA, 7.00%, 9/1/31(3)	116,331	131,973
FNMA, 6.50%, 1/1/32(3)	61,323	68,086
FNMA, 7.00%, 6/1/32(3)	556,057	630,298
FNMA, 6.50%, 10/1/32(3)	375,014	416,370
FNMA, 5.50%, 6/1/33(3)	749,664	810,298
FNMA, 5.50%, 8/1/33(3)	2,083,828	2,252,369
FNMA, 5.00%, 11/1/33(3)	3,109,913	3,335,057
FNMA, 5.50%, 1/1/34(3)	3,487,627	3,772,043
FNMA, 5.50%, 9/1/34(3)	161,657	174,379
FNMA, 5.50%, 10/1/34(3)	154,776	166,956
FNMA, 6.00%, 10/1/34(3)	280,812	306,515
FNMA, 5.00%, 11/1/34(3)	778,100	833,459

Strategic Allocation: Moderate – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

FNMA, 5.50%, 3/1/35(3)	$ 8,099	$ 8,772
FNMA, 5.50%, 3/1/35(3)	13,459	14,593
FNMA, 5.50%, 3/1/35(3)	25,315	27,431
FNMA, 5.50%, 3/1/35(3)	68,671	74,476
FNMA, 5.50%, 3/1/35(3)	79,960	86,053
FNMA, 5.00%, 4/1/35(3)	91,986	99,094
FNMA, 6.00%, 5/1/35(3)	10,066	10,912
FNMA, 6.00%, 5/1/35(3)	70,949	76,910
FNMA, 6.00%, 6/1/35(3)	1,908	2,068
FNMA, 6.00%, 6/1/35(3)	36,440	39,502
FNMA, 6.00%, 6/1/35(3)	112,269	121,703
FNMA, 5.00%, 7/1/35(3)	350,552	378,781
FNMA, 5.50%, 7/1/35(3)	56,920	61,256
FNMA, 6.00%, 7/1/35(3)	162,134	175,758
FNMA, 6.00%, 7/1/35(3)	181,536	196,790
FNMA, 5.50%, 8/1/35(3)	39,038	42,012
FNMA, 6.00%, 8/1/35(3)	17,246	18,695
FNMA, 4.50%, 9/1/35(3)	4,872,941	5,152,627
FNMA, 5.50%, 9/1/35(3)	2,279	2,453
FNMA, 5.50%, 9/1/35(3)	6,246	6,722
FNMA, 5.50%, 9/1/35(3)	53,285	57,345
FNMA, 5.50%, 9/1/35(3)	159,766	171,939
FNMA, 5.50%, 9/1/35(3)	298,970	321,749
FNMA, 5.00%, 10/1/35(3)	47,049	50,777
FNMA, 5.50%, 10/1/35(3)	896,799	965,129
FNMA, 6.00%, 10/1/35(3)	67,668	73,354
FNMA, 5.50%, 11/1/35(3)	421,833	453,974
FNMA, 6.00%, 11/1/35(3)	156,649	169,812
FNMA, 6.50%, 11/1/35(3)	13,470	14,781
FNMA, 6.50%, 11/1/35(3)	26,771	29,376
FNMA, 6.50%, 12/1/35(3)	81,163	89,062
FNMA, 6.50%, 4/1/36(3)	44,581	48,683
FNMA, 6.00%, 8/1/36(3)	195,852	211,574
FNMA, 5.00%, 10/1/36(3)	1,118,288	1,192,258
FNMA, 5.00%, 11/1/36(3)	2,009,622	2,142,550
FNMA, 5.50%, 1/1/37	13,031,363	14,024,264
FNMA, 5.50%, 2/1/37(3)	2,173,472	2,330,925
FNMA, 6.00%, 5/1/37(3)	126,525	136,485
FNMA, 6.00%, 7/1/37(3)	50,712	54,703
FNMA, 6.50%, 8/1/37(3)	68,941	74,583
FNMA, 6.50%, 8/1/37(3)	4,663,808	5,045,503
FNMA, 6.50%, 6/1/47(3)	128,066	138,107
FNMA, 6.50%, 8/1/47(3)	501,610	540,938
FNMA, 6.50%, 8/1/47(3)	518,358	559,000
FNMA, 6.50%, 9/1/47(3)	53,628	57,833
FNMA, 6.50%, 9/1/47(3)	281,805	303,900
FNMA, 6.50%, 9/1/47(3)	318,539	343,513
FNMA, 6.50%, 9/1/47(3)	542,132	584,638
FNMA, 6.50%, 9/1/47(3)	775,657	836,471
GNMA, 9.00%, 4/20/25(3)	2,261	2,645
GNMA, 7.50%, 10/15/25(3)	5,787	6,620

Strategic Allocation: Moderate – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

GNMA, 6.00%, 4/15/26(3)		$ 1,570	$ 1,724
GNMA, 6.00%, 4/15/26(3)		1,745	1,915
GNMA, 7.50%, 6/15/26(3)		4,907	5,614
GNMA, 7.00%, 12/15/27(3)		37,938	43,341
GNMA, 7.50%, 12/15/27(3)		39,794	45,583
GNMA, 6.50%, 1/15/28(3)		24,012	27,002
GNMA, 6.00%, 5/15/28(3)		60,385	66,484
GNMA, 6.00%, 5/15/28(3)		68,147	75,030
GNMA, 6.50%, 5/15/28(3)		7,593	8,538
GNMA, 7.00%, 5/15/31(3)		78,788	90,213
GNMA, 5.50%, 4/15/32(3)		37,099	40,419
GNMA, 5.50%, 11/15/32(3)		476,371	519,001
GNMA, 6.50%, 10/15/38(3)		8,195,407	9,050,783
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
(Cost $80,262,908)			86,598,943
SOVEREIGN GOVERNMENTS & AGENCIES — 2.9%
AUSTRALIA — 0.1%
Government of Australia, 6.50%, 5/15/13	AUD	460,000	432,754
New South Wales Treasury Corp., 5.50%, 3/1/17	AUD	295,000	270,616
			703,370
AUSTRIA — 0.1%
Republic of Austria, 3.40%, 10/20/14	EUR	465,000	635,458
Republic of Austria, 4.30%, 9/15/17(4)	EUR	215,000	310,862
Republic of Austria, 4.35%, 3/15/19(4)	EUR	510,000	742,606
Republic of Austria, 4.15%, 3/15/37(4)	EUR	143,000	215,970
			1,904,896
BELGIUM — 0.1%
Kingdom of Belgium, 4.00%, 3/28/14	EUR	570,000	789,231
Kingdom of Belgium, 4.00%, 3/28/18	EUR	440,000	616,378
Kingdom of Belgium, 5.00%, 3/28/35	EUR	170,000	276,979
			1,682,588
BRAZIL(2)
Brazilian Government International Bond, 5.875%, 1/15/19(3)		$600,000	696,000
CANADA — 0.2%
Government of Canada, 3.75%, 6/1/12	CAD	640,000	627,378
Government of Canada, 5.00%, 6/1/14	CAD	485,000	509,597
Government of Canada, 3.75%, 6/1/19	CAD	320,000	325,500
Government of Canada, 5.75%, 6/1/33	CAD	430,000	549,562
Hydro Quebec, 8.40%, 1/15/22(3)		$130,000	188,099
			2,200,136
DENMARK — 0.1%
Kingdom of Denmark, 5.00%, 11/15/13	DKK	4,380,000	838,589
Kingdom of Denmark, 4.00%, 11/15/17	DKK	920,000	178,601
Kingdom of Denmark, 4.00%, 11/15/19	DKK	580,000	114,014
			1,131,204
FINLAND — 0.1%
Government of Finland, 4.25%, 9/15/12	EUR	365,000	496,032
Government of Finland, 3.125%, 9/15/14	EUR	480,000	656,409
Government of Finland, 3.875%, 9/15/17	EUR	460,000	658,204

Strategic Allocation: Moderate – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

Government of Finland, 4.375%, 7/4/19	EUR	111,000	$ 164,826
Government of Finland, 4.00%, 7/4/25	EUR	89,000	131,561
			2,107,032
FRANCE — 0.1%
Government of France, 4.00%, 4/25/14	EUR	358,000	500,812
Government of France, 3.25%, 4/25/16	EUR	92,000	126,068
Government of France, 4.25%, 4/25/19	EUR	330,000	482,360
Government of France, 5.50%, 4/25/29	EUR	160,000	276,526
Government of France, 4.75%, 4/25/35	EUR	160,000	264,131
			1,649,897
GERMANY — 0.4%
German Federal Republic, 4.25%, 10/12/12	EUR	580,000	791,334
German Federal Republic, 3.50%, 1/4/16	EUR	1,110,000	1,557,921
German Federal Republic, 3.75%, 1/4/19(3)	EUR	615,000	887,068
German Federal Republic, 5.625%, 1/4/28	EUR	345,000	619,938
German Federal Republic, 4.75%, 7/4/34	EUR	360,000	621,292
German Federal Republic, 4.25%, 7/4/39(3)	EUR	220,000	368,583
KfW, 4.375%, 10/11/13	EUR	520,000	723,007
KfW, 4.125%, 10/15/14(3)	EUR	400,000	443,176
			6,012,319
IRELAND — 0.1%
Republic of Ireland, 4.00%, 1/15/14	EUR	286,000	359,428
Republic of Ireland, 5.90%, 10/18/19	EUR	940,000	1,212,760
Republic of Ireland, 5.40%, 3/13/25	EUR	179,000	211,182
			1,783,370
ITALY — 0.2%
Republic of Italy, 3.125%, 1/26/15(3)	EUR	400,000	410,158
Republic of Italy, 5.25%, 8/1/17	EUR	475,000	682,428
Republic of Italy, 4.75%, 8/1/23	EUR	370,000	501,775
Republic of Italy, 5.00%, 8/1/34	EUR	225,000	305,678
Republic of Italy, 4.00%, 2/1/37	EUR	287,000	338,591
			2,238,630
JAPAN — 0.4%
Development Bank of Japan, 2.30%, 3/19/26	JPY	30,000,000	395,921
Government of Japan, 1.20%, 3/20/12	JPY	137,900,000	1,669,007
Government of Japan, 0.60%, 9/20/14	JPY	77,150,000	932,848
Government of Japan, 1.20%, 6/20/15	JPY	57,200,000	710,418
Government of Japan, 1.80%, 6/20/18	JPY	40,400,000	524,237
Government of Japan, 1.50%, 9/20/18	JPY	64,400,000	817,112
Government of Japan, 2.10%, 12/20/26	JPY	41,300,000	533,611
Government of Japan, 2.40%, 3/20/37	JPY	26,700,000	360,820
			5,943,974
MEXICO — 0.1%
United Mexican States, 5.625%, 1/15/17(3)		$160,000	180,400
United Mexican States, 5.95%, 3/19/19(3)		710,000	821,825
United Mexican States, 6.05%, 1/11/40(3)		130,000	148,200
			1,150,425
MULTI-NATIONAL — 0.1%
European Investment Bank, 4.75%, 6/6/12	GBP	360,000	587,843
European Investment Bank, 5.375%, 10/15/12	EUR	375,000	520,574
			1,108,417

Strategic Allocation: Moderate – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

NETHERLANDS — 0.1%
Kingdom of Netherlands, 4.25%, 7/15/13	EUR	655,000	$ 911,086
Kingdom of Netherlands, 4.00%, 7/15/16	EUR	238,000	341,122
Kingdom of Netherlands, 3.50%, 7/15/20	EUR	355,000	497,256
Kingdom of Netherlands, 4.00%, 1/15/37	EUR	170,000	266,460
			2,015,924
PORTUGAL — 0.1%
Republic of Portugal, 3.60%, 10/15/14	EUR	195,000	245,564
Republic of Portugal, 4.35%, 10/16/17	EUR	485,000	601,341
Republic of Portugal, 4.75%, 6/14/19	EUR	571,000	700,662
			1,547,567
SPAIN — 0.1%
Government of Spain, 5.40%, 7/30/11	EUR	285,000	375,179
Government of Spain, 4.25%, 1/31/14	EUR	525,000	703,235
Government of Spain, 4.00%, 4/30/20	EUR	155,000	197,030
Government of Spain, 4.90%, 7/30/40	EUR	285,000	368,343
			1,643,787
SWEDEN — 0.1%
Government of Sweden, 5.25%, 3/15/11	SEK	2,425,000	335,689
Government of Sweden, 6.75%, 5/5/14	SEK	1,270,000	203,113
Government of Sweden, 4.25%, 3/12/19	SEK	1,155,000	181,621
			720,423
UNITED KINGDOM — 0.4%
Government of United Kingdom, 5.00%, 3/7/12(3)	GBP	115,000	187,966
Government of United Kingdom, 5.00%, 9/7/14	GBP	265,000	463,234
Government of United Kingdom, 4.00%, 9/7/16	GBP	295,000	502,763
Government of United Kingdom, 4.50%, 3/7/19	GBP	515,000	899,354
Government of United Kingdom, 3.75%, 9/7/19	GBP	430,000	710,920
Government of United Kingdom, 8.00%, 6/7/21	GBP	71,000	160,220
Government of United Kingdom, 4.25%, 6/7/32	GBP	180,000	297,703
Government of United Kingdom, 4.25%, 3/7/36	GBP	365,000	601,347
Government of United Kingdom, 4.50%, 12/7/42	GBP	915,000	1,582,148
			5,405,655
TOTAL SOVEREIGN GOVERNMENTS & AGENCIES
(Cost $41,882,857)			41,645,614
U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS — 1.8%
FIXED-RATE U.S. GOVERNMENT AGENCY SECURITIES — 0.8%
FHLMC, 2.50%, 4/23/14		$ 10,000,000	10,500,920
FNMA, 6.625%, 11/15/30(3)		1,247,000	1,741,762
			12,242,682
GOVERNMENT-BACKED CORPORATE BONDS(7) — 1.0%
Bank of America Corp., VRN, 0.78%, 10/29/10(3)		3,900,000	3,927,000
Citigroup Funding, Inc., VRN, 0.81%, 10/29/10(3)		3,900,000	3,928,938
KeyCorp, VRN, 1.19%, 9/15/10(3)		2,000,000	2,005,098
Morgan Stanley, VRN, 0.89%, 9/20/10(3)		3,900,000	3,931,126
			13,792,162
TOTAL U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS
(Cost $25,343,035)			26,034,844

Strategic Allocation: Moderate – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

COMMERCIAL PAPER(8) — 1.3%
Austin Texas, 0.38%, 10/12/10(3)	$ 3,600,000	$ 3,599,100
Chicago Illinois, 0.50%, 11/3/10	671,000	670,738
Govco LLC, 0.45%, 2/7/11(3)(4)	3,600,000	3,593,952
Legacy Capital LLC, 0.40%, 10/12/10(3)(4)	3,600,000	3,598,776
Lexington Parker Capital, 0.40%, 10/12/10(3)(4)	3,600,000	3,598,560
Shell International Finance BV, 0.38%, 4/5/11(3)(4)	3,600,000	3,593,088
TOTAL COMMERCIAL PAPER
(Cost $18,650,212)		18,654,214
COMMERCIAL MORTGAGE-BACKED SECURITIES(6) — 1.1%
Banc of America Commercial Mortgage, Inc., Series 2004-6, Class A3 SEQ, 4.51%, 12/10/42(3)	1,400,000	1,436,485
Commercial Mortgage Pass-Through Certificates, Series 2004 LB3A, Class A4 SEQ, VRN, 5.23%, 9/1/10(3)	1,100,000	1,141,407
Commercial Mortgage Pass-Through Certificates, Series 2005 F10A, Class A1, VRN, 0.38%, 9/15/10, resets monthly off the 1-month LIBOR plus 0.10% with no caps(3)(4)	8,805	8,794
Credit Suisse Mortgage Capital Certificates, Series 2007 TF2A, Class A1, VRN, 0.46%, 9/15/10, resets monthly off the 1-month LIBOR plus 0.18% with no caps(3)(4)	1,049,288	923,869
Greenwich Capital Commercial Funding Corp., Series 2006 FL4A, Class A1, VRN, 0.39%, 9/7/10, resets monthly off the 1-month LIBOR plus 0.09% with no caps(3)(4)	263,946	254,121
GS Mortgage Securities Corp. II, Series 2005 GG4, Class A4 SEQ, 4.76%, 7/10/39(3)	700,000	732,731
GS Mortgage Securities Corp. II, Series 2005 GG4, Class A4A SEQ, 4.75%, 7/10/39(3)	1,300,000	1,396,121
LB-UBS Commercial Mortgage Trust, Series 2004 C1, Class A4 SEQ, 4.57%, 1/15/31(3)	600,000	629,093
LB-UBS Commercial Mortgage Trust, Series 2004 C2, Class A4 SEQ, 4.37%, 3/15/36(3)	1,000,000	1,028,238
LB-UBS Commercial Mortgage Trust, Series 2005 C2, Class A2 SEQ, 4.82%, 4/15/30(3)	2,092,753	2,093,559
Merrill Lynch Floating Trust, Series 2006-1, Class A1, VRN, 0.35%, 9/15/10, resets monthly off the 1-month LIBOR plus 0.07% with no caps(3)(4)	1,479,516	1,377,813
Wachovia Bank Commercial Mortgage Trust, Series 2003 C6, Class A3, VRN, 4.96%, 9/1/10(3)	400,000	404,342
Wachovia Bank Commercial Mortgage Trust, Series 2004 C11, Class A3 SEQ, 4.72%, 1/15/41(3)	500,000	504,921
Wachovia Bank Commercial Mortgage Trust, Series 2005 C20, Class A5, VRN, 5.09%, 9/1/10(3)	700,000	718,052
Wachovia Bank Commercial Mortgage Trust, Series 2005 C20, Class A6A, VRN, 5.11%, 9/1/10(3)	1,650,000	1,722,787
Wachovia Bank Commercial Mortgage Trust, Series 2006 C23, Class A4, VRN, 5.42%, 9/1/10(3)	1,800,000	1,929,531
Washington Mutual Commercial Mortgage Securities Trust, Series 2003 C1A, Class A SEQ, 3.83%, 1/25/35(3)(4)	25,901	26,179
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $16,214,717)		16,328,043

Strategic Allocation: Moderate – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS(6) — 1.0%
PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS — 0.3%
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37(3)	$ 1,425,340	$ 1,065,109
Banc of America Mortgage, Series 2004-7, Class 7A1, 5.00%, 8/25/19(3)	633,400	639,497
Citicorp Mortgage Securities, Inc., Series 2003-6, Class 1A2 SEQ, 4.50%, 5/25/33	389,023	392,491
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003 J13, Class 1A1 SEQ, 5.25%, 1/25/34(3)	539,682	551,127
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-16, Class A1, 6.50%, 10/25/37(3)	947,054	853,582
MASTR Alternative Loans Trust, Series 2003-8, Class 4A1, 7.00%, 12/25/33(3)	48,631	51,119
Wells Fargo Mortgage Backed Securities Trust, Series 2005-5, Class 1A1, 5.00%, 5/25/20	576,578	591,813
Wells Fargo Mortgage Backed Securities Trust, Series 2007 AR10, Class 1A1, VRN, 6.21%, 9/1/10	441,504	456,527
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	673,015	641,380
		5,242,645
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 0.7%
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25(3)	2,650,000	2,939,935
FHLMC, Series 3203, Class VN SEQ, 5.00%, 6/15/22(3)	5,966,000	6,465,075
FNMA, Series 2003-52, Class KF SEQ, VRN, 0.66%, 9/27/10, resets monthly off the 1-month LIBOR plus 0.40% with a cap of 7.50%(3)	402,832	403,574
		9,808,584
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $14,295,706)		15,051,229
MUNICIPAL SECURITIES — 0.8%
Bay Area Toll Auth. Toll Bridge Rev., Series 2010 S1, (Building Bonds), 6.92%, 4/1/40(3)	480,000	538,099
California GO, (Building Bonds), 7.30%, 10/1/39(3)	320,000	354,131
Columbus Development Auth. Industrial Rev., (Litho-Krome), VRDN, 0.35%, 9/2/10 (LOC: Bank of America N.A.)(3)	3,900,000	3,900,000
Illinois GO, (Taxable Pension), 5.10%, 6/1/33(3)	600,000	513,462
Illinois GO, Series 2010-3, (Building Bonds), 6.73%, 4/1/35	200,000	201,450
Los Angeles Community College District GO, Series 2010 D, (Election of 2008), 6.68%, 8/1/36(3)	360,000	393,973
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39(3)	170,000	181,662
Metropolitan Transportation Auth. Rev., Series 2010 C1, (Building Bonds), 6.69%, 11/15/40(3)	280,000	311,721
Municipal Electric Auth. Rev., Series 2010 J, (Building Bonds), 6.64%, 4/1/57(3)	330,000	353,803
New Jersey State Turnpike Auth. Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40(3)	180,000	229,865
New York GO, (Building Bonds), 5.97%, 3/1/36(3)	410,000	453,891
New York State Dormitory Auth. Rev., (Building Bonds), 5.63%, 3/15/39(3)	200,000	215,528
Ohio Water Development Auth. Pollution Control Rev., Series 2010 B2, (Building Bonds), 4.88%, 12/1/34(3)	200,000	215,336
Orange County Housing Finance Auth. Multifamily Rev., Series 2002 B, (Millenia), VRDN, 0.26%, 9/1/10 (LOC: FNMA)(3)	1,920,000	1,920,000

Strategic Allocation: Moderate – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

Oregon State Department of Transportation Highway Usertax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34(3)	$ 130,000	$ 148,906
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36(3)	340,000	368,638
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40(3)	380,000	404,172
Texas GO, (Building Bonds), 5.52%, 4/1/39(3)	150,000	173,327
University of California Rev., (Building Bonds), 5.77%, 5/15/43(3)	460,000	511,120
Washington GO, (Building Bonds), 5.14%, 8/1/40(3)	310,000	333,870
TOTAL MUNICIPAL SECURITIES
(Cost $11,335,773)		11,722,954
CONVERTIBLE PREFERRED STOCKS(2)
INSURANCE(2)
Aspen Insurance Holdings Ltd., Series AHL, 5.625%, 12/31/49(9)	6,300	335,869
LEISURE EQUIPMENT & PRODUCTS(2)
Callaway Golf Co., Series B, 7.50%, 6/20/12(9)	300	32,129
MEDIA(2)
LodgeNet Interactive Corp., 10.00%, 12/31/49(4)(9)	26	23,465
REAL ESTATE INVESTMENT TRUSTS (REITs)(2)
Entertainment Properties Trust, Series E, 9.00%, 12/31/49(9)	1,200	32,334
Lexington Realty Trust, Series C, 6.50%, 4/20/13(9)	600	23,587
		55,921
TOBACCO(2)
Universal Corp., 6.75%, 3/15/13(9)	40	35,360
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $512,251)		482,744
ASSET-BACKED SECURITIES(2)(6)
CenterPoint Energy Transition Bond Co. LLC, Series 2005 A, Class A4 SEQ, 5.17%, 8/1/19(3)
(Cost $129,976)	130,000	153,209
PREFERRED STOCKS(2)
CONSUMER FINANCE(2)
Ally Financial, Inc., 7.00%, 12/31/11(4)(9)	77	63,609
REAL ESTATE INVESTMENT TRUSTS (REITs)(2)
National Retail Properties, Inc., Series C, 7.375%, 10/12/11(9)	2,200	55,484
PS Business Parks, Inc., Series O, 7.375%, 6/16/11(9)	643	16,499
		71,983
TOTAL PREFERRED STOCKS
(Cost $140,034)		135,592

Strategic Allocation: Moderate – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

TEMPORARY CASH INVESTMENTS — 3.3%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares(3)
(Cost $47,135,338)	47,135,338	$ 47,135,338
TEMPORARY CASH INVESTMENTS - SEGREGATED FOR FUTURES CONTRACTS(2)
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares(3)
(Cost $682,000)	682,000	682,000
TOTAL INVESTMENT SECURITIES — 99.6%
(Cost $1,313,706,886)		1,440,197,875
OTHER ASSETS AND LIABILITIES — 0.4%		5,548,434
TOTAL NET ASSETS — 100.0%		$1,445,746,309

Strategic Allocation: Moderate – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell	Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
19,807,206	JPY for GBP Barclays Bank plc	10/29/10	$ 235,922	$ (3,703)
139,104	EUR for JPY Westpac Banking Corp.	10/29/10	176,267	6,951
38,452	GBP for JPY Westpac Banking Corp.	10/29/10	58,950	2,126
2,000	AUD for USD Westpac Banking Corp.	10/29/10	1,767	(1)
19,000	AUD for USD HSBC Holdings plc	10/29/10	16,788	83
43,129	AUD for USD UBS AG	10/29/10	38,109	346
4,000	CAD for USD Westpac Banking Corp.	10/29/10	3,748	98
5,000	CAD for USD HSBC Holdings plc	10/29/10	4,685	229
60,000	CAD for USD Deutsche Bank AG	10/29/10	56,217	1,538
78,000	CAD for USD HSBC Holdings plc	10/29/10	73,082	2,372
109,000	CAD for USD HSBC Holdings plc	10/29/10	102,128	4,213
141,000	CAD for USD Barclays Bank plc	10/29/10	132,110	6,000
3,000	CHF for USD Westpac Banking Corp.	10/29/10	2,956	(91)
3,000	CHF for USD HSBC Holdings plc	10/29/10	2,956	(66)
221,432	CHF for USD UBS AG	10/29/10	218,207	(9,688)
7,000	DKK for USD HSBC Holdings plc	10/29/10	1,192	24
28,000	DKK for USD HSBC Holdings plc	10/29/10	4,766	206
2,929,662	DKK for USD Barclays Bank plc	10/29/10	498,703	12,573
4,000	EUR for USD HSBC Holdings plc	10/29/10	5,069	212
7,000	EUR for USD HSBC Holdings plc	10/29/10	8,870	121
10,000	EUR for USD Westpac Banking Corp.	10/29/10	12,672	(17)
10,000	EUR for USD HSBC Holdings plc	10/29/10	12,672	(12)
10,000	EUR for USD HSBC Holdings plc	10/29/10	12,672	70
11,000	EUR for USD Westpac Banking Corp.	10/29/10	13,939	228
12,000	EUR for USD HSBC Holdings plc	10/29/10	15,206	251
18,000	EUR for USD Deutsche Bank AG	10/29/10	22,809	740
23,000	EUR for USD HSBC Holdings plc	10/29/10	29,145	377
3,000	GBP for USD Westpac Banking Corp.	10/29/10	4,599	19
18,000	GBP for USD Westpac Banking Corp.	10/29/10	27,595	197
19,000	GBP for USD Deutsche Bank AG	10/29/10	29,129	762
21,000	GBP for USD Barclays Bank plc	10/29/10	32,195	1,115
28,000	GBP for USD HSBC Holdings plc	10/29/10	42,926	1,377
29,000	GBP for USD HSBC Holdings plc	10/29/10	44,459	403
463,000	JPY for USD Deutsche Bank AG	10/29/10	5,515	(117)
568,610	JPY for USD Westpac Banking Corp.	10/29/10	6,773	(268)
8,100,000	JPY for USD Barclays Bank plc	10/29/10	96,478	(2,501)
1,000	NOK for USD HSBC Holdings plc	10/29/10	158	9
80,000	NOK for USD HSBC Holdings plc	10/29/10	12,645	243
314,000	NOK for USD Deutsche Bank AG	10/29/10	49,630	1,970
5,000	NZD for USD Westpac Banking Corp.	10/29/10	3,470	131
76,000	NZD for USD HSBC Holdings plc	10/29/10	52,749	2,361
94,000	NZD for USD Barclays Bank plc	10/29/10	65,243	3,175
21,000	SEK for USD Deutsche Bank AG	10/29/10	2,838	77
57,000	SEK for USD HSBC Holdings plc	10/29/10	7,704	327
2,141,514	SEK for USD Deutsche Bank AG	10/29/10	289,454	4,072
			$2,535,167	$38,532
(Value on Settlement Date $2,573,699)

Strategic Allocation: Moderate – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)

Contracts to Buy Counterparty		Settlement Date	Value	Unrealized Gain (Loss)
5,276,999	JPY for GBP Westpac Banking Corp.	10/29/10	$ 62,854	$ 1,777
15,830,000	JPY for EUR Westpac Banking Corp.	10/29/10	188,550	5,332
148,413	GBP for JPY Barclays Bank plc	10/29/10	227,529	(4,690)
4,000	AUD for USD HSBC Holdings plc	10/29/10	3,534	54
13,000	AUD for USD HSBC Holdings plc	10/29/10	11,487	(286)
31,000	AUD for USD HSBC Holdings plc	10/29/10	27,392	(630)
58,000	AUD for USD Deutsche Bank AG	10/29/10	51,249	(983)
118,000	AUD for USD Barclays Bank plc	10/29/10	104,265	(2,626)
22,000	CAD for USD Westpac Banking Corp.	10/29/10	20,613	(263)
248,276	CAD for USD HSBC Holdings plc	10/29/10	232,623	(7,086)
1,000	CHF for USD Westpac Banking Corp.	10/29/10	985	30
55,000	CHF for USD HSBC Holdings plc	10/29/10	54,199	1,657
79,000	CHF for USD Barclays Bank plc	10/29/10	77,849	2,885
27,000	DKK for USD Westpac Banking Corp.	10/29/10	4,596	(81)
6,000	EUR for USD Westpac Banking Corp.	10/29/10	7,603	(15)
14,000	EUR for USD HSBC Holdings plc	10/29/10	17,740	(372)
32,000	EUR for USD HSBC Holdings plc	10/29/10	40,549	(1,670)
47,000	EUR for USD Barclays Bank plc	10/29/10	59,557	(2,196)
78,000	EUR for USD HSBC Holdings plc	10/29/10	98,838	(1,507)
2,533,244	EUR for USD Barclays Bank plc	10/29/10	3,210,025	(83,610)
13,000	GBP for USD HSBC Holdings plc	10/29/10	19,930	76
37,000	GBP for USD HSBC Holdings plc	10/29/10	56,724	(2,221)
195,462	GBP for USD HSBC Holdings plc	10/29/10	299,659	(3,817)
213,000	JPY for USD HSBC Holdings plc	10/29/10	2,537	56
2,024,000	JPY for USD HSBC Holdings plc	10/29/10	24,108	501
2,744,000	JPY for USD Westpac Banking Corp.	10/29/10	32,684	1,168
4,756,000	JPY for USD HSBC Holdings plc	10/29/10	56,648	2,101
3,000	NOK for USD Westpac Banking Corp.	10/29/10	474	(1)
18,000	NOK for USD Barclays Bank plc	10/29/10	2,845	(145)
115,000	NOK for USD HSBC Holdings plc	10/29/10	18,176	(846)
302,000	NOK for USD Deutsche Bank AG	10/29/10	47,733	(1,025)
4,000	NZD for USD HSBC Holdings plc	10/29/10	2,776	(58)
6,000	NZD for USD HSBC Holdings plc	10/29/10	4,164	(212)
99,000	NZD for USD Deutsche Bank AG	10/29/10	68,713	(2,193)
303,200	NZD for USD Westpac Banking Corp.	10/29/10	210,442	(10,933)
7,000	SEK for USD Westpac Banking Corp.	10/29/10	946	(3)
52,000	SEK for USD HSBC Holdings plc	10/29/10	7,028	(90)
288,000	SEK for USD Barclays Bank plc	10/29/10	38,927	(1,325)
			$5,396,551	$(113,247)
(Value on Settlement Date $5,509,798)

FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
73	U.S. Long Bond	December 2010	$ 9,857,281	$175,617
13	S&P 500 E-Mini Futures	September 2010	681,395	(19,688)
			$10,538,676	$155,929

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
232	U.S. Treasury 2-Year Notes	December 2010	$50,840,625	$(15,005)

Strategic Allocation: Moderate – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)

SWAP AGREEMENTS
Notional Amount	Description of Agreement	Premiums Paid (Received)	Value
CREDIT DEFAULT - BUY PROTECTION
$5,800,000	Pay quarterly a fixed rate equal to 0.12% per annum multiplied by the notional amount and receive from Barclays Bank plc upon each default event of Pfizer, Inc., par value of the proportional notional amount of Pfizer, Inc., 4.65%, 3/1/18. Expires March 2017.	–	$177,344

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CVA	-	Certificaten Van Aandelen
DKK	-	Danish Krone
Equivalent	-	Security whose principal payments are backed by the full faith and credit of the United States
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GDR	-	Global Depositary Receipt
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
JPY	-	Japanese Yen
LB-UBS	-	Lehman Brothers, Inc. — UBS AG
LIBOR	-	London Interbank Offered Rate
LOC	-	Letter of Credit
MASTR	-	Mortgage Asset Securitization Transactions, Inc.
NOK	-	Norwegian Krone
NVDR	-	Non-Voting Depositary Receipt
NZD	-	New Zealand Dollar
OJSC	-	Open Joint Stock Company
PIK	-	Payment in Kind
resets	-
The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEK	-	Swedish Krona
SEQ	-	Sequential Payer
USD	-	United States Dollar
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Non-income producing.
(2)	Category is less than 0.05% of total net assets.
(3)	Security, or a portion thereof, has been segregated for futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $61,557,000.
(4)
Security was purchased under Rule 144A or Section 4(2) of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $25,990,322, which represented 1.8% of total net assets.

(5)
Step-coupon security. These securities are issued with a zero coupon and become interest bearing at a predetermined rate and date and are issued at a substantial discount from their value at maturity. Interest reset or final maturity date is indicated, as applicable. Rate shown is effective at the period end.

(6)	Final maturity indicated, unless otherwise noted.

Strategic Allocation: Moderate – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)

(7)
The debt is guaranteed under the Federal Deposit Insurance Corporation's (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or December 31, 2012.

(8)	The rate indicated is the yield to maturity at purchase.
(9)
Perpetual security. These securities do not have a predetermined maturity date. The coupon rates are fixed for a period of time and may be structured to adjust thereafter. Interest reset or next call date is indicated, as applicable.

Strategic Allocation: Moderate – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data
         (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of August 31, 2010. The Schedule of Investments provides additional details on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$666,883,662	–	–
Foreign Common Stocks	37,043,057	$200,300,622	–
U.S. Treasury Securities	–	151,491,967	–
Corporate Bonds	–	119,853,843	–
U.S. Government Agency Mortgage-Backed Securities	–	86,598,943	–
Sovereign Governments & Agencies	–	41,645,614	–
U.S. Government Agency Securities and Equivalents	–	26,034,844	–
Commercial Paper	–	18,654,214	–
Commercial Mortgage-Backed Securities	–	16,328,043	–
Collateralized Mortgage Obligations	–	15,051,229	–
Municipal Securities	–	11,722,954	–
Convertible Preferred Stocks	–	482,744	–
Asset-Backed Securities	–	153,209	–
Preferred Stocks	–	135,592	–
Temporary Cash Investments	47,817,338	–	–
Total Value of Investment Securities	$751,744,057	$688,453,818	–

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

Strategic Allocation: Moderate – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)

Level 1	Level 2	Level 3

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	–	$(74,715)	–
Futures Contracts	$140,924	–	–
Swap Agreements	–	177,344	–
Total Unrealized Gain (Loss) on Other Financial Instruments	$140,924	$102,629	–

3. Federal Tax Information

As of August 31, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,363,331,499
Gross tax appreciation of investments	$ 118,295,408
Gross tax depreciation of investments	(41,429,032)
Net tax appreciation (depreciation) of investments	$ 76,866,376

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	October 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	October 28, 2010

By:	/s/ Robert J. Leach
	Name:	Robert J. Leach
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	October 28, 2010